SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2015 are attached.

Transamerica Partners Institutional Funds Group

Transamerica Institutional Asset Allocation Funds

Quarterly Schedules of Investments

March 31, 2015

Money Market Fund

Transamerica Partners Institutional Money Market

Bond Funds

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional High Yield Bond

Balanced Fund

Transamerica Partners Institutional Balanced

Stock Funds

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Stock Index

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Small Value

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional International Equity

The above funds, except for Transamerica Partners Institutional Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.

Transamerica Partners Institutional Stock Index Fund is fully invested in the S&P 500 Stock Master Portfolio which is located in this report.

The following schedule reflects each Fund’s Percentage of Interest in the Series of Transamerica Partners Portfolio or S&P 500 Stock Master Portfolio, including any open receivable or payable, at March 31, 2015.

Fund	Percentage of Interest in Series Portfolio or MP
Money Market	29.62%
High Quality Bond	15.00
Inflation-Protected Securities	29.74
Core Bond	29.44
High Yield Bond	41.13
Balanced	3.56
Large Value	11.37
Stock Index	12.17
Large Core	2.72
Large Growth	12.26
Mid Value	44.35
Mid Growth	17.26
Small Value	10.87
Small Core	9.01
Small Growth	16.16
International Equity	11.03

Asset Allocation Funds

Transamerica Institutional Asset Allocation – Short Horizon

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

Transamerica Institutional Asset Allocation – Intermediate Horizon

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

Transamerica Institutional Asset Allocation – Long Horizon

The above funds are “fund of funds” fully invested in various funds of the Transamerica Institutional Partners Funds Group.

Transamerica Institutional Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 8.8% (A)
Transamerica Partners Institutional Large Growth	47,541	$ 561,939
Transamerica Partners Institutional Large Value	39,018	582,535
Transamerica Partners Institutional Small Core	24,173	376,133

		1,520,607

Fixed Income - 89.0% (A)
Transamerica Partners Institutional Core Bond	741,469	8,163,574
Transamerica Partners Institutional High Quality Bond	264,942	2,718,306
Transamerica Partners Institutional High Yield Bond	202,048	1,780,039
Transamerica Partners Institutional Inflation-Protected Securities	275,374	2,698,667

		15,360,586

International Equity - 2.0%
Transamerica Partners Institutional International Equity (A)	48,640	340,969

Money Market - 0.2%
Transamerica Partners Institutional Money Market (A) (B)	3,226	32,464

Total Investment Companies (Cost $17,154,598)		17,254,626

Total Investments (Cost $17,154,598) (C)		17,254,626
Net Other Assets (Liabilities) - (0.0)% (D)		(1,541)

Net Assets - 100.0%		$ 17,253,085

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	March 31, 2015 Form N-Q

Transamerica Institutional Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$17,254,626	$—	$—	$17,254,626

Total Investments	$17,254,626	$—	$—	$17,254,626

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $17,154,598. Aggregate gross unrealized appreciation and depreciation for all securities is $311,901 and $211,873, respectively. Net unrealized appreciation for tax purposes is $100,028.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 2	March 31, 2015 Form N-Q

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 25.1% (A)
Transamerica Partners Institutional Large Growth	173,671	$ 2,052,795
Transamerica Partners Institutional Large Value	138,639	2,069,884
Transamerica Partners Institutional Mid Growth	36,682	513,185
Transamerica Partners Institutional Mid Value	25,519	505,796
Transamerica Partners Institutional Small Core	31,460	489,512

		5,631,172

Fixed Income - 67.8% (A)
Transamerica Partners Institutional Core Bond	680,367	7,490,836
Transamerica Partners Institutional High Quality Bond	284,224	2,916,140
Transamerica Partners Institutional High Yield Bond	210,249	1,852,291
Transamerica Partners Institutional Inflation-Protected Securities	300,912	2,948,934

		15,208,201

International Equity - 6.9%
Transamerica Partners Institutional International Equity (A)	221,817	1,554,939

Money Market - 0.2%
Transamerica Partners Institutional Money Market (A) (B)	4,459	44,877

Total Investment Companies (Cost $21,667,743)		22,439,189

Total Investments (Cost $21,667,743) (C)		22,439,189
Net Other Assets (Liabilities) - (0.0)% (D)		(2,050)

Net Assets - 100.0%		$ 22,437,139

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	March 31, 2015 Form N-Q

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$22,439,189	$—	$—	$22,439,189

Total Investments	$22,439,189	$—	$—	$22,439,189

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $21,667,743. Aggregate gross unrealized appreciation and depreciation for all securities is $1,004,146 and $232,700, respectively. Net unrealized appreciation for tax purposes is $771,446.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 2	March 31, 2015 Form N-Q

Transamerica Institutional Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 42.1% (A)
Transamerica Partners Institutional Large Growth	1,149,746	$ 13,589,999
Transamerica Partners Institutional Large Value	899,903	13,435,558
Transamerica Partners Institutional Mid Growth	215,847	3,019,693
Transamerica Partners Institutional Mid Value	153,085	3,034,152
Transamerica Partners Institutional Small Growth	152,302	3,009,479
Transamerica Partners Institutional Small Value	137,591	3,156,334

		39,245,215

Fixed Income - 46.8% (A)
Transamerica Partners Institutional Core Bond	1,902,832	20,950,181
Transamerica Partners Institutional High Quality Bond	690,721	7,086,801
Transamerica Partners Institutional High Yield Bond	615,117	5,419,177
Transamerica Partners Institutional Inflation-Protected Securities	1,031,837	10,112,001

		43,568,160

International Equity - 10.9%
Transamerica Partners Institutional International Equity (A)	1,455,419	10,202,485

Money Market - 0.2%
Transamerica Partners Institutional Money Market (A) (B)	18,522	186,398

Total Investment Companies (Cost $81,824,611)		93,202,258

Total Investments (Cost $81,824,611) (C)		93,202,258
Net Other Assets (Liabilities) - (0.0)% (D)		(8,210)

Net Assets - 100.0%		$ 93,194,048

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	March 31, 2015 Form N-Q

Transamerica Institutional Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$93,202,258	$—	$—	$93,202,258

Total Investments	$93,202,258	$—	$—	$93,202,258

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $81,824,611. Aggregate gross unrealized appreciation and depreciation for all securities is $12,201,136 and $823,489, respectively. Net unrealized appreciation for tax purposes is $11,377,647.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 2	March 31, 2015 Form N-Q

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 56.0% (A)
Transamerica Partners Institutional Large Growth	881,102	$ 10,414,631
Transamerica Partners Institutional Large Value	667,215	9,961,515
Transamerica Partners Institutional Mid Growth	206,086	2,883,141
Transamerica Partners Institutional Mid Value	137,757	2,730,345
Transamerica Partners Institutional Small Growth	134,494	2,657,606
Transamerica Partners Institutional Small Value	121,256	2,781,624

		31,428,862

Fixed Income - 27.6% (A)
Transamerica Partners Institutional Core Bond	696,455	7,667,972
Transamerica Partners Institutional High Quality Bond	107,394	1,101,858
Transamerica Partners Institutional High Yield Bond	250,337	2,205,469
Transamerica Partners Institutional Inflation-Protected Securities	464,293	4,550,072

		15,525,371

International Equity - 16.1%
Transamerica Partners Institutional International Equity (A)	1,289,373	9,038,507

Money Market - 0.3%
Transamerica Partners Institutional Money Market (A) (B)	15,694	157,938

Total Investment Companies (Cost $46,656,727)		56,150,678

Total Investments (Cost $46,656,727) (C)		56,150,678
Net Other Assets (Liabilities) - (0.0)% (D)		(4,908)

Net Assets - 100.0%		$ 56,145,770

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	March 31, 2015 Form N-Q

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$56,150,678	$—	$—	$56,150,678

Total Investments	$56,150,678	$—	$—	$56,150,678

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $46,656,727. Aggregate gross unrealized appreciation and depreciation for all securities is $9,803,909 and $309,958, respectively. Net unrealized appreciation for tax purposes is $9,493,951.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 2	March 31, 2015 Form N-Q

Transamerica Institutional Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 69.6% (A)
Transamerica Partners Institutional Large Growth	692,853	$ 8,189,524
Transamerica Partners Institutional Large Value	541,788	8,088,896
Transamerica Partners Institutional Mid Growth	171,146	2,394,338
Transamerica Partners Institutional Mid Value	121,283	2,403,829
Transamerica Partners Institutional Small Growth	112,565	2,224,281
Transamerica Partners Institutional Small Value	107,227	2,459,796

		25,760,664

Fixed Income - 9.1% (A)
Transamerica Partners Institutional Core Bond	123,117	1,355,522
Transamerica Partners Institutional High Quality Bond	16,923	173,627
Transamerica Partners Institutional High Yield Bond	80,766	711,552
Transamerica Partners Institutional Inflation-Protected Securities	113,320	1,110,536

		3,351,237

International Equity - 21.1%
Transamerica Partners Institutional International Equity (A)	1,113,482	7,805,509

Money Market - 0.2%
Transamerica Partners Institutional Money Market (A) (B)	8,364	84,173

Total Investment Companies (Cost $29,775,825)		37,001,583

Total Investments (Cost $29,775,825) (C)		37,001,583
Net Other Assets (Liabilities) - (0.0)% (D)		(3,230)

Net Assets - 100.0%		$ 36,998,353

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	March 31, 2015 Form N-Q

Transamerica Institutional Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Investment Companies	$37,001,583	$—	$—	$37,001,583

Total Investments	$37,001,583	$—	$—	$37,001,583

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $29,775,825. Aggregate gross unrealized appreciation and depreciation for all securities is $7,315,025 and $89,267, respectively. Net unrealized appreciation for tax purposes is $7,225,758.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 2	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Funds Group (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust is composed of twenty-one different series that are separate investment funds. Five of the series are doing business as Transamerica Institutional Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund invests substantially all of its investable assets among certain series of Transamerica Partners Funds Group II (“Funds Group II”). Certain series of the Funds Group II invest substantially all of their investable assets in a corresponding series of the Transamerica Partners Portfolios (the “Series Portfolio”).

Fund
Transamerica Institutional Asset Allocation – Short Horizon (“Short Horizon”)
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon (“Short/Intermediate Horizon”)
Transamerica Institutional Asset Allocation – Intermediate Horizon (“Intermediate Horizon”)
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon (“Intermediate/Long Horizon”)
Transamerica Institutional Asset Allocation – Long Horizon (“Long Horizon”)

Security transactions: Security transactions are recorded on trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends, if any, are recorded on the ex-dividend date.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Fund’s investment in a corresponding series of the Funds Group II is valued at the Net Asset Value (“NAV”) per share of each underlying fund at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Funds’ investments, at March 31, 2015, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

Transamerica Institutional Asset Allocation Funds	Page 1	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Fund invests substantially all of its investable assets among certain series of the Funds Group II and certain series of the Funds Group II invests substantially all of its investable assets in the Series Portfolio. The summary of the inputs used for each Series Portfolio, in valuing each Portfolio’s assets carried at fair value are discussed in the Security Valuation section of the Series Portfolio’s Notes to Schedules of Investments, which are attached to this report. Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds: Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

NOTE 3. ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

Transamerica Institutional Asset Allocation Funds	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 2.2%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.
0.44%, 04/28/2015 (A)	$ 18,500,000	$ 18,500,000

Total Corporate Debt Security (Cost $18,500,000)		18,500,000

CERTIFICATES OF DEPOSIT - 16.2%
Banks - 16.2% (B)
Bank of Nova Scotia
0.23%, 06/12/2015	27,000,000	27,000,000
0.25%, 07/06/2015	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.34%, 06/24/2015	20,250,000	20,250,466
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.28%, 07/07/2015 - 07/09/2015	35,000,000	35,000,000
Mizuho Bank, Ltd.
0.25%, 07/02/2015	15,000,000	15,000,000
0.26%, 06/17/2015	11,000,000	11,000,000
Svenska Handelsbanken AB
0.27%, 07/02/2015	20,000,000	20,000,256

Total Certificates of Deposit (Cost $136,250,722)		136,250,722

COMMERCIAL PAPER - 60.5%
Automobiles - 2.6% (B)
Toyota Motor Credit Corp.
0.19%, 04/15/2015	5,000,000	4,999,630
0.28%, 11/09/2015	17,000,000	17,000,000

		21,999,630

Banks - 31.2% (B)
ANZ New Zealand International, Ltd.
0.28%, 11/16/2015 (C)	12,500,000	12,500,000
Australia & New Zealand Banking Group, Ltd.
0.28%, 11/24/2015 (C)	16,000,000	15,999,354
Barclays Bank PLC
0.64%, 04/02/2015 (A) (C)	18,900,000	18,900,000
Bedford Row Funding Corp.
0.32%, 03/18/2016 (C)	20,000,000	20,000,000
Korea Development Bank
0.31%, 04/29/2015	10,000,000	9,997,589
0.46%, 12/16/2015	20,000,000	19,933,811
Mizuho Funding LLC
0.23%, 04/01/2015 (C)	10,000,000	10,000,000
PNC Bank NA
0.35%, 07/13/2015 - 09/04/2015	22,000,000	21,971,786
Standard Chartered Bank
0.25%, 04/22/2015 (C)	11,000,000	10,998,396
0.37%, 05/13/2015 (C)	23,000,000	22,990,072
Sumitomo Mitsui Banking Corp.
0.31%, 07/02/2015 (C)	12,500,000	12,490,097
Swedbank AB
0.24%, 07/06/2015	20,000,000	19,987,200
US Bank NA
0.10%, 04/01/2015	35,250,000	35,250,000
Westpac Banking Corp.
0.25%, 08/03/2015 (C)	31,000,000	30,999,029

		262,017,334

	Principal	Value
COMMERCIAL PAPER (continued)
Chemicals - 0.5%
Ecolab, Inc.
0.06%, 04/13/2015 (B) (C)	$ 4,000,000	$ 3,999,267

Diversified Financial Services - 16.2% (B)
Alpine Securitization Corp.
0.27%, 04/02/2015 (C)	10,000,000	9,999,925
0.29%, 07/23/2015 (C)	13,000,000	12,988,166
Chariot Funding LLC
0.27%, 04/24/2015 (C)	5,000,000	4,999,138
Collateralized Commercial Paper II Co. LLC
0.36%, 09/08/2015 (C)	20,000,000	19,968,889
0.38%, 05/15/2015 (C)	10,000,000	9,995,356
ING Funding LLC
0.37%, 09/21/2015	9,300,000	9,283,464
JPMorgan Securities LLC
0.45%, 10/26/2015 (C)	20,000,000	19,948,000
Kells Funding LLC
0.27%, 04/05/2015 (C)	17,250,000	17,250,000
Thunder Bay Funding LLC
0.27%, 07/01/2015 (C)	20,000,000	19,986,350
Victory Receivables Corp.
0.16%, 04/06/2015 (C)	12,000,000	11,999,733

		136,419,021

Electric Utilities - 4.2% (B) (C)
Pacific Gas & Electric Co.
0.45%, 04/02/2015	3,500,000	3,499,956
Southern Co.
0.02%, 04/09/2015	9,000,000	8,999,600
Southern Co. Funding Corp.
0.03%, 04/10/2015 - 04/17/2015	19,000,000	18,997,903
Westar Energy, Inc.
0.06%, 04/10/2015	4,100,000	4,099,436

		35,596,895

Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.39%, 04/02/2015 (B) (C)	4,000,000	3,999,957

Oil, Gas & Consumable Fuels - 0.9% (B) (C)
Devon Energy Corp.
0.38%, 05/01/2015	4,000,000	3,998,000
South Carolina Fuel Co., Inc
0.53%, 04/14/2015	4,100,000	4,099,215

		8,097,215

Software - 4.4% (B) (C)
Manhattan Asset Funding Co. LLC
0.18%, 04/07/2015	15,000,000	14,999,550
0.19%, 04/01/2015 - 04/28/2015	22,000,000	21,998,575

		36,998,125

Total Commercial Paper (Cost $509,127,444)		509,127,444

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 1.1%
Federal Home Loan Bank Discount Notes
0.06%, 04/24/2015 (B)	9,000,000	8,999,655

Total Short-Term U.S. Government Agency Obligation (Cost $8,999,655)		8,999,655

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 20.0% (B)

Barclays Capital, Inc. 0.10%, dated 03/31/2015, to be repurchased at $52,800,147 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00% - 6.44%, due 04/25/2030 - 03/25/2045, and with a total value of $53,856,000.

	$ 52,800,000	$ 52,800,000
ING Financial Markets LLC 0.13%, dated 03/31/2015, to be repurchased at $115,000,415 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 02/01/2042 - 10/01/2042, and with a total value of $117,303,181.	115,000,000	115,000,000
State Street Bank & Trust Co. 0.01%, dated 03/31/2015, to be repurchased at $130,714 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/15/2040, and with a value of $135,857.	130,714	130,714

Total Repurchase Agreements (Cost $167,930,714)		167,930,714

Total Investments (Cost $840,808,535) (D)		840,808,535
Net Other Assets (Liabilities) - (0.0)% (E)		(150,096)

Net Assets - 100.0%		$ 840,658,439

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Corporate Debt Security	$—	$18,500,000	$—	$18,500,000
Certificates of Deposit	—	136,250,722	—	136,250,722
Commercial Paper	—	509,127,444	—	509,127,444
Short-Term U.S. Government Agency Obligation	—	8,999,655	—	8,999,655
Repurchase Agreements	—	167,930,714	—	167,930,714

Total Investments	$—	$840,808,535	$—	$840,808,535

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Total aggregate value of illiquid securities is $37,400,000, representing 4.4% of the Portfolio’s net assets.
(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $370,703,964, representing 44.1% of the Portfolio’s net assets.

(D)	Aggregate cost for federal income tax purposes is $840,808,535.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.5%
U.S. Treasury Note
0.38%, 10/31/2016	$ 24,000,000	$ 23,970,000
0.50%, 07/31/2016 - 01/31/2017 (A)	16,500,000	16,503,631

Total U.S. Government Obligations (Cost $40,384,936)		40,473,631

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.9%
Federal Home Loan Mortgage Corp.
2.17%, 06/01/2033 (B)	1,375,565	1,461,096
4.50%, 05/01/2023 - 09/01/2026	3,124,890	3,323,316
Federal National Mortgage Association
5.50%, 12/01/2022	270,671	304,579
FREMF Mortgage Trust
Series 2013-K502, Class B
2.72%, 03/25/2045 (B) (C)	1,820,000	1,847,598
Government National Mortgage Association
1.49%, 03/16/2043	3,665,151	3,591,492
1.78%, 09/16/2041	3,833,218	3,775,305
4.52%, 12/20/2061	2,482,719	2,689,341
4.67%, 11/20/2061 - 09/20/2063	4,501,781	4,855,470
4.75%, 02/20/2061	463,714	493,916
4.80%, 02/20/2063	3,563,179	3,854,518
4.82%, 02/20/2061	437,201	468,768
4.86%, 05/20/2061	830,730	891,612
4.89%, 06/20/2063	3,069,427	3,311,046
4.95%, 05/20/2062	3,541,541	3,804,387
5.19%, 04/20/2062	3,261,347	3,464,881
5.27%, 11/20/2060	2,463,677	2,687,243
5.32%, 04/20/2061	1,837,051	1,979,704
5.47%, 01/20/2060	6,576,961	7,107,208
5.59%, 11/20/2059	4,256,553	4,501,122
5.65%, 06/20/2059	3,212,713	3,397,011
5.75%, 12/15/2022	409,006	466,670
Small Business Administration
3.33%, 02/25/2022 (B)	2,623,231	2,795,368
4.06%, 10/25/2027 (B)	2,200,000	2,499,753
4.14%, 08/25/2026 (B)	2,252,560	2,548,091
4.16%, 07/25/2026 (B)	2,788,875	3,137,450
4.25%, 02/25/2024 (B)	2,850,461	3,125,866
4.63%, 11/25/2026 (B)	3,000,000	3,456,531
4.71%, 05/25/2026 (B)	868,164	983,379

Total U.S. Government Agency Obligations (Cost $78,514,030)		76,822,721

FOREIGN GOVERNMENT OBLIGATION - 0.5%
Province of Ontario, Canada
2.30%, 05/10/2016	1,985,000	2,023,725

Total Foreign Government Obligation (Cost $2,000,052)		2,023,725

MORTGAGE-BACKED SECURITIES - 10.7%
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A1A
5.38%, 09/10/2045 (B)	3,514,712	3,599,954
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class A4
4.67%, 06/11/2041	924,114	924,802
CD Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.30%, 01/15/2046 (B)	1,927,757	1,964,780
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 (C)	2,794,860	2,841,917

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2012-9W57, Class A
2.36%, 02/10/2029 (C)	$ 4,050,000	$ 4,135,811
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 (C)	3,980,622	4,050,590
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400,000	1,436,708
Del Coronado Trust
Series 2013-HDC, Class A
0.97%, 03/15/2026 (B) (C)	2,050,000	2,050,090
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1
1.25%, 01/15/2047	2,934,760	2,934,232
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E
5.76%, 12/12/2034 (B)	390,501	410,462
Series 2006-CB14, Class A4
5.48%, 12/12/2044 (B)	2,250,414	2,297,166
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 02/15/2031	3,566,530	3,618,337
ML-CFC Commercial Mortgage Trust
Series 2007-7, Class ASB
5.74%, 06/12/2050 (B)	366,787	368,318
Series 2007-8, Class A2
5.84%, 08/12/2049 (B)	67,187	67,167
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class A4
5.65%, 10/15/2042 (B)	1,909,808	1,944,629
NLY Commercial Mortgage Trust
Series 2014-FL1, Class A
1.36%, 11/15/2030 (B) (C)	2,367,764	2,365,039
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 (B)	286,096	290,076
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/2045 (B)	1,478,779	1,515,677
Series 2007-C30, Class A3
5.25%, 12/15/2043	1,199,058	1,220,328
Series 2007-C30, Class APB
5.29%, 12/15/2043	1,837,512	1,858,905
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A1
1.19%, 12/15/2046	1,642,001	1,646,927

Total Mortgage-Backed Securities (Cost $42,234,832)		41,541,915

ASSET-BACKED SECURITIES - 30.3%
Ally Master Owner Trust
Series 2012-3, Class D
2.52%, 06/15/2017 (B) (C)	2,395,000	2,401,814
Series 2014-1, Class A2

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
1.29%, 01/15/2019	$ 1,500,000	$ 1,503,827
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 01/15/2020	2,000,000	2,005,626
Series 2014-3, Class A
1.49%, 04/15/2020	1,000,000	1,007,989
Series 2014-4, Class A
1.43%, 06/15/2020	1,500,000	1,507,358
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class A3
0.61%, 10/10/2017	752,530	752,606
Series 2013-3, Class C
2.38%, 06/10/2019	1,000,000	1,012,749
ARI Fleet Lease Trust
Series 2012-B, Class A
0.47%, 01/15/2021 (B) (C)	219,553	219,157
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 (C)	2,000,000	2,034,438
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/2020	1,000,000	1,108,919
Series 2014-A5, Class A
1.48%, 07/15/2020	1,650,000	1,662,127
Series 2015-A1, Class A
1.39%, 01/15/2021	3,800,000	3,803,298
Carmax Auto Owner Trust
Series 2013-2, Class C
1.61%, 03/15/2019	2,150,000	2,148,708
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	1,875,000	1,875,924
Series 2014-A7, Class A
1.38%, 11/15/2019	2,000,000	2,007,582
Citibank Credit Card Issuance Trust
Series 2006-A3, Class A3
5.30%, 03/15/2018	1,905,000	1,989,805
Series 2013-A6, Class A6
1.32%, 09/07/2018	2,000,000	2,014,790
Series 2014-A2, Class A2
1.02%, 02/22/2019	3,900,000	3,902,203
Series 2014-A4, Class A4
1.23%, 04/24/2019	3,900,000	3,913,467
CLI Funding V LLC
Series 2013-1A
2.83%, 03/18/2028 (C)	880,000	879,155
CNH Equipment Trust
Series 2011-B, Class A4
1.29%, 09/15/2017	2,799,200	2,801,999
Series 2012-C, Class B
1.30%, 03/16/2020	640,000	641,961
Series 2013-D, Class B
1.75%, 04/15/2021	1,100,000	1,104,252
Series 2014-A, Class A3
0.84%, 05/15/2019	1,090,000	1,089,547
Series 2014-B, Class B
1.93%, 11/15/2021	1,050,000	1,052,261
Series 2014-C, Class A3
1.05%, 11/15/2019	2,025,000	2,026,630
CNH Wholesale Master Note Trust
Series 2013-2A, Class A
0.77%, 08/15/2019 (B) (C)	750,000	751,387
Diamond Resorts Owner Trust
Series 2013-2, Class A

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Resorts Owner Trust (continued)
2.27%, 05/20/2026 (C)	$ 1,941,250	$ 1,951,667
Series 2014-1, Class A
2.54%, 05/20/2027 (C)	2,621,339	2,634,304
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	4,000,000	4,426,048
Series 2014-A3, Class A3
1.22%, 10/15/2019	5,000,000	5,018,085
Series 2014-A5, Class A
1.39%, 04/15/2020	2,000,000	2,006,086
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2
3.65%, 08/01/2019	1,988,920	2,074,748
Fifth Third Auto
Series 2013-1, Class A3
0.88%, 10/16/2017	2,737,855	2,742,961
Ford Credit Auto Owner Trust
Series 2013-A, Class A4
0.78%, 05/15/2018	2,600,000	2,599,100
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	2,300,000	2,382,059
Series 2013-5, Class B
1.88%, 09/15/2018	1,665,000	1,679,231
Series 2015-1, Class B
1.62%, 01/15/2020	1,050,000	1,049,415
GE Equipment Transportation LLC
Series 2013-1, Class B
1.23%, 03/24/2021	2,150,000	2,156,908
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 (C)	1,003,407	1,004,670
Series 2011-1A, Class B
1.84%, 01/17/2017 (C)	1,500,000	1,505,042
Hyundai Auto Receivables Trust
Series 2012-C, Class C
1.42%, 02/15/2019	1,010,000	1,012,088
Invitation Homes Trust
Series 2013-SFR1, Class B
1.60%, 12/17/2030 (B) (C)	1,080,000	1,072,349
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	1,440,000	1,439,754
Series 2013-B, Class A3
0.87%, 08/15/2017	1,367,126	1,369,237
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 (C)	1,031,260	1,042,621
Nissan Master Owner Trust Receivables
Series 2015-A, Class A2
1.44%, 01/15/2020 (C)	2,090,000	2,091,891
Sierra Receivables Funding Co. LLC
Series 2015-1A, Class A
2.40%, 03/22/2032	1,630,000	1,629,664
SMART Trust
Series 2012-4US, Class A4A
1.25%, 08/14/2018	1,100,000	1,100,387
Series 2013-2US, Class A3B
0.60%, 01/14/2017 (B)	1,999,784	1,999,190
Synchrony Credit Card Master Note Trust
Series 2012-5, Class B
1.51%, 06/15/2018	1,850,000	1,852,231
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4
0.78%, 07/22/2019	3,850,000	3,843,990

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Volvo Financial Equipment LLC
Series 2012-1A, Class C
2.38%, 09/16/2019 (C)	$ 2,250,000	$ 2,261,196
World Financial Network Credit Card Master Trust
Series 2010-A, Class A
3.96%, 04/15/2019	4,750,000	4,782,585
Series 2013-A, Class A
1.61%, 12/15/2021	5,000,000	5,012,215
Series 2013-B, Class A
0.91%, 03/16/2020	3,535,000	3,535,435
World Omni Auto Receivables Trust
Series 2015-A, Class A4
1.75%, 04/15/2021	2,450,000	2,462,142

Total Asset-Backed Securities (Cost $117,488,459)		116,956,878

CORPORATE DEBT SECURITIES - 24.3%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.
2.13%, 09/15/2016	1,320,000	1,345,286

Automobiles - 0.6%
American Honda Finance Corp.
0.75%, 10/07/2016 (B)	1,235,000	1,240,540
Series MTN
1.20%, 07/14/2017 (A)	1,250,000	1,253,239

		2,493,779

Banks - 5.5%
Bank of Montreal
Series MTN
1.30%, 07/14/2017 (A)	3,150,000	3,159,954
Bank of Nova Scotia
1.30%, 07/21/2017	3,820,000	3,826,146
Deutsche Bank AG
1.35%, 05/30/2017	2,240,000	2,237,906
Export-Import Bank of Korea
1.25%, 11/20/2015	2,220,000	2,226,518
PNC Funding Corp.
2.70%, 09/19/2016	4,175,000	4,274,231
Wells Fargo & Co.
1.50%, 01/16/2018 (A)	3,425,000	3,441,389
Westpac Banking Corp.
1.20%, 05/19/2017 (A)	2,260,000	2,262,396

		21,428,540

Capital Markets - 2.1%
Goldman Sachs Group, Inc.
6.15%, 04/01/2018	3,005,000	3,378,344
Morgan Stanley
Series MTN
6.63%, 04/01/2018	4,000,000	4,549,408

		7,927,752

Chemicals - 0.7%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,563,997

Consumer Finance - 1.2%
Capital One Financial Corp.
3.15%, 07/15/2016	2,700,000	2,769,023
Caterpillar Financial Services Corp.
Series MTN
1.00%, 03/03/2017 (A)	2,020,000	2,026,902

		4,795,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.8%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	$ 2,500,000	$ 2,878,155
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	1,750,000	1,804,301
4.21%, 04/15/2016	2,060,000	2,118,883

		6,801,339

Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,304,712
Verizon Communications, Inc.
1.80%, 09/15/2016 (B)	1,670,000	1,696,914

		3,001,626

Electric Utilities - 0.6%
Hydro-Quebec
1.38%, 06/19/2017	2,160,000	2,180,641

Food & Staples Retailing - 0.9%
CVS Health Corp.
2.25%, 12/05/2018	3,500,000	3,578,494

Hotels, Restaurants & Leisure - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	3,000,000	3,434,745

Insurance - 2.0%
Berkshire Hathaway Finance Corp.
0.55%, 01/12/2018 (B)	1,820,000	1,822,987
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (C)	2,200,000	2,209,271
New York Life Global Funding
1.30%, 10/30/2017 (C)	3,745,000	3,753,164

		7,785,422

Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017	2,880,000	3,334,994

Metals & Mining - 0.5%
Vale Overseas, Ltd.
6.25%, 01/23/2017	1,750,000	1,854,475

Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.
1.72%, 06/24/2018	1,500,000	1,519,011
Husky Energy, Inc.
6.20%, 09/15/2017 (A)	2,420,000	2,638,920
Petroleos Mexicanos
5.75%, 03/01/2018 (A)	3,250,000	3,570,125
Total Capital International SA
1.55%, 06/28/2017	1,500,000	1,516,827

		9,244,883

Pharmaceuticals - 0.4%
Bayer US Finance LLC
1.50%, 10/06/2017 (C)	1,430,000	1,439,189

Real Estate Investment Trusts - 1.8%
Health Care REIT, Inc.
2.25%, 03/15/2018	1,150,000	1,165,624
6.20%, 06/01/2016	1,750,000	1,853,663

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group, LP
1.50%, 02/01/2018 (C)	$ 2,350,000	$ 2,354,505
Ventas Realty, LP
1.55%, 09/26/2016	1,760,000	1,771,684

		7,145,476

Road & Rail - 0.5%
Canadian National Railway Co.
0.46%, 11/06/2015 (B)	1,850,000	1,850,485

Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.
2.50%, 11/15/2018	1,460,000	1,498,832

Total Corporate Debt Securities (Cost $93,168,870)		93,705,880

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (D)	17,450,891	17,450,891

Total Securities Lending Collateral (Cost $17,450,891)		17,450,891

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2015, to be repurchased at $13,626,837 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $13,900,034.	$ 13,626,834	13,626,834

Total Repurchase Agreement (Cost $13,626,834)		13,626,834

Total Investments (Cost $404,868,904) (E)		402,602,475
Net Other Assets (Liabilities) - (4.2)%		(16,158,137)

Net Assets - 100.0%		$ 386,444,338

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2015 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$40,473,631	$—	$40,473,631
U.S. Government Agency Obligations	—	76,822,721	—	76,822,721
Foreign Government Obligation	—	2,023,725	—	2,023,725
Mortgage-Backed Securities	—	41,541,915	—	41,541,915
Asset-Backed Securities	—	116,956,878	—	116,956,878
Corporate Debt Securities	—	93,705,880	—	93,705,880
Securities Lending Collateral	17,450,891	—	—	17,450,891
Repurchase Agreement	—	13,626,834	—	13,626,834

Total Investments	$17,450,891	$385,151,584	$—	$402,602,475

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $17,089,839. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $46,896,865, representing 12.1% of the Portfolio’s net assets.

(D)	Rate disclosed reflects the yield at March 31, 2015.
(E)

Aggregate cost for federal income tax purposes is $404,868,904. Aggregate gross unrealized appreciation and depreciation for all securities is $1,178,208 and $3,444,637, respectively. Net unrealized depreciation for tax purposes is $2,266,429.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 92.1%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 3,502,428	$ 3,431,560
0.75%, 02/15/2042 - 02/15/2045	12,883,081	13,048,284
1.38%, 02/15/2044	5,907,258	6,943,338
1.75%, 01/15/2028	8,719,508	10,205,234
2.00%, 01/15/2026	6,212,262	7,362,015
2.13%, 02/15/2040 - 02/15/2041	9,768,812	13,103,520
2.38%, 01/15/2025 - 01/15/2027	25,188,597	30,667,061
2.50%, 01/15/2029	6,973,124	8,907,077
3.38%, 04/15/2032	936,814	1,374,262
3.63%, 04/15/2028	6,373,244	8,989,263
3.88%, 04/15/2029 (A)	7,741,973	11,370,419
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2024	86,501,000	87,564,020
0.25%, 01/15/2025 (B)	4,919,986	4,953,811
0.38%, 07/15/2023	10,726,992	10,999,361
0.63%, 07/15/2021 - 01/15/2024	15,720,645	16,375,279
1.13%, 01/15/2021	9,702,252	10,414,766
1.25%, 07/15/2020	5,723,359	6,204,029
1.38%, 07/15/2018 - 01/15/2020	9,434,621	10,177,607
2.50%, 07/15/2016	8,603,797	9,037,351

Total U.S. Government Obligations (Cost $263,936,532)		271,128,257

FOREIGN GOVERNMENT OBLIGATIONS - 6.6%
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/2016	EUR 5,640,591	6,225,892
Hellenic Republic Government Bond Zero Coupon, 10/15/2042	366,000	1,889
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016	1,272,618	1,430,917
2.35%, 09/15/2024 (C)	3,401,317	4,468,084
2.55%, 09/15/2041 (C)	405,620	645,795
2.60%, 09/15/2023 (C)	246,761	326,990
Mexican Udibonos
Series S
4.00%, 06/13/2019	MXN 42,382,296	2,975,374
New Zealand Government Bond
3.00%, 09/20/2030 (C)	NZD 3,848,000	3,410,490

Total Foreign Government Obligations (Cost $21,764,111)		19,485,431

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (D)
Eurodollar, Mid-Curve 1-Year Future, Put
Strike Price $98.50
Expires 06/12/2015	292	9,125
Eurodollar, Mid-Curve 2-Year Future, Put
Strike Price $98.13
Expires 04/10/2015	295	14,750

Total Exchange-Traded Options Purchased (Cost $86,814)		23,875

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1% (E)
CHF vs. SEK, Put
Exercise Price CHF 8.25
Expires 08/28/2015, JPM	2,790,000	13,451

	Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED (continued)
EUR vs. USD, Put
Exercise Price EUR 1.05
Expires 04/07/2015, BNP	13,570,000	$ 23,579
EUR vs. USD, Call
Exercise Price EUR 1.10
Expires 04/07/2015, BOA	13,570,000	27,140
GBP vs. USD, Put
Exercise Price GBP 1.45
Expires 04/30/2015, DUB	2,910,000	19,917
GBP vs. USD, Put
Exercise Price GBP 1.49
Expires 04/30/2015, DUB	915,000	20,065
GBP vs. USD, Put
Exercise Price GBP 1.49
Expires 04/30/2015, JPM	1,885,000	41,334
USD vs. JPY, Call
Exercise Price $121.00
Expires 04/27/2015, DUB	2,890,000	18,577
USD vs. JPY, Call
Exercise Price $124.00
Expires 04/27/2015, BNP	5,765,000	8,619
USD vs. NOK, Put
Exercise Price $7.00
Expires 07/15/2015, BOA	5,660,000	2,773
USD vs. NOK, Put
Exercise Price $7.25
Expires 05/07/2015, BCLY	5,830,000	845
USD vs. NOK, Call
Exercise Price $8.40
Expires 05/07/2015, BCLY	5,830,000	38,694
USD vs. NOK, Call
Exercise Price $8.60
Expires 05/07/2015, UBS	5,830,000	20,393
USD vs. SEK, Put
Exercise Price $7.80
Expires 08/28/2015, UBS	5,845,000	22,731

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $398,224)		258,118

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED - 0.4% (E)
If exercised the Series pays floating 3 Month LIBOR, and receives 2.10%, European Style, Call Expires 02/12/2016, DUB	$ 15,700,000	354,388
If exercised the Series receives floating 3 Month LIBOR, and pays 2.10%, European Style, Put Expires 02/12/2016, DUB	15,700,000	198,674
If exercised the Series receives floating 3 month LIBOR, and pays 2.50%, European Style, Put Expires 06/08/2022, DUB	EUR 3,200,000	352,154
If exercised the Series receives floating 3 month LIBOR, and pays 2.85%, European Style, Put Expires 09/04/2015, DUB	$ 11,250,000	47,262

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER SWAPTIONS PURCHASED (continued)
If exercised the Series receives floating 3 month LIBOR, and pays 2.85%, European Style, Put Expires 09/04/2015, DUB	$ 5,625,000	$ 23,631
If exercised the Series receives floating 3 month LIBOR, and pays 2.85%, European Style, Put Expires 09/16/2015, DUB	5,600,000	26,878

Total Over-the-Counter Swaptions Purchased (Cost $1,104,342)		1,002,987

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.9%
BlackRock Provident TempFund 24 (F)	2,710,039	2,710,039

Total Short-Term Investment Company (Cost $2,710,039)		2,710,039

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (G)	2,896,960	2,896,960

Total Securities Lending Collateral (Cost $2,896,960)		2,896,960

Total Investments (Cost $292,897,022) (H)		297,505,667
Net Other Assets (Liabilities) - (1.1)%		(3,175,747)

Net Assets - 100.0%		$ 294,329,920

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Value
Put - Eurodollar, Mid-Curve 2-Year Future	$97.75	04/10/2015	158	$(39,246)	$(988)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (E)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premiums Received	Value
Call - CHF vs. SEK	JPM	$9.75	08/28/2015	CHF	3,425,625	$(18,675)	$(31,799)
Call - EUR vs. USD	BNP	1.15	05/29/2015	EUR	5,440,000	(17,656)	(9,856)
Call - GBP vs. USD	JPM	1.55	04/30/2015	GBP	1,885,000	(8,361)	(3,587)
Call - GBP vs. USD	DUB	1.58	04/30/2015		915,000	(5,781)	(421)
Call - USD vs. JPY	DUB	124.00	04/27/2015		$2,890,000	(16,184)	(4,321)
Call - USD vs. NOK	UBS	8.40	05/07/2015		5,830,000	(128,551)	(38,694)
Put - EUR vs. USD	BNP	1.00	05/29/2015	EUR	5,440,000	(10,400)	(18,355)
Put - GBP vs. USD	DUB	1.49	04/30/2015	GBP	2,910,000	(67,364)	(63,809)
Put - USD vs. JPY	BNP	114.50	04/27/2015		$5,765,000	(60,648)	(3,338)

Total						$(333,620)	$(174,180)

OVER-THE-COUNTER INFLATION-CAPPED OPTIONS WRITTEN: (E)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums Received	Value
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50%	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(2,140)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (E)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 10-Year	DUB	3-Month USD-LIBOR BBA	Receive	1.90%	02/13/2017		$5,900,000	$(116,905)	$(116,114)
Call - 10-Year	DUB	3-Month USD-LIBOR BBA	Receive	2.10	03/06/2017		3,700,000	(83,792)	(103,100)
Call - 10-Year	DUB	3-Month USD-LIBOR BBA	Receive	2.10	03/06/2017		1,830,000	(34,911)	(50,993)
Call - 10-Year	DUB	3-Month USD-LIBOR BBA	Receive	2.10	03/16/2017		1,800,000	(43,679)	(50,258)
Put - 10-Year	DUB	3-Month USD-LIBOR BBA	Pay	2.90	02/13/2017		5,900,000	(168,483)	(170,518)
Put - 10-Year	DUB	3-Month USD-LIBOR BBA	Pay	3.10	03/06/2017		3,700,000	(101,306)	(92,953)
Put - 10-Year	DUB	3-Month USD-LIBOR BBA	Pay	3.10	03/06/2017		1,830,000	(53,774)	(46,309)
Put - 10-Year	DUB	3-Month USD-LIBOR BBA	Pay	3.10	03/16/2017		1,800,000	(45,493)	(46,243)
Put - 20-Year	DUB	6-Month EUR-EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(294,895)

Total								$(798,612)	$(971,383)

CENTRALLY CLEARED SWAP AGREEMENTS: (I)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.20%	03/18/2025	$1,200,000	$19,718	$25	$19,693
3-Month USD-LIBOR	2.25	03/09/2025	2,700,000	55,181	55	55,126
3-Month USD-LIBOR	2.33	03/11/2025	1,500,000	43,404	31	43,373

Total				$118,303	$111	$118,192

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (I)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.62%	07/02/2024	$3,300,000	$(200,486)	$63	$(200,549)
3-Month USD-LIBOR	2.80	02/25/2025	8,900,000	(653,760)	(107,510)	(546,250)
3-Month USD-LIBOR	3.05	02/15/2040	800,000	(108,510)	0	(108,510)
3-Month USD-LIBOR	3.06	02/15/2040	900,000	(125,630)	0	(125,630)

Total				$(1,088,386)	$(107,447)	$(980,939)

OVER THE COUNTER SWAP AGREEMENTS (E)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco NSA	0.00%	11/19/2015	DUB	EUR	3,135,000	$4,476	$2,251	$2,225

FUTURES CONTRACTS:

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
90-Day Eurodollar	Short	(26)	12/14/2015	$ (17,259)
90-Day Eurodollar	Long	61	06/13/2016	34,139
90-Day Eurodollar	Short	(165)	12/18/2017	(57,591)
2-Year U.S. Treasury Note	Short	(63)	06/30/2015	(40,864)
5-Year U.S. Treasury Note	Long	139	06/30/2015	157,838
10-Year Australian Treasury Bond	Long	56	06/15/2015	81,021
10-Year Japan Government Bond	Short	(11)	06/11/2015	(30,575)
10-Year U.S. Treasury Note	Long	138	06/19/2015	133,514
Euro-BTP Italian Government Bond	Short	(18)	06/08/2015	(1,262)
German Euro Bund	Long	100	04/24/2015	(35,031)
German Euro Bund	Short	(1)	06/08/2015	(2,280)
U.S. Treasury Bond	Short	(29)	06/19/2015	(82,586)
U.S. Treasury Bond	Short	(93)	06/19/2015	(294,384)

Total				$ (155,320)

FORWARD FOREIGN CURRENCY CONTRACTS: (E)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	04/07/2015	250,153	USD	162,000	GBP	$9,854	$—
BNP	04/21/2015	1,662,397	USD	24,439,000	MXN	62,494	—
CITI	05/07/2015	189,120	USD	128,000	GBP	—	(705)
DUB	04/07/2015	1,959,000	EUR	2,078,027	USD	28,584	—
DUB	04/07/2015	13,858,301	USD	12,339,000	EUR	589,553	—
DUB	04/21/2015	244,398	GBP	330,000	EUR	7,550	—
DUB	04/30/2015	2,189,418	USD	1,470,000	GBP	9,290	—
DUB	04/30/2015	1,335,000	USD	159,570,547	JPY	3,887	—
DUB	05/05/2015	1,455,000	GBP	2,144,059	USD	13,750	—
JPM	04/21/2015	1,071,744	USD	16,150,000	MXN	14,482	—
RBC	04/21/2015	402,327	USD	5,979,000	MXN	10,928	(17)
RBC	06/15/2015	380,524,215	JPY	3,141,515	USD	34,607	—
UBS	04/07/2015	552,937	USD	520,000	EUR	—	(6,245)
UBS	05/07/2015	11,732,836	USD	10,900,000	EUR	6,635	—
WBC	04/21/2015	3,334,297	USD	4,336,000	NZD	99,697	—

Total						$891,311	$(6,967)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$271,128,257	$—	$271,128,257
Foreign Government Obligations	—	19,485,431	—	19,485,431
Exchange-Traded Options Purchased	23,875	—	—	23,875
Over-the-Counter Foreign Exchange Options Purchased	—	258,118	—	258,118
Over-the-Counter Swaptions Purchased	—	1,002,987	—	1,002,987
Short-Term Investment Company	2,710,039	—	—	2,710,039
Securities Lending Collateral	2,896,960	—	—	2,896,960

Total Investments	$5,630,874	$291,874,793	$—	$297,505,667

Derivative Financial Instruments
Interest Rate Swap Agreements	$—	$122,779	$—	$122,779
Futures Contracts (K)	406,512	—	—	406,512
Forward Foreign Currency Contracts (K)	—	891,311	—	891,311

Total Derivative Financial Instruments	$406,512	$1,014,090	$—	$1,420,602

LIABILITIES
Derivative Financial Instruments
Exchange-Traded Options Written	$(988)	$—	$—	$(988)
Over-the-Counter Foreign Exchange Options Written	—	(174,180)	—	(174,180)
Over-the-Counter Inflation-Capped Options Written	—	(2,140)	—	(2,140)
Over-the-Counter Interest Rate Swaptions Written	—	(971,383)	—	(971,383)
Interest Rate Swap Agreements	—	(1,088,386)	—	(1,088,386)
Futures Contracts (K)	(561,832)	—	—	(561,832)
Forward Foreign Currency Contracts (K)	—	(6,967)	—	(6,967)

Total Derivative Financial Instruments	$(562,820)	$(2,243,056)	$—	$(2,805,876)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,117,204.

(B)

All or a portion of the security is on loan. The value of all securities on loan is $2,836,859. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Cash in the amount of $500,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(F)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(G)	Rate disclosed reflects the yield at March 31, 2015.
(H)

Aggregate cost for federal income tax purposes is $292,897,022. Aggregate gross unrealized appreciation and depreciation for all securities is $8,298,880 and $3,690,235, respectively. Net unrealized appreciation for tax purposes is $4,608,645.

(I)	Cash in the amount of $420,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(J)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Derivative financial instrument valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2015 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

CURRENCY ABBREVIATIONS (continued):

NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
JPM	JPMorgan Chase Bank
RBC	Royal Bank of Canada
UBS	UBS AG
WBC	Westpac Banking Corp.

PORTFOLIO ABBREVIATIONS:

BBA	British Bankers’ Association
BTP	Republic of Italy (“Buoni del Tesoro Poliennali”) Treasury Bonds
EURIBOR	Euro InterBank Offered Rate
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 22.9%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 2,157,500	$ 2,245,380
3.63%, 02/15/2044	46,757,400	57,171,863
4.50%, 02/15/2036	3,981,200	5,423,453
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	7,263,371	9,277,823
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	1,706,315	1,713,647
0.63%, 01/15/2024	15,537,152	16,182,907
U.S. Treasury Note
0.38%, 03/31/2016 - 10/31/2016	31,201,700	31,166,265
0.50%, 09/30/2016	27,439,000	27,466,878
0.88%, 04/15/2017 - 04/30/2017	25,816,700	25,966,015
1.00%, 09/15/2017 - 11/30/2019	32,182,600	31,725,684
1.25%, 11/30/2018	42,982,800	43,187,656
1.63%, 03/31/2019 - 11/15/2022	43,568,200	43,894,009
2.25%, 11/15/2024	1,339,400	1,376,966
2.50%, 05/15/2024 (A)	22,985,800	24,145,870

Total U.S. Government Obligations (Cost $308,511,136)		320,944,416

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
Federal Home Loan Mortgage Corp.
1.84%, 05/01/2037 (B)	103,745	108,929
1.95%, 02/01/2037 - 04/01/2037 (B)	250,197	263,367
2.19%, 01/01/2038 (B)	264,511	282,638
2.24%, 09/01/2035 (B)	1,418,701	1,512,316
2.26%, 12/01/2034 (B)	25,583	27,338
2.28%, 09/01/2037 (B)	25,979	27,723
2.50%, 05/01/2037 (B)	115,387	123,683
3.00%, 02/01/2041 (B)	839,105	896,829
5.50%, 07/01/2016 - 06/01/2041	3,044,197	3,412,540
6.00%, 04/01/2016 - 05/01/2031	782,056	898,337
Federal National Mortgage Association
1.33%, 08/01/2037 (B)	9,761	10,012
1.90%, 08/01/2034 - 01/01/2035 (B)	57,040	60,064
2.28%, 08/01/2035 (B)	84,147	87,212
2.94%, 03/01/2041 (B)	442,878	472,373
3.00%, TBA	37,552,000	38,391,054
3.13%, 03/01/2041 (B)	643,823	684,772
3.17%, 12/01/2040 (B)	1,205,037	1,273,799
3.34%, 06/01/2041 (B)	1,290,206	1,364,292
3.50%, 09/01/2041 (B)	914,578	971,920
3.50%, 07/01/2028 - 01/01/2029	5,724,812	6,146,097
3.50%, TBA	94,449,000	99,591,838
4.00%, TBA	34,679,000	37,079,439
4.50%, 02/01/2025 - 06/01/2026	4,569,133	4,924,555
5.00%, TBA	15,438,000	17,166,332
5.50%, 04/01/2036 - 04/01/2041	2,254,432	2,548,810
6.00%, 02/01/2034 - 01/01/2040	9,326,490	10,731,056
6.50%, 05/01/2040	3,750,362	4,305,771
7.00%, 01/01/2016 - 09/01/2016	7,142	7,241
Government National Mortgage Association, IO
0.95%, 02/16/2053 (B)	9,596,079	678,510
Tennessee Valley Authority
5.98%, 04/01/2036	440,000	608,370

Total U.S. Government Agency Obligations (Cost $231,550,909)		234,657,217

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Brazilian Government International Bond
4.25%, 01/07/2025 (A)	$ 2,640,000	$ 2,587,200
Colombia Government International Bond
4.00%, 02/26/2024	1,810,000	1,866,110
Export-Import Bank of Korea
4.00%, 01/11/2017	3,750,000	3,926,479
Indonesia Government International Bond
5.38%, 10/17/2023 (A) (C)	2,500,000	2,796,875
Mexico Government International Bond
4.00%, 10/02/2023	5,298,000	5,605,284
Peruvian Government International Bond
7.35%, 07/21/2025	1,010,000	1,373,600
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	1,200,000	1,378,500
South Africa Government International Bond
4.67%, 01/17/2024 (A)	1,060,000	1,120,950
Turkey Government International Bond
5.75%, 03/22/2024 (A)	3,180,000	3,536,478

Total Foreign Government Obligations (Cost $22,973,151)		24,191,476

MORTGAGE-BACKED SECURITIES - 13.8%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.01%, 02/25/2035 (B)	11,740	11,752
Alternative Loan Trust
Series 2005-36, Class 2A1A
0.48%, 08/25/2035 (B)	1,427,378	1,112,811
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	2,790,578	2,645,407
Series 2005-51, Class 3A3A
0.50%, 11/20/2035 (B)	1,317,653	1,055,263
Series 2007-22, Class 2A16
6.50%, 09/25/2037	8,402,299	6,733,871
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	2,029,408	1,664,887
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.57%, 06/10/2049 (B)	2,431,709	2,612,263
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (B)	228,336	227,714
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (C)	3,410,000	3,392,779
Series 2012-TFT, Class C
3.47%, 06/05/2030 (B) (C)	4,215,000	4,114,063
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
2.61%, 11/25/2034 (B)	113,217	101,336
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	2,656,181	2,800,771
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	1,919,111	2,030,085
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	1,714,077	1,859,456
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.38%, 12/25/2046 (B)	174,743	77,037

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
2.53%, 02/25/2034 (B)	$ 131,186	$ 128,848
Series 2005-3, Class 1A2
0.46%, 04/25/2035 (B)	269,225	238,081
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	1,140,000	1,220,298
Series 2014-GC19, Class A4
4.02%, 03/10/2047	1,735,000	1,908,975
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1
3.50%, 06/25/2058	6,950,000	7,043,505
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (B) (C)	2,350,000	2,489,388
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	565,000	641,246
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (C)	1,380,000	1,429,989
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	1,240,000	1,355,446
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (C)	1,560,000	1,599,877
Series 2014-CR14, Class B
4.61%, 02/10/2047 (B)	1,180,000	1,328,229
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	1,175,000	1,271,974
Core Industrial Trust
3.25%, 02/10/2034	4,655,000	4,794,446
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A2
5.45%, 01/15/2049 (B)	5,729	5,711
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.26%, 08/26/2036 (B) (C)	6,146,827	6,151,345
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (C)	3,253,699	3,287,683
Series 2011-4R, Class 5A1
2.65%, 05/27/2036 (B) (C)	2,287,756	2,277,948
Series 2013-8R, Class 3A1
0.32%, 03/27/2036 (B) (C)	4,946,607	4,829,328
Series 2014-4R, Class 21A1
0.50%, 12/27/2035 (B) (C)	7,098,803	6,757,698
DBRR Trust
Series 2011-C32, Class A3A
5.71%, 06/17/2049 (B) (C)	1,320,000	1,414,025
Extended Stay America Trust
Series 2013-ESH5, Class C5
2.67%, 12/05/2031 (C)	1,210,000	1,213,364
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 (C)	1,630,000	1,666,696
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1
3.22%, 12/19/2033 (B)	34,712	33,190
Series 2005-AR1, Class 3A
2.95%, 03/18/2035 (B)	76,540	74,808
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 (B) (C)	3,320,000	3,179,139

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C
3.63%, 06/05/2031 (C)	$ 410,000	$ 427,131
Hilton USA Trust
Series 2013-HLT, Class DFX
4.41%, 11/05/2030	970,000	998,351
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
0.09%, 11/05/2030 (B) (C)	22,320,000	13,950
Impac CMB Trust
Series 2004-6, Class 1A1
0.97%, 10/25/2034 (B)	47,390	45,081
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.28%, 08/25/2037 (B)	778,485	649,618
Series 2007-AR7, Class 1A1
2.71%, 11/25/2037 (B)	536,578	506,458
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.43%, 12/12/2044 (B)	2,000,000	2,051,050
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	4,124,443	4,371,440
Series 2007-LD11, Class ASB
5.78%, 06/15/2049 (B)	754,328	786,092
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	3,418,112	3,713,696
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	3,099,943	3,319,277
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (B)	89,325	88,747
Series 2006-A2, Class 5A1
2.43%, 11/25/2033 (B)	105,386	106,289
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	525,249	444,584
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
2.85%, 05/26/2037 (B) (C)	7,103,841	7,149,221
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.26%, 09/15/2045 (B)	900,000	997,688
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.52%, 11/25/2035 (B) (C)	708,367	545,443
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.81%, 10/25/2028 (B)	48,195	47,552
Series 2004-A1, Class 2A1
2.38%, 02/25/2034 (B)	256,638	257,755
Series 2004-A3, Class 4A3
2.59%, 05/25/2034 (B)	132,835	132,209
Series 2005-A3, Class A1
0.44%, 04/25/2035 (B)	58,401	55,967
Series 2005-A4, Class 2A2
2.45%, 07/25/2035 (B)	299,363	264,906
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.28%, 11/12/2037 (B)	1,760,000	1,794,345
Series 2007-C1, Class A1A
5.84%, 06/12/2050 (B)	1,052,622	1,102,429
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.67%, 04/12/2049 (B)	2,855,000	3,042,308

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	$ 4,087,902	$ 4,328,409
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	1,090,000	1,161,307
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	1,065,860	1,146,921
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (B)	1,225,000	1,313,175
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B
5.80%, 08/15/2045 (B) (C)	540,000	579,313
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 (C)	958,548	956,152
Series 2012-XA, Class A
2.00%, 07/27/2049 (C)	1,238,254	1,239,245
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (B) (C)	9,172,288	9,115,831
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (C)	11,625,000	11,731,392
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1
6.50%, 10/25/2034 (B) (C)	105,880	106,864
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (B) (C)	5,599,354	5,754,848
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (B) (C)	2,413,034	2,492,594
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (B) (C)	4,462,702	4,599,872
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1
0.46%, 05/25/2035 (B)	4,544,638	4,366,024
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 (B) (C)	4,200,000	4,113,375
RALI Trust
Series 2007-QO1, Class A1
0.32%, 02/25/2047 (B)	606,141	476,412
Series 2007-QO4, Class A1A
0.36%, 05/25/2047 (B)	1,178,126	975,864
RBSCF Trust
Series 2010-RR3, Class WBTA
5.96%, 02/16/2051 (B) (C)	7,354,290	7,658,390
SCG Trust
Series 2013-SRP1, Class AJ
2.12%, 11/15/2026 (B) (C)	1,140,000	1,143,528
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (C)	1,464,532	1,464,532
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1
2.79%, 07/25/2035 (B)	780,172	624,891
Series 2007-3, Class 3A1
2.70%, 04/25/2047 (B)	2,100,176	1,651,753
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.88%, 01/19/2034 (B)	64,216	62,180
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (C)	2,680,000	2,811,017

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.42%, 12/26/2036 (B) (C)	$ 308,176	$ 295,173
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.58%, 09/15/2021 (B) (C)	1,493,000	1,458,589
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A
0.46%, 07/25/2045 (B)	74,515	69,601
Series 2007-OA6, Class 1A1B
0.94%, 07/25/2047 (B)	1,313,104	488,337
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (C)	746,613	746,613

Total Mortgage-Backed Securities (Cost $193,288,382)		192,624,521

ASSET-BACKED SECURITIES - 6.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (C)	4,079,901	4,698,952
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class C
2.42%, 05/08/2018	1,350,000	1,365,379
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (C)	3,524,152	3,523,708
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (C)	510,000	514,320
Series 2013-BA, Class C
2.24%, 09/16/2019 (C)	520,000	525,030
Series 2014-AA, Class B
1.76%, 08/15/2019 (C)	580,000	583,680
Series 2014-AA, Class C
2.28%, 11/15/2019 (C)	745,000	751,672
Conseco Finance Securitizations Corp.
Series 2002-2, Class A2
6.03%, 03/01/2033 (B)	408,039	414,124
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (C)	1,060,000	1,060,696
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B
0.47%, 12/15/2033 (B) (C)	212,499	172,260
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 (C)	927,561	935,428
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	1,210,000	1,220,798
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	455,000	466,412
Series 2012-2, Class D
3.50%, 01/15/2019	815,000	844,078
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 (C)	305,000	304,573
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (C)	2,905,000	2,898,609

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Trust (continued)
Series 2013-T1, Class A2
1.50%, 01/16/2046 (C)	$ 3,550,000	$ 3,530,475
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.44%, 03/20/2036 (B)	5,750,000	5,539,090
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/20/2031 (C)	3,169,602	3,174,677
RAAC Trust
Series 2007-RP4, Class A
0.52%, 11/25/2046 (B) (C)	975,388	842,466
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 (B)	1,456,063	772,821
Santander Drive Auto Receivables Trust
Series 2013-4, Class C
3.25%, 01/15/2020	1,560,000	1,612,106
Series 2013-A, Class B
1.89%, 10/15/2019 (C)	2,355,000	2,368,506
Series 2013-A, Class C
3.12%, 10/15/2019 (C)	910,000	932,427
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (B) (C)	9,030,000	9,139,751
Sierra Receivables Funding Co. LLC
Series 2015-1A, Class A
2.40%, 03/22/2032 (C)	2,395,000	2,394,506
Series 2015-1A, Class B
3.05%, 03/22/2032 (C)	2,485,000	2,485,063
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (C)	1,621,788	1,634,186
Series 2014-1A, Class A
2.07%, 03/20/2030 (C)	3,258,920	3,278,271
Series 2014-2A, Class A
2.05%, 06/20/2031 (C)	2,981,494	2,998,185
Series 2014-3A, Class A
2.30%, 10/20/2031 (C)	3,491,805	3,524,447
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (C)	3,105,076	3,106,870
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.67%, 01/15/2043 (B) (C)	1,805,000	1,918,350
Series 2011-B, Class A3
2.42%, 06/16/2042 (B) (C)	690,000	729,612
Series 2011-C, Class A2A
3.42%, 10/17/2044 (B) (C)	1,190,000	1,278,663
Series 2013-A, Class B
2.50%, 03/15/2047 (C)	260,000	252,376
Series 2013-B, Class B
3.00%, 05/16/2044 (C)	340,000	335,134
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (C)	3,606,914	3,676,949
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (C)	2,440,613	2,446,895

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.12%, 10/15/2021 (B) (C) (D)	$ 13,225,000	$ 13,230,711

Total Asset-Backed Securities (Cost $91,883,606)		91,482,256

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	340,000	491,919
State of California, General Obligation Unlimited
7.60%, 11/01/2040	1,585,000	2,543,180
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	315,000	339,711

		3,374,810

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds
6.64%, 04/01/2057	295,000	385,937

Illinois - 0.1%
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	1,520,000	1,546,494

New Jersey - 0.1%
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	431,000	648,526

New York - 0.5%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	355,000	504,533
New York City Water & Sewer System, Revenue Bonds
5.88%, 06/15/2044	340,000	461,139
Series EE
5.38%, 06/15/2043	1,670,000	1,959,177
5.50%, 06/15/2043	2,000,000	2,362,040
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	330,000	421,192
Port Authority of New York & New Jersey, Revenue Bonds
4.96%, 08/01/2046	570,000	680,409

		6,388,490

Total Municipal Government Obligations (Cost $10,770,047)		12,344,257

CORPORATE DEBT SECURITIES - 36.5%
Aerospace & Defense - 0.3%
Exelis, Inc.
5.55%, 10/01/2021	3,442,000	3,801,658

Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	1,760,000	1,981,760
5.10%, 01/15/2044 (A)	1,260,000	1,464,972

		3,446,732

Airlines - 0.9%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	4,300,000	4,450,500

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
3.75%, 03/03/2028 (A)	$ 7,095,000	$ 7,396,537
United Continental Holdings, Inc.
6.00%, 07/15/2028 (A)	735,000	735,000

		12,582,037

Auto Components - 0.2%
BorgWarner, Inc.
3.38%, 03/15/2025	2,235,000	2,300,463

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	850,000	920,307
6.25%, 10/02/2043	500,000	612,531

		1,532,838

Banks - 5.1%
Barclays Bank PLC
10.18%, 06/12/2021 (C)	9,240,000	12,640,043
BPCE SA
4.00%, 04/15/2024	1,647,000	1,759,115
5.15%, 07/21/2024 (A) (C)	1,200,000	1,282,192
Branch Banking & Trust Co.
3.80%, 10/30/2026	1,980,000	2,084,780
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2.25%, 01/14/2019	1,565,000	1,591,888
11.00%, 06/30/2019 (B) (C) (F)	9,495,000	12,224,812
Glitnir HF
6.33%, 07/28/2011 (C) (G) (H)	290,000	81,200
HSBC Bank Brasil SA - Banco Multiplo Series MTN
4.00%, 05/11/2016 (C)	5,850,000	5,937,750
HSBC Holdings PLC
4.25%, 03/14/2024 (A)	485,000	508,933
5.25%, 03/14/2044	1,228,000	1,398,231
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	4,285,000	4,385,655
Korea Development Bank
3.50%, 08/22/2017	1,610,000	1,679,420
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (C)	2,245,000	2,256,364
Nordea Bank AB
4.25%, 09/21/2022 (C)	11,100,000	11,739,893
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	1,950,000	1,947,200
6.00%, 12/19/2023	1,685,000	1,874,296
Societe Generale SA
5.00%, 01/17/2024 (A) (C)	2,315,000	2,423,833
Wells Fargo & Co.
2.15%, 01/15/2019	912,000	926,205
4.13%, 08/15/2023	855,000	912,624
5.38%, 11/02/2043	1,740,000	2,049,680
5.90%, 06/15/2024 (A) (B) (F)	1,080,000	1,124,550

		70,828,664

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	1,235,000	1,256,294
3.70%, 02/01/2024 (A)	1,730,000	1,831,546

		3,087,840

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	$ 620,000	$ 714,091
5.65%, 06/15/2042	750,000	919,094

		1,633,185

Capital Markets - 2.8%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (A)	3,495,000	3,678,809
Bank of New York Mellon Corp. Series MTN
2.10%, 01/15/2019	1,275,000	1,290,616
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	1,685,000	1,719,426
2.90%, 07/19/2018	2,445,000	2,526,937
3.63%, 02/07/2016	645,000	658,801
3.63%, 01/22/2023 (A)	1,655,000	1,711,887
5.75%, 01/24/2022	1,131,000	1,320,282
6.25%, 02/01/2041	490,000	638,703
6.75%, 10/01/2037	500,000	656,527
Series MTN
1.86%, 11/29/2023 (A) (B)	1,310,000	1,350,241
Macquarie Group, Ltd.
6.25%, 01/14/2021 (C)	7,045,000	8,180,795
Morgan Stanley
5.00%, 11/24/2025	1,260,000	1,391,865
Series MTN
2.38%, 07/23/2019	7,385,000	7,440,099
State Street Capital Trust IV
1.27%, 06/01/2077 (B)	285,000	240,825
UBS AG
7.63%, 08/17/2022	5,385,000	6,531,343

		39,337,156

Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	1,217,000	1,342,065
Monsanto Co.
4.40%, 07/15/2044	2,705,000	2,908,971

		4,251,036

Commercial Services & Supplies - 0.5% (C)
ERAC USA Finance LLC
3.85%, 11/15/2024	4,130,000	4,301,738
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017	2,325,000	2,315,460

		6,617,198

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019 (A)	797,000	813,319

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 (C)	1,136,582	883,352

Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	5,140,000	5,388,843

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	1,111,000	1,139,846

Diversified Financial Services - 3.0%
Bank of America Corp.
2.60%, 01/15/2019	1,596,000	1,624,396
2.65%, 04/01/2019 (A)	5,156,000	5,253,624
4.10%, 07/24/2023	1,435,000	1,531,214

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Bank of America Corp. (continued)
5.75%, 12/01/2017	$ 1,965,000	$ 2,162,188
Citigroup, Inc.
2.50%, 09/26/2018	1,492,000	1,521,243
2.55%, 04/08/2019	2,770,000	2,823,882
3.38%, 03/01/2023	1,380,000	1,414,264
4.45%, 01/10/2017	880,000	927,475
4.95%, 11/07/2043	490,000	566,242
6.68%, 09/13/2043	490,000	653,393
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	706,000	762,786
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (F)	5,690,000	6,678,637
Series MTN
6.88%, 01/10/2039	500,000	719,264
JPMorgan Chase & Co.
3.20%, 01/25/2023	535,000	543,902
3.25%, 09/23/2022	1,180,000	1,206,795
4.85%, 02/01/2044 (A)	490,000	559,165
6.75%, 02/01/2024 (B) (F)	412,000	447,020
Series MTN
1.35%, 02/15/2017	3,735,000	3,749,432
JPMorgan Chase Bank NA
6.00%, 10/01/2017	2,566,000	2,840,162
Kaupthing Bank Hf
7.13%, 05/19/2016 (C) (G) (H)	200,000	2
Lehman Brothers Holdings Capital Trust VII Series MTN
5.86%, 05/01/2015 (D) (F) (G) (H)	1,945,000	195
MassMutual Global Funding II
2.35%, 04/09/2019 (C)	1,400,000	1,427,159
Oaktree Capital Management, LP
6.75%, 12/02/2019 (C)	4,080,000	4,824,845

		42,237,285

Diversified Telecommunication Services - 1.8%
AT&T, Inc.
2.30%, 03/11/2019 (A)	5,460,000	5,501,807
4.35%, 06/15/2045	1,445,000	1,382,112
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	1,902,000	1,971,423
Level 3 Financing, Inc.
8.13%, 07/01/2019	2,053,000	2,158,216
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	754,185
Verizon Communications, Inc.
2.63%, 02/21/2020	3,004,000	3,056,150
3.45%, 03/15/2021	1,125,000	1,176,577
3.85%, 11/01/2042	4,623,000	4,199,607
4.50%, 09/15/2020	1,135,000	1,253,350
6.55%, 09/15/2043	2,901,000	3,777,563

		25,230,990

Electric Utilities - 1.4%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044 (A)	1,660,000	1,898,653
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	558,117
8.88%, 11/15/2018	449,000	553,260
Commonwealth Edison Co.
4.70%, 01/15/2044	1,055,000	1,255,826
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,525,000	1,677,854

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Corp.
3.75%, 04/15/2024	$ 275,000	$ 294,363
Entergy Arkansas, Inc.
3.70%, 06/01/2024 (A)	1,625,000	1,739,712
Georgia Power Co.
3.00%, 04/15/2016	3,295,000	3,376,802
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,181,872
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	365,192
5.30%, 06/01/2042 (A)	525,000	660,928
Pacific Gas & Electric Co.
4.75%, 02/15/2044	488,000	562,388
PacifiCorp
3.60%, 04/01/2024 (A)	3,380,000	3,621,494
5.75%, 04/01/2037	900,000	1,177,818
Progress Energy, Inc.
4.88%, 12/01/2019	168,000	188,443

		19,112,722

Energy Equipment & Services - 0.3%
Schlumberger Investment SA
3.65%, 12/01/2023 (A)	835,000	889,234
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (A)	1,010,000	1,059,193
4.63%, 03/01/2034	875,000	941,807
Weatherford International, Ltd.
5.95%, 04/15/2042 (A)	960,000	843,822

		3,734,056

Food & Staples Retailing - 0.7%
CVS Health Corp.
5.30%, 12/05/2043	319,000	389,704
Sysco Corp.
2.35%, 10/02/2019	4,345,000	4,445,478
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	1,258,000	1,334,410
4.30%, 04/22/2044	945,000	1,054,540
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	2,653,000	2,731,298

		9,955,430

Food Products - 0.1%
Mondelez International, Inc.
2.25%, 02/01/2019 (A)	1,570,000	1,587,634

Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.
2.68%, 12/15/2019	1,880,000	1,920,264
Boston Scientific Corp.
2.65%, 10/01/2018	1,062,000	1,073,689
Zimmer Holdings, Inc.
3.55%, 04/01/2025	5,585,000	5,700,844

		8,694,797

Health Care Providers & Services - 0.6%
Aetna, Inc.
4.75%, 03/15/2044 (A)	345,000	403,785
Anthem, Inc.
1.88%, 01/15/2018	1,930,000	1,940,731
2.30%, 07/15/2018	1,930,000	1,958,141
3.30%, 01/15/2023	620,000	629,812
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,901,947

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
6.25%, 11/01/2018	$ 1,010,000	$ 1,094,588
UnitedHealth Group, Inc.
3.38%, 11/15/2021	650,000	694,339

		8,623,343

Hotels, Restaurants & Leisure - 0.0% (E)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	94,000	96,585
4.88%, 11/01/2020 (A)	150,000	153,750

		250,335

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	2,320,000	2,441,800

Industrial Conglomerates - 0.1%
General Electric Co.
4.50%, 03/11/2044	921,000	1,033,829

Insurance - 4.2%
American International Group, Inc.
4.13%, 02/15/2024	629,000	680,909
8.18%, 05/15/2068 (B)	1,070,000	1,517,313
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,320,000	1,440,501
Genworth Holdings, Inc.
7.63%, 09/24/2021	1,125,000	1,170,000
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	8,760,000	10,292,597
Lincoln National Corp.
8.75%, 07/01/2019	4,655,000	5,857,326
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (C)	4,970,000	4,997,723
Pacific Life Insurance Co.
9.25%, 06/15/2039 (C)	4,240,000	6,761,935
Principal Financial Group, Inc.
8.88%, 05/15/2019	2,550,000	3,209,035
Prudential Financial, Inc. Series MTN
5.38%, 06/21/2020	1,465,000	1,683,190
7.38%, 06/15/2019	1,595,000	1,931,336
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	10,476,000	10,214,100
ZFS Finance USA Trust II
6.45%, 12/15/2065 (B) (C)	8,860,000	9,303,000

		59,058,965

IT Services - 0.3%
International Business Machines Corp.
3.63%, 02/12/2024	1,543,000	1,638,498
MasterCard, Inc.
2.00%, 04/01/2019	1,366,000	1,394,428
3.38%, 04/01/2024	878,000	924,344

		3,957,270

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	2,000,000	2,001,100
2.40%, 02/01/2019	3,515,000	3,564,365
5.30%, 02/01/2044	172,000	205,442

		5,770,907

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.2%
21st Century Fox America, Inc.
7.63%, 11/30/2028	$ 1,045,000	$ 1,416,613
CBS Corp.
4.63%, 05/15/2018	655,000	710,086
5.75%, 04/15/2020	520,000	597,628
Comcast Corp.
5.88%, 02/15/2018	2,649,000	2,984,430
Cox Communications, Inc.
8.38%, 03/01/2039 (A) (C)	1,540,000	2,180,591
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	1,685,000	1,842,509
5.00%, 03/01/2021	905,000	1,007,310
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (C) (F)	1,500,000	1,590,300
NBCUniversal Media LLC
4.38%, 04/01/2021	560,000	623,913
4.45%, 01/15/2043	1,359,000	1,475,722
5.15%, 04/30/2020	2,246,000	2,577,723

		17,006,825

Metals & Mining - 0.4%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (A)	1,031,000	1,101,448
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	1,042,207
Novelis, Inc.
8.75%, 12/15/2020	2,735,000	2,929,869
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (A)	925,000	918,640

		5,992,164

Multi-Utilities - 0.4%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	576,310
4.88%, 03/01/2044	1,215,000	1,414,961
Dominion Resources, Inc.
1.95%, 08/15/2016	2,590,000	2,620,756
PG&E Corp.
2.40%, 03/01/2019	694,000	702,778

		5,314,805

Oil, Gas & Consumable Fuels - 3.0%
Apache Corp.
4.25%, 01/15/2044 (A)	360,000	353,619
4.75%, 04/15/2043	520,000	543,482
BP Capital Markets PLC
2.24%, 05/10/2019	2,570,000	2,597,679
Energy Transfer Partners, LP
5.95%, 10/01/2043	960,000	1,058,978
EOG Resources, Inc.
2.45%, 04/01/2020	2,277,000	2,312,826
Exxon Mobil Corp.
1.82%, 03/15/2019	3,930,000	3,981,007
Husky Energy, Inc.
4.00%, 04/15/2024	1,120,000	1,134,587
Kerr-McGee Corp.
6.95%, 07/01/2024	1,190,000	1,489,174
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024 (A)	3,610,000	3,689,911
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (A)	1,370,000	1,412,812
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	2,820,000	2,227,800

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.
6.50%, 03/15/2021 (C)	$ 1,090,000	$ 1,008,250
Murphy Oil Corp.
2.50%, 12/01/2017 (A)	2,236,000	2,204,334
Nexen Energy ULC
5.88%, 03/10/2035 (A)	110,000	130,432
Noble Energy, Inc.
6.00%, 03/01/2041	1,230,000	1,384,584
8.25%, 03/01/2019	1,065,000	1,274,088
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	1,715,000	1,054,725
Petrobras Global Finance BV
3.88%, 01/27/2016	2,644,000	2,593,447
6.25%, 03/17/2024 (A)	3,460,000	3,262,088
Petroleos Mexicanos
3.50%, 01/30/2023 (A)	1,145,000	1,118,092
Range Resources Corp.
5.75%, 06/01/2021 (A)	450,000	470,111
Shell International Finance BV
2.00%, 11/15/2018	2,249,000	2,290,427
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,161,439
Williams Cos., Inc.
3.70%, 01/15/2023 (A)	540,000	499,177
7.88%, 09/01/2021	796,000	924,037
Williams Partners, LP
5.40%, 03/04/2044	814,000	816,530

		41,993,636

Paper & Forest Products - 0.3%
International Paper Co.
4.75%, 02/15/2022 (A)	4,412,000	4,877,515

Pharmaceuticals - 0.8%
AbbVie, Inc.
4.40%, 11/06/2042	775,000	797,798
Actavis Funding SCS
3.80%, 03/15/2025	2,870,000	2,961,926
Actavis, Inc.
3.25%, 10/01/2022 (A)	1,095,000	1,093,970
4.63%, 10/01/2042	1,550,000	1,579,275
Bristol-Myers Squibb Co.
4.50%, 03/01/2044 (A)	1,265,000	1,437,494
Perrigo Co. PLC
2.30%, 11/08/2018	3,365,000	3,396,120
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 (A)	383,000	403,374

		11,669,957

Real Estate Investment Trusts - 2.4%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	3,705,000	3,591,997
3.00%, 02/06/2019	1,655,000	1,609,483
EPR Properties
4.50%, 04/01/2025 (A)	4,740,000	4,818,817
Kilroy Realty, LP
4.25%, 08/15/2029	6,355,000	6,623,162
Realty Income Corp.
3.88%, 07/15/2024	5,555,000	5,763,257
Simon Property Group, LP
3.38%, 10/01/2024 (A)	6,665,000	6,838,777

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	$ 535,000	$ 540,815
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (C)	4,260,000	4,312,351

		34,098,659

Road & Rail - 0.2%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (C)	2,002,000	2,324,422
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	274,401
3.75%, 04/01/2024	294,000	313,774

		2,912,597

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	3,735,000	3,932,141

Software - 0.3%
First Data Corp.
7.38%, 06/15/2019 (C)	1,060,000	1,107,700
Microsoft Corp.
2.70%, 02/12/2025	3,005,000	3,016,587

		4,124,287

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020 (A)	1,685,000	1,771,553

Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024 (A)	905,000	971,053
Philip Morris International, Inc.
1.88%, 01/15/2019 (A)	1,336,000	1,344,903
4.88%, 11/15/2043	636,000	724,582

		3,040,538

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (C)	2,000,000	2,125,000

Wireless Telecommunication Services - 1.7%
America Movil SAB de CV
2.38%, 09/08/2016	3,420,000	3,476,054
Crown Castle Towers LLC
4.88%, 08/15/2040 (C)	3,445,000	3,782,662
6.11%, 01/15/2040 (C)	7,393,000	8,433,787
SBA Tower Trust
2.24%, 04/15/2043 (C)	1,420,000	1,418,847
Sprint Communications, Inc.
9.00%, 11/15/2018 (C)	3,570,000	4,096,575
Sprint Corp.
7.88%, 09/15/2023	1,290,000	1,315,800
T-Mobile USA, Inc.
6.46%, 04/28/2019	145,000	149,531
6.63%, 04/28/2021	475,000	497,562
6.73%, 04/28/2022	460,000	484,150
6.84%, 04/28/2023	145,000	152,612

		23,807,580

Total Corporate Debt Securities (Cost $500,893,221)		512,000,787

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 13.8% (1)
U.S. Treasury Bill
0.01%, 04/02/2015 - 05/21/2015	$ 80,002,200	$ 80,001,403
0.02%, 05/28/2015 - 06/11/2015	109,527,600	109,524,496
0.05%, 06/18/2015	3,187,700	3,187,386

Total Short-Term U.S. Government Obligations (Cost $192,713,285)		192,713,285

	Shares	Value
PREFERRED STOCKS - 0.2%
Capital Markets - 0.0% (E)
State Street Corp.
Series D, 5.90% (B)	23,039	628,734

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (B)	60,502	1,604,513

Electric Utilities - 0.0% (E)
SCE Trust III
5.75% (B)	7,998	219,545

Thrifts & Mortgage Finance - 0.1% (B) (J)
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (A)	93,300	388,128
Federal National Mortgage Association
Series O, 0.00%	1,300	10,400
Series S, 8.25%	81,175	337,688

		736,216

Total Preferred Stocks (Cost $4,586,141)		3,189,008

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (I)	68,287,945	68,287,945

Total Securities Lending Collateral (Cost $68,287,945)		68,287,945

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.01% (I), dated 03/31/2015, to be repurchased at $4,401,682 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $4,490,494.	$ 4,401,681	4,401,681

Total Repurchase Agreement (Cost $4,401,681)		4,401,681

Total Investments (Cost $1,629,859,504) (K)		1,656,836,849
Net Other Assets (Liabilities) - (18.3)%		(256,036,240)

Net Assets - 100.0%		$ 1,400,800,609

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 9	March 31, 2015 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$320,944,416	$—	$320,944,416
U.S. Government Agency Obligations	—	234,657,217	—	234,657,217
Foreign Government Obligations	—	24,191,476	—	24,191,476
Mortgage-Backed Securities	—	192,624,521	—	192,624,521
Asset-Backed Securities	—	91,482,256	—	91,482,256
Municipal Government Obligations	—	12,344,257	—	12,344,257
Corporate Debt Securities	—	512,000,787	—	512,000,787
Short-Term U.S. Government Obligations	—	192,713,285	—	192,713,285
Preferred Stocks	3,189,008	—	—	3,189,008
Securities Lending Collateral	68,287,945	—	—	68,287,945
Repurchase Agreement	—	4,401,681	—	4,401,681

Total Investments	$71,476,953	$1,585,359,896	$—	$1,656,836,849

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $66,888,407. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $318,598,954, representing 22.7% of the Portfolio’s net assets.

(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $13,230,906, representing 0.9% of the Portfolio’s net assets.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The security has a perpetual maturity; the date displayed is the next call date.
(G)	Security in default.
(H)	Total aggregate value of illiquid securities is $81,397, representing less than 0.1% of the Portfolio’s net assets.
(I)	Rate disclosed reflects the yield at March 31, 2015.
(J)	Non-income producing security.
(K)

Aggregate cost for federal income tax purposes is $1,629,859,504. Aggregate gross unrealized appreciation and depreciation for all securities is $39,834,232 and $12,856,887, respectively. Net unrealized appreciation for tax purposes is $26,977,345.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 10	March 31, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.5%
Aerospace & Defense - 1.5%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 4,925,000	$ 4,623,344
6.13%, 01/15/2023 (A)	930,000	878,850
7.50%, 03/15/2025 (A)	1,321,000	1,303,662
7.75%, 03/15/2020 (A)	2,557,000	2,675,900
Spirit AeroSystems, Inc.
6.75%, 12/15/2020	2,447,000	2,593,820
Triumph Group, Inc.
5.25%, 06/01/2022	1,296,000	1,273,320

		13,348,896

Airlines - 2.0%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	1,000,000	979,375
5.50%, 10/01/2019 (A)	2,707,000	2,778,059
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	2,251,011	2,352,307
6.13%, 07/15/2018 (A)	7,155,000	7,468,389
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,240,000	2,363,200
United Airlines Pass-Through Trust
4.63%, 03/03/2024	770,000	774,812
United Continental Holdings, Inc.
6.38%, 06/01/2018	1,185,000	1,254,619

		17,970,761

Auto Components - 0.6%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	2,500,000	2,662,500
Schaeffler Holding Finance BV
6.88%, 08/15/2018
Cash Rate: 6.88% (A) (B)	2,450,000	2,557,188

		5,219,688

Automobiles - 1.0%
FCA US LLC / CG Co-Issuer, Inc.
8.00%, 06/15/2019	1,825,000	1,913,969
8.25%, 06/15/2021	5,935,000	6,582,568

		8,496,537

Banks - 2.3%
Barclays PLC
6.63%, 09/15/2019 (C) (D)	3,023,000	2,997,507
8.25%, 12/15/2018 (C) (D)	1,843,000	1,974,620
CIT Group, Inc.
5.00%, 08/15/2022	385,000	395,106
5.25%, 03/15/2018	1,525,000	1,578,375
5.38%, 05/15/2020	190,000	199,975
5.50%, 02/15/2019 (A)	2,865,000	2,979,600
Deutsche Bank AG
7.50%, 04/30/2025 (C) (D)	1,800,000	1,831,500
Goldman Sachs Capital II
4.00%, 05/01/2015 (C) (D)	11,035,000	8,552,125

		20,508,808

Beverages - 0.7% (A)
Cott Beverages, Inc.
5.38%, 07/01/2022	4,099,000	3,950,411
6.75%, 01/01/2020	2,130,000	2,204,550

		6,154,961

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 2.3%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	$ 7,551,000	$ 6,569,370
Builders FirstSource, Inc.
7.63%, 06/01/2021 (A)	2,560,000	2,579,200
Griffon Corp.
5.25%, 03/01/2022	3,975,000	3,921,735
Nortek, Inc.
10.00%, 12/01/2018	1,560,000	1,647,360
Ply Gem Industries, Inc.
6.50%, 02/01/2022	6,006,000	5,819,925

		20,537,590

Capital Markets - 0.4% (C) (D)
Morgan Stanley
5.45%, 07/15/2019	2,970,000	2,992,275
5.55%, 07/15/2020	320,000	323,200

		3,315,475

Chemicals - 0.9%
Evolution Escrow Issuer LLC
7.50%, 03/15/2022 (A)	2,117,000	2,143,463
Hexion US Finance Corp.
6.63%, 04/15/2020	6,488,000	5,936,520

		8,079,983

Commercial Services & Supplies - 1.8%
Hertz Corp.
7.38%, 01/15/2021	3,500,000	3,675,000
7.50%, 10/15/2018	735,000	763,481
Polymer Group, Inc.
6.88%, 06/01/2019 (A)	963,000	919,665
United Rentals North America, Inc.
5.50%, 07/15/2025	510,000	519,562
7.38%, 05/15/2020	5,950,000	6,429,719
7.63%, 04/15/2022	2,230,000	2,439,620
8.25%, 02/01/2021	290,000	313,200
8.38%, 09/15/2020	475,000	510,768

		15,571,015

Construction & Engineering - 2.0%
Abengoa Greenfield SA
6.50%, 10/01/2019 (A)	1,767,000	1,625,640
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	4,473,000	4,070,430
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	1,785,000	1,713,600
7.25%, 10/15/2020 (A)	1,250,000	1,312,500
8.00%, 11/01/2019 (A)	1,800,000	1,737,000
9.13%, 11/15/2020 (A)	6,000,000	6,330,000
Standard Pacific Corp.
5.88%, 11/15/2024	640,000	657,600

		17,446,770

Construction Materials - 0.1%
Vulcan Materials Co.
7.15%, 11/30/2037	715,000	772,200

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 3.9%
Ally Financial, Inc.
3.25%, 02/13/2018	$ 872,000	$ 863,280
3.50%, 07/18/2016	3,340,000	3,381,750
5.50%, 02/15/2017	1,700,000	1,768,000
6.25%, 12/01/2017	3,830,000	4,078,950
8.00%, 12/31/2018 - 11/01/2031	2,712,000	3,328,785
Navient Corp.
5.88%, 10/25/2024	2,126,000	1,987,810
Series MTN
5.50%, 01/15/2019	4,230,000	4,314,600
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (A)	1,847,000	1,907,027
7.25%, 12/15/2021 (A)	1,386,000	1,434,510
Springleaf Finance Corp.
6.00%, 06/01/2020	4,250,000	4,271,250
Series MTN
6.90%, 12/15/2017	6,255,000	6,661,575

		33,997,537

Containers & Packaging - 1.7% (A)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.27%, 12/15/2019 (C)	2,200,000	2,145,000
6.25%, 01/31/2019	665,000	668,325
7.00%, 11/15/2020	774,706	775,674
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc.
5.63%, 12/15/2016	645,000	647,419
6.00%, 06/15/2017	915,000	917,288
Constellium NV
8.00%, 01/15/2023	2,218,000	2,323,355
Coveris Holdings SA
7.88%, 11/01/2019	2,450,000	2,505,125
Tekni-Plex, Inc.
9.75%, 06/01/2019	4,730,000	5,084,750

		15,066,936

Diversified Consumer Services - 0.2%
Service Corp., International
5.38%, 01/15/2022	1,585,000	1,656,325

Diversified Financial Services - 6.2%
Bank of America Corp.
5.13%, 06/17/2019 (C) (D)	4,584,000	4,503,322
6.10%, 03/17/2025 (C) (D)	1,373,000	1,392,737
8.00%, 01/30/2018 (C) (D)	3,947,000	4,218,356
Citigroup, Inc.
5.80%, 11/15/2019 (C) (D)	2,153,000	2,158,382
6.30%, 05/15/2024 (C) (D)	5,900,000	6,025,375
Credit Suisse Group AG
6.25%, 12/18/2024 (A) (C) (D)	1,683,000	1,653,547
7.50%, 12/11/2023 (A) (C) (D)	3,872,000	4,157,560
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	11,730,000	12,398,610
General Motors Financial Co., Inc.
3.25%, 05/15/2018	320,000	326,000
4.25%, 05/15/2023	855,000	885,746
4.75%, 08/15/2017	1,350,000	1,421,820
6.75%, 06/01/2018	1,075,000	1,209,375
ILFC E-Capital Trust I
4.09%, 12/21/2065 (A) (C)	4,780,000	4,505,150
ILFC E-Capital Trust II
6.25%, 12/21/2065 (A) (C)	875,000	822,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	$ 2,711,000	$ 2,616,115
JPMorgan Chase & Co.
5.00%, 07/01/2019 (C) (D)	2,515,000	2,470,862
7.90%, 04/30/2018 (C) (D)	3,500,000	3,766,875

		54,532,332

Diversified Telecommunication Services - 7.3%
Altice Financing SA
6.63%, 02/15/2023 (A)	1,975,000	2,034,250
CenturyLink, Inc.
7.65%, 03/15/2042	10,837,000	11,080,832
Cincinnati Bell, Inc.
8.38%, 10/15/2020	2,152,000	2,289,190
Frontier Communications Corp.
6.88%, 01/15/2025	318,000	314,820
7.63%, 04/15/2024	6,032,000	6,280,820
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	5,950,000	6,455,750
7.63%, 06/15/2021	2,000,000	2,200,000
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	5,570,000	5,737,100
Level 3 Financing, Inc.
8.13%, 07/01/2019	3,233,000	3,398,691
Sprint Capital Corp.
8.75%, 03/15/2032	1,090,000	1,125,425
UPCB Finance V, Ltd.
7.25%, 11/15/2021 (A)	4,730,000	5,090,662
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 (A)	1,620,000	1,729,350
Virgin Media Finance PLC
6.38%, 04/15/2023 (A)	945,000	1,006,425
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	2,500,000	2,506,250
7.38%, 04/23/2021 (A)	4,485,000	4,653,188
Windstream Corp.
6.38%, 08/01/2023	2,385,000	2,140,538
7.75%, 10/01/2021	5,410,000	5,396,475
8.13%, 09/01/2018	555,000	580,669

		64,020,435

Electric Utilities - 1.1%
Elwood Energy LLC
8.16%, 07/05/2026	1,830,570	2,031,933
Homer City Generation, LP
8.73%, 10/01/2026
Cash Rate: 8.73% (B)	7,617,475	7,769,824

		9,801,757

Electronic Equipment, Instruments & Components - 0.8% (A)
Belden, Inc.
5.50%, 09/01/2022	2,514,000	2,576,850
Sanmina Corp.
4.38%, 06/01/2019	1,835,000	1,825,825
Zebra Technologies Corp.
7.25%, 10/15/2022	2,430,000	2,618,325

		7,021,000

Energy Equipment & Services - 2.4%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022 (A)	2,283,000	1,986,210
Kinder Morgan, Inc.
7.25%, 06/01/2018	6,550,000	7,431,060
Series MTN

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Kinder Morgan, Inc. (continued)
8.05%, 10/15/2030	$ 2,000,000	$ 2,459,168
NuStar Logistics, LP
8.15%, 04/15/2018	2,000,000	2,240,468
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025 (A)	1,615,000	1,596,831
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (A)	1,545,000	1,591,350
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022 (A)	753,000	779,355
Transocean, Inc.
6.38%, 12/15/2021	3,582,000	3,013,358

		21,097,800

Food & Staples Retailing - 0.5%
Rite Aid Corp.
6.13%, 04/01/2023 (A) (E)	1,764,000	1,808,100
6.75%, 06/15/2021	2,400,000	2,553,000

		4,361,100

Food Products - 1.3%
Aramark Services, Inc.
5.75%, 03/15/2020	895,000	935,275
ASG Consolidated LLC / ASG Finance, Inc.
15.00%, 05/15/2017 (A) (B)	2,432,821	1,455,638
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021 (A)	2,140,000	2,260,375
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	1,009,000	1,031,702
Post Holdings, Inc.
6.75%, 12/01/2021 (A)	4,845,000	4,893,450
7.38%, 02/15/2022	827,000	855,945

		11,432,385

Health Care Equipment & Supplies - 1.8%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	5,192,000	4,607,900
Hologic, Inc.
6.25%, 08/01/2020	4,430,000	4,596,125
Mallinckrodt International Finance SA
3.50%, 04/15/2018	637,000	627,445
4.75%, 04/15/2023	3,250,000	3,095,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 08/01/2022 (A)	2,905,000	2,999,412

		15,926,507

Health Care Providers & Services - 6.0%
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,237,812
6.88%, 02/01/2022	3,975,000	4,248,281
7.13%, 07/15/2020	2,295,000	2,432,700
8.00%, 11/15/2019	6,472,000	6,876,500
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	3,765,000	4,000,312
HCA Holdings, Inc.
6.25%, 02/15/2021	3,933,000	4,252,360
7.75%, 05/15/2021	2,100,000	2,234,526
HCA, Inc.
5.38%, 02/01/2025	391,000	410,061
6.50%, 02/15/2020	2,905,000	3,271,030
7.50%, 02/15/2022	3,410,000	3,976,912
HealthSouth Corp.
8.13%, 02/15/2020	1,915,000	1,993,994

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
LifePoint Hospitals, Inc.
5.50%, 12/01/2021	$ 5,940,000	$ 6,222,150
Tenet Healthcare Corp.
5.00%, 03/01/2019 (A)	745,000	739,413
5.50%, 03/01/2019 (A)	1,135,000	1,143,513
6.00%, 10/01/2020	2,910,000	3,084,600
8.13%, 04/01/2022	4,830,000	5,325,075

		52,449,239

Hotels, Restaurants & Leisure - 6.0%
Cleopatra Finance, Ltd.
5.63%, 02/15/2020 (A)	1,740,000	1,699,980
6.25%, 02/15/2022 (A)	4,430,000	4,330,325
6.50%, 02/15/2025 (A)	1,772,000	1,709,980
Felcor Lodging, LP
5.63%, 03/01/2023	2,250,000	2,323,125
MGM Resorts International
6.00%, 03/15/2023	2,490,000	2,558,475
6.63%, 12/15/2021	3,185,000	3,401,978
7.75%, 03/15/2022	3,385,000	3,812,356
11.38%, 03/01/2018	4,022,000	4,856,565
NCL Corp., Ltd.
5.00%, 02/15/2018	3,812,000	3,888,240
New Cotai LLC / New Cotai Capital Corp.
10.63%, 05/01/2019 (A) (B) (F)	2,284,441	2,171,314
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021	5,516,000	5,819,380
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	683,000	698,368
10.00%, 12/01/2022 (A)	4,924,000	4,603,940
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A)	3,325,000	3,358,250
Viking Cruises, Ltd.
8.50%, 10/15/2022 (A)	5,205,000	5,790,562
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 (A) (G)	1,064,486	212,897
Wynn Macau, Ltd.
5.25%, 10/15/2021 (A)	1,805,000	1,710,238

		52,945,973

Household Durables - 3.6%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	3,139,000	3,068,372
7.50%, 09/15/2021	4,325,000	4,227,687
9.13%, 05/15/2019	2,075,000	2,152,813
Jarden Corp.
6.13%, 11/15/2022	2,850,000	2,974,687
KB Home
4.75%, 05/15/2019	3,000,000	2,932,500
7.00%, 12/15/2021	350,000	356,125
7.63%, 05/15/2023	1,953,000	2,001,825
9.10%, 09/15/2017	2,403,000	2,691,360
Meritage Homes Corp.
4.50%, 03/01/2018	6,372,000	6,483,510
Standard Pacific Corp.
8.38%, 01/15/2021	2,950,000	3,414,625
Tempur Sealy International, Inc.
6.88%, 12/15/2020	1,065,000	1,136,888

		31,440,392

Household Products - 1.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,150,000	3,315,375
7.13%, 04/15/2019	3,386,000	3,508,743

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (continued)
7.88%, 08/15/2019	$ 985,000	$ 1,040,406
9.88%, 08/15/2019	4,600,000	4,922,000
Sun Products Corp.
7.75%, 03/15/2021 (A)	749,000	655,375

		13,441,899

Independent Power and Renewable Electricity Producers - 2.2%
Abengoa Yield PLC
7.00%, 11/15/2019 (A)	1,423,000	1,465,690
Calpine Corp.
5.38%, 01/15/2023	370,000	370,000
5.75%, 01/15/2025	1,778,000	1,791,335
NRG Energy, Inc.
7.88%, 05/15/2021	10,765,000	11,572,375
8.25%, 09/01/2020	3,820,000	4,044,425

		19,243,825

Insurance - 1.4%
Genworth Holdings, Inc.
4.90%, 08/15/2023	577,000	493,335
7.20%, 02/15/2021	1,023,000	1,062,641
7.63%, 09/24/2021	4,494,000	4,673,760
Lincoln National Corp.
7.00%, 05/17/2066 (C)	6,500,000	6,240,000

		12,469,736

IT Services - 1.4%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	8,370,000	8,621,100
7.38%, 11/15/2018	545,000	566,800
7.63%, 11/15/2020	2,514,000	2,658,555

		11,846,455

Media - 8.4%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049 (F)	1,305,000	9,788
10.25%, 06/15/2049 - 11/01/2049 (F)	1,460,000	10,950
Cablevision Systems Corp.
5.88%, 09/15/2022	925,000	968,938
7.75%, 04/15/2018	11,314,000	12,558,540
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	2,885,000	2,949,912
5.75%, 01/15/2024	465,000	483,019
6.50%, 04/30/2021	3,225,000	3,386,250
7.00%, 01/15/2019	2,144,000	2,229,760
7.25%, 10/30/2017	1,235,000	1,287,488
8.13%, 04/30/2020	100,000	104,500
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	4,654,000	4,904,152
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,608,000	4,807,950
7.63%, 03/15/2020	9,015,000	9,481,550
CSC Holdings LLC
6.75%, 11/15/2021	185,000	205,350
DISH DBS Corp.
4.63%, 07/15/2017	2,000,000	2,052,500
5.88%, 07/15/2022 - 11/15/2024	3,559,000	3,592,998
6.75%, 06/01/2021	3,215,000	3,423,975
7.88%, 09/01/2019	2,248,000	2,512,140
iHeartCommunications, Inc.
10.63%, 03/15/2023 (A)	1,083,000	1,083,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	$ 3,575,000	$ 3,557,125
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	3,095,000	3,098,450
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 (A)	2,220,000	2,322,786
Unitymedia KabelBW GmbH
6.13%, 01/15/2025 (A)	2,106,000	2,227,095
Univision Communications, Inc.
6.75%, 09/15/2022 (A)	5,190,000	5,566,275
8.50%, 05/15/2021 (A)	893,000	954,394

		73,778,885

Metals & Mining - 0.5%
ArcelorMittal
7.00%, 02/25/2022	985,000	1,078,575
Evraz, Inc. NA
7.50%, 11/15/2019 (A)	1,273,000	1,231,628
Novelis, Inc.
8.38%, 12/15/2017	1,645,000	1,719,025

		4,029,228

Multiline Retail - 0.2% (A)
Family Tree Escrow LLC
5.25%, 03/01/2020	207,000	216,833
5.75%, 03/01/2023	1,117,000	1,175,642

		1,392,475

Oil, Gas & Consumable Fuels - 6.1%
Antero Resources Corp.
5.38%, 11/01/2021	861,000	835,170
Berry Petroleum Co. LLC
6.38%, 09/15/2022	1,625,000	1,263,438
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	3,505,000	2,523,600
California Resources Corp.
5.00%, 01/15/2020 (A)	1,812,000	1,635,330
5.50%, 09/15/2021 (A)	1,605,000	1,423,956
6.00%, 11/15/2024 (A)	2,687,000	2,357,842
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020	1,694,000	1,740,585
8.63%, 10/15/2018	1,530,000	1,595,025
Citgo Holding, Inc.
10.75%, 02/15/2020 (A)	2,131,000	2,194,930
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,988,000	1,928,360
Concho Resources, Inc.
5.50%, 04/01/2023	2,076,000	2,091,362
Denbury Resources, Inc.
5.50%, 05/01/2022	1,087,000	975,583
Energy XXI Gulf Coast, Inc.
6.88%, 03/15/2024 (A)	4,429,000	1,528,005
11.00%, 03/15/2020 (A)	1,001,000	952,201
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020	1,657,000	1,735,708
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021	4,085,000	3,247,575
8.63%, 04/15/2020	4,015,000	3,422,787
Oasis Petroleum, Inc.
6.50%, 11/01/2021	365,000	348,575
7.25%, 02/01/2019	936,000	926,640

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.
6.25%, 11/15/2021	$ 1,865,000	$ 1,146,975
6.50%, 09/15/2020	1,000,000	620,000
PHI, Inc.
5.25%, 03/15/2019	3,225,000	2,918,625
Rosetta Resources, Inc.
5.63%, 05/01/2021	680,000	639,200
5.88%, 06/01/2022	385,000	362,863
SM Energy Co.
6.13%, 11/15/2022 (A)	3,265,000	3,248,675
6.50%, 11/15/2021 - 01/01/2023	2,285,000	2,326,500
Sunoco, LP / Sunoco Finance Corp.
6.38%, 04/01/2023 (A) (E)	2,760,000	2,842,800
Whiting Canadian Holding Co. ULC
8.13%, 12/01/2019	2,115,000	2,215,463
Whiting Petroleum Corp.
5.75%, 03/15/2021	2,635,000	2,615,237
6.25%, 04/01/2023 (A)	1,370,000	1,363,150

		53,026,160

Paper & Forest Products - 0.6%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 (A)	2,500,000	2,596,875
Boise Cascade Co.
6.38%, 11/01/2020	2,410,000	2,536,525

		5,133,400

Personal Products - 0.5%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	4,038,000	4,169,235

Pharmaceuticals - 1.8% (A)
Salix Pharmaceuticals, Ltd.
6.50%, 01/15/2021	2,035,000	2,256,306
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020	5,913,000	6,142,129
7.50%, 07/15/2021	4,050,000	4,380,318
VRX Escrow Corp.
5.88%, 05/15/2023	1,620,000	1,660,500
6.13%, 04/15/2025	1,377,000	1,425,195

		15,864,448

Professional Services - 0.8%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	2,959,000	3,062,565
TransUnion
9.63%, 06/15/2018
Cash Rate: 9.63% (B)	3,545,000	3,580,450

		6,643,015

Real Estate Management & Development - 0.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 (A)	3,390,000	3,360,338

Road & Rail - 1.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (A)	5,490,000	6,374,164
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75%, 03/15/2020	3,295,000	3,589,573

		9,963,737

Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc.
6.00%, 01/15/2022 (A)	4,230,000	4,605,413

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.9%
First Data Corp.
6.75%, 11/01/2020 (A)	$ 465,000	$ 495,225
7.38%, 06/15/2019 (A)	11,020,000	11,515,900
11.75%, 08/15/2021	2,022,000	2,337,937
Infor US, Inc.
6.50%, 05/15/2022 (A) (E)	2,123,000	2,176,075

		16,525,137

Specialty Retail - 0.9% (A)
Claire’s Stores, Inc.
9.00%, 03/15/2019	6,584,000	5,974,980
Men’s Wearhouse, Inc.
7.00%, 07/01/2022	1,650,000	1,736,625

		7,711,605

Technology Hardware, Storage & Peripherals - 0.3%
Project Homestake Merger Corp.
8.88%, 03/01/2023(A)	2,704,000	2,710,760

Textiles, Apparel & Luxury Goods - 1.2%
Levi Strauss & Co.
6.88%, 05/01/2022	6,161,000	6,730,892
PVH Corp.
7.75%, 11/15/2023	2,795,000	3,459,422

		10,190,314

Wireless Telecommunication Services - 3.4%
Sprint Communications, Inc.
6.00%, 11/15/2022	2,470,000	2,346,500
7.00%, 08/15/2020	775,000	787,109
9.00%, 11/15/2018 (A)	6,075,000	6,971,062
9.13%, 03/01/2017	995,000	1,087,038
Sprint Corp.
7.25%, 09/15/2021	1,570,000	1,577,850
7.63%, 02/15/2025	2,047,000	2,036,765
7.88%, 09/15/2023	8,612,000	8,784,240
T-Mobile USA, Inc.
6.25%, 04/01/2021	815,000	847,600
6.63%, 04/28/2021	1,360,000	1,424,600
6.73%, 04/28/2022	3,039,000	3,198,547
6.84%, 04/28/2023	455,000	478,888

		29,540,199

Total Corporate Debt Securities (Cost $827,051,095)		818,818,666

CONVERTIBLE BONDS - 0.4%
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc.
8.63%, 07/15/2020	3,130,000	3,392,138

Independent Power and Renewable Electricity Producers - 0.0%
Mirant Corp. (Escrow Certificates)
Series 4, Class A
2.50%, 06/15/2021 (F) (G)	1,220,000	0

Media - 0.0% (H)
Mood Media Corp.
Series 1
10.00%, 10/31/2015 (A) (G)	7,000	5,033

Total Convertible Bonds (Cost $3,469,468)		3,397,171

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 1.3%
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019 (C)	$ 1,180,711	$ 1,167,059

Hotels, Restaurants & Leisure - 0.2% (C)
Great Wolf Resorts, Inc., Term Loan B
5.75%, 08/06/2020	596,962	597,459
Hilton Worldwide Finance LLC, Term Loan B2
3.50%, 10/26/2020	1,467,763	1,469,074

		2,066,533

Household Products - 0.2%
Sun Products Corp., Term Loan
5.50%, 03/23/2020 (C)	1,443,249	1,388,226

Media - 0.2%
WMG Acquisition Corp., Term Loan
3.75%, 07/01/2020 (C)	1,674,500	1,633,056

Oil, Gas & Consumable Fuels - 0.1%
CITGO Holding, Inc., Term Loan B
9.50%, 05/12/2018 (C)	793,013	788,056

Real Estate Management & Development - 0.4%
CityCenter Holdings LLC, Term Loan B
4.25%, 10/16/2020 (C)	3,300,000	3,310,999

Specialty Retail - 0.1%
PetSmart, Inc., 1st Lien Term Loan
5.00%, 03/11/2022 (C)	1,195,000	1,203,419

Total Loan Assignments (Cost $11,561,209)		11,557,348

	Shares	Value
PREFERRED STOCK - 0.6%
Banks - 0.6%
GMAC Capital Trust I
Series 2, 8.13% (C)	193,625	5,082,656

Total Preferred Stock (Cost $5,109,917)		5,082,656

COMMON STOCKS - 0.2%
Building Products - 0.2%
Panolam Holdings Co., GDR (F) (G) (I)	1,803	1,757,168

Independent Power and Renewable Electricity Producers - 0.0%
Mirant Corp. (Escrow Certificates) (F) (G) (I)	550,000	0

Media - 0.0% (H)
New Cotai LLC / New Cotai Capital Corp., Class B (G) (I)	6	185,250

Total Common Stocks (Cost $3,265,049)		1,942,418

	Shares	Value
WARRANT - 0.0% (H)
Food Products - 0.0% (H)
American Seafoods Group LLC (F)
Exercise Price $0.01
Expires 05/18/2015	1,265	$ 25,300

Total Warrant (Cost $0)		25,300

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.01% (J), dated 03/31/2015, to be repurchased at $32,667,815 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 09/15/2040, and with a total value of $33,321,312.	$ 32,667,806	32,667,806

Total Repurchase Agreement (Cost $32,667,806)		32,667,806

Total Investments (Cost $883,124,544) (K)		873,491,365
Net Other Assets (Liabilities) - 0.3%		2,541,436

Net Assets - 100.0%		$ 876,032,801

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (M)	Value at March 31, 2015
ASSETS
Investments
Corporate Debt Securities
Aerospace & Defense	$—	$13,348,896	$—	$13,348,896
Airlines	—	17,970,761	—	17,970,761
Auto Components	—	5,219,688	—	5,219,688
Automobiles	—	8,496,537	—	8,496,537
Banks	—	20,508,808	—	20,508,808
Beverages	—	6,154,961	—	6,154,961
Building Products	—	20,537,590	—	20,537,590
Capital Markets	—	3,315,475	—	3,315,475
Chemicals	—	8,079,983	—	8,079,983
Commercial Services & Supplies	—	15,571,015	—	15,571,015
Construction & Engineering	—	17,446,770	—	17,446,770
Construction Materials	—	772,200	—	772,200
Consumer Finance	—	33,997,537	—	33,997,537
Containers & Packaging	—	15,066,936	—	15,066,936
Diversified Consumer Services	—	1,656,325	—	1,656,325
Diversified Financial Services	—	54,532,332	—	54,532,332
Diversified Telecommunication Services	—	64,020,435	—	64,020,435
Electric Utilities	—	9,801,757	—	9,801,757
Electronic Equipment, Instruments & Components	—	7,021,000	—	7,021,000
Energy Equipment & Services	—	21,097,800	—	21,097,800
Food & Staples Retailing	—	4,361,100	—	4,361,100
Food Products	—	11,432,385	—	11,432,385
Health Care Equipment & Supplies	—	15,926,507	—	15,926,507
Health Care Providers & Services	—	52,449,239	—	52,449,239
Hotels, Restaurants & Leisure	—	52,733,076	212,897	52,945,973
Household Durables	—	31,440,392	—	31,440,392
Household Products	—	13,441,899	—	13,441,899
Independent Power and Renewable Electricity Producers	—	19,243,825	—	19,243,825
Insurance	—	12,469,736	—	12,469,736
IT Services	—	11,846,455	—	11,846,455
Media	—	73,778,885	—	73,778,885
Metals & Mining	—	4,029,228	—	4,029,228
Multiline Retail	—	1,392,475	—	1,392,475
Oil, Gas & Consumable Fuels	—	53,026,160	—	53,026,160
Paper & Forest Products	—	5,133,400	—	5,133,400
Personal Products	—	4,169,235	—	4,169,235
Pharmaceuticals	—	15,864,448	—	15,864,448
Professional Services	—	6,643,015	—	6,643,015
Real Estate Management & Development	—	3,360,338	—	3,360,338
Road & Rail	—	9,963,737	—	9,963,737
Semiconductors & Semiconductor Equipment	—	4,605,413	—	4,605,413
Software	—	16,525,137	—	16,525,137
Specialty Retail	—	7,711,605	—	7,711,605
Technology Hardware, Storage & Peripherals	—	2,710,760	—	2,710,760
Textiles, Apparel & Luxury Goods	—	10,190,314	—	10,190,314
Wireless Telecommunication Services	—	29,540,199	—	29,540,199
Convertible Bonds
Diversified Telecommunication Services	—	3,392,138	—	3,392,138
Independent Power and Renewable Electricity Producers	—	—	0	0
Media	—	—	5,033	5,033
Loan Assignments	—	11,557,348	—	11,557,348
Preferred Stock	5,082,656	—	—	5,082,656

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	March 31, 2015 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (M)	Value at March 31, 2015
Common Stocks
Building Products	—	—	1,757,168	1,757,168
Independent Power and Renewable Electricity Producers	—	—	0	0
Media	—	—	185,250	185,250
Warrant	25,300	—	—	25,300
Repurchase Agreement	—	32,667,806	—	32,667,806

Total Investments	$5,107,956	$866,223,061	$2,160,348	$873,491,365

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $291,250,023, representing 33.2% of the Portfolio’s net assets.

(B)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(C)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(D)	The security has a perpetual maturity; the date displayed is the next call date.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Total aggregate value of illiquid securities is $3,974,520, representing 0.5% of the Portfolio’s net assets.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $2,160,348, representing 0.2% of the Portfolio’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Non-income producing security.
(J)	Rate disclosed reflects the yield at March 31, 2015.
(K)

Aggregate cost for federal income tax purposes is $883,124,544. Aggregate gross unrealized appreciation and depreciation for all securities is $15,600,121 and $25,233,300, respectively. Net unrealized depreciation for tax purposes is $9,633,179.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

GDR	Global Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 518,300	$ 539,477
3.63%, 02/15/2044	2,078,300	2,541,208
4.50%, 02/15/2036	178,000	242,483
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	296,888	379,229
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	91,139	91,530
0.63%, 01/15/2024	1,061,876	1,106,010
U.S. Treasury Note
0.38%, 03/31/2016 - 10/31/2016	1,405,300	1,404,219
0.50%, 09/30/2016	1,629,100	1,630,755
0.88%, 04/15/2017 - 04/30/2017	1,495,400	1,504,046
1.25%, 11/30/2018	763,300	766,938
1.63%, 03/31/2019 - 11/15/2022	3,101,600	3,126,378
2.25%, 11/15/2024	193,000	198,413
2.50%, 08/15/2023 - 05/15/2024	1,730,700	1,818,493

Total U.S. Government Obligations (Cost $14,748,902)		15,349,179

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2041 (A)	28,935	30,925
5.50%, 06/01/2041	62,357	69,919
Federal National Mortgage Association
2.94%, 03/01/2041 (A)	23,309	24,862
3.00%, TBA	1,823,000	1,863,733
3.13%, 03/01/2041 (A)	24,906	26,490
3.17%, 12/01/2040 (A)	32,173	34,009
3.33%, 10/25/2023 (A)	55,000	58,867
3.50%, 09/01/2041 (A)	41,572	44,178
3.50%, 11/01/2028 - 01/01/2029	179,892	193,100
3.50%, TBA	4,431,000	4,671,721
4.00%, 10/01/2025 - 07/01/2026	70,389	74,945
4.00%, TBA	1,754,000	1,875,410
4.50%, 02/01/2025 - 06/01/2026	231,550	249,552
5.00%, TBA	641,000	712,762
5.50%, 09/01/2036 - 08/01/2037	390,997	446,023
6.00%, 02/01/2038 - 04/01/2040	401,337	459,411
6.50%, 05/01/2040	116,283	133,504
Government National Mortgage Association, IO
0.95%, 02/16/2053 (A)	288,157	20,375

Total U.S. Government Agency Obligations (Cost $10,882,131)		10,989,786

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Brazilian Government International Bond
4.25%, 01/07/2025 (B)	200,000	196,000
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	209,412
Indonesia Government International Bond
5.38%, 10/17/2023 (B) (C)	225,000	251,719
Mexico Government International Bond
4.00%, 10/02/2023	180,000	190,440
Peruvian Government International Bond
7.35%, 07/21/2025	100,000	136,000
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	40,000	45,950

Total Foreign Government Obligations (Cost $985,988)		1,029,521

	Principal	Value
MORTGAGE-BACKED SECURITIES - 5.7%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.01%, 02/25/2035 (A)	$ 29,350	$ 29,380
Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	254,748	204,163
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.57%, 06/10/2049 (A)	78,337	84,153
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.57%, 06/15/2049 (A) (C)	102,250	109,278
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (C)	140,000	139,293
Series 2012-TFT, Class C
3.47%, 06/05/2030 (A) (C)	315,000	307,457
BBCMS Trust
Series 2013-TYSN, Class B
4.04%, 09/05/2032 (C)	245,000	264,306
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	91,367	96,341
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	65,644	69,439
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (A)	56,037	60,790
Series 2007-PW17, Class A3
5.74%, 06/11/2050	10,951	10,969
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.38%, 12/25/2046 (A)	155,327	68,477
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class D
2.91%, 01/12/2030 (A) (C)	250,000	253,306
Series 2014-GC19, Class A3
3.75%, 03/10/2047	45,000	48,170
Series 2014-GC19, Class A4
4.02%, 03/10/2047	65,000	71,518
Series 2015-GC27, Class B
3.77%, 02/10/2048	157,700	160,861
Citigroup Commercial Mortgage Trust, IO
Series 2013-SMP, Class XA
0.80%, 01/12/2030 (A) (C)	1,238,690	23,778
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1
3.50%, 06/25/2058	330,000	334,440
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (A) (C)	160,000	169,490
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (A)	20,000	22,699
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (C)	100,000	103,622
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	45,000	49,190

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (C)	$ 132,000	$ 135,374
Series 2014-CR14, Class B
4.61%, 02/10/2047 (A)	45,000	50,653
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (A)	35,000	37,889
Core Industrial Trust
3.25%, 02/10/2034	225,000	231,740
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.26%, 08/26/2036 (A) (C)	252,287	252,473
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (C)	134,056	135,456
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 (A) (C)	90,000	94,114
Series 2010-RR2, Class 2A
5.90%, 09/15/2039 (A) (C)	68,893	72,323
Series 2013-8R, Class 3A1
0.32%, 03/27/2036 (A) (C)	203,605	198,778
Series 2014-4R, Class 21A1
0.50%, 12/27/2035 (A) (C)	292,388	278,339
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AAB
5.48%, 12/10/2049	24,579	24,889
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A
2.95%, 03/18/2035 (A)	229,621	224,423
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 (A) (C)	100,000	95,757
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
0.09%, 11/05/2030 (A) (C)	4,500,000	2,812
Impac CMB Trust
Series 2004-6, Class 1A1
0.97%, 10/25/2034 (A)	110,577	105,188
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.28%, 08/25/2037 (A)	230,161	192,061
Series 2007-AR7, Class 1A1
2.71%, 11/25/2037 (A)	233,973	220,839
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.43%, 12/12/2044 (A)	70,000	71,787
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (A)	134,446	142,497
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (A)	110,978	120,575
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	81,577	87,349
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (A)	91,902	96,363
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
2.85%, 05/26/2037 (A) (C)	290,916	292,774

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.85%, 07/15/2044 (A)	$ 28,164	$ 30,651
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.26%, 09/15/2045 (A)	30,000	33,256
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.81%, 10/25/2028 (A)	65,720	64,844
Series 2004-A3, Class 4A3
2.59%, 05/25/2034 (A)	53,134	52,884
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.28%, 11/12/2037 (A)	55,000	56,073
Series 2007-C1, Class A1A
5.84%, 06/12/2050 (A)	36,297	38,015
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.67%, 04/12/2049 (A)	14,926	14,909
Series 2007-HQ12, Class AM
5.67%, 04/12/2049 (A)	85,000	90,577
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	130,170	137,829
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	30,000	31,962
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (A)	34,756	37,400
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (A)	55,000	58,959
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A
2.00%, 07/27/2049 (C)	38,696	38,727
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (A) (C)	363,213	360,978
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030	545,000	549,988
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (A) (C)	237,657	244,257
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (A) (C)	100,195	103,499
Series 2014-2A, Class A3
3.75%, 05/25/2054	278,198	286,406
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (A) (C)	197,298	203,363
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 (A) (C)	130,000	127,319
SCG Trust
Series 2013-SRP1, Class A
1.57%, 11/15/2026 (A) (C)	100,000	100,019
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (C)	34,059	34,059
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.88%, 01/19/2034 (A)	151,783	146,970

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030	$ 225,000	$ 236,000
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.58%, 09/15/2021 (A) (C)	100,000	97,695

Total Mortgage-Backed Securities (Cost $9,102,214)		9,022,212

ASSET-BACKED SECURITIES - 2.8%
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class C
2.42%, 05/08/2018	40,000	40,456
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 (C)	33,333	33,448
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (C)	162,199	162,179
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (C)	20,000	20,169
Series 2013-BA, Class C
2.24%, 09/16/2019 (C)	20,000	20,194
Series 2014-AA, Class B
1.76%, 08/15/2019 (C)	20,000	20,127
Series 2014-AA, Class C
2.28%, 11/15/2019 (C)	25,000	25,224
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	40,000	40,357
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 (C)	105,000	104,853
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (C)	100,000	99,780
Series 2013-T1, Class A2
1.50%, 01/16/2046 (C)	210,000	208,845
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.44%, 03/20/2036 (A)	235,000	226,380
JGWPT XXVI LLC
Series 2012-2A, Class A
3.84%, 10/15/2059 (C)	219,139	232,234
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/20/2031 (C)	137,059	137,278
PFS Financing Corp.
Series 2013-AA, Class B
1.27%, 02/15/2018 (A) (C)	100,000	100,255
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 (C)	20,736	20,753
Santander Drive Auto Receivables Trust
Series 2013-4, Class C
3.25%, 01/15/2020	50,000	51,670
Series 2013-A, Class B
1.89%, 10/15/2019 (C)	75,000	75,430
Series 2013-A, Class C
3.12%, 10/15/2019 (C)	30,000	30,739

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (C)	$ 380,000	$ 384,619
Sierra Receivables Funding Co. LLC
Series 2015-1A, Class A
2.40%, 03/22/2032 (C)	115,000	114,976
Series 2015-1A, Class B
3.05%, 03/22/2032 (C)	120,000	120,003
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (C)	60,013	60,472
Series 2014-1A, Class A
2.07%, 03/20/2030 (C)	147,745	148,623
Series 2014-2A, Class A
2.05%, 06/20/2031 (C)	135,365	136,123
Series 2014-3A, Class A
2.30%, 10/20/2031 (C)	191,723	193,515
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (C)	143,185	143,268
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.67%, 01/15/2043 (A) (C)	200,000	212,560
Series 2011-C, Class A2A
3.42%, 10/17/2044 (A) (C)	100,000	107,451
Series 2012-E, Class A2B
1.92%, 06/15/2045 (A) (C)	145,000	149,068
Series 2013-A, Class A2B
1.22%, 05/17/2027 (A) (C)	150,000	151,063
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (C)	151,510	154,452
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (C)	103,416	103,682
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.12%, 10/15/2021 (A) (C) (D)	540,000	540,233

Total Asset-Backed Securities (Cost $4,356,192)		4,370,479

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	15,000	21,702
State of California, General Obligation Unlimited
7.60%, 11/01/2040	60,000	96,272
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	10,000	10,785

		128,759

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds
6.64%, 04/01/2057	10,000	13,083

Illinois - 0.1%
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	55,000	55,959

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (E)
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	$ 16,000	$ 24,075

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	15,000	21,318
New York City Water & Sewer System, Revenue Bonds
5.88%, 06/15/2044	15,000	20,344
Series EE
5.38%, 06/15/2043	45,000	52,792
5.50%, 06/15/2043	55,000	64,956
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	10,000	12,764
Port Authority of New York & New Jersey, Revenue Bonds
4.96%, 08/01/2046	20,000	23,874

		196,048

Total Municipal Government Obligations (Cost $366,187)		417,924

CORPORATE DEBT SECURITIES - 15.0%
Aerospace & Defense - 0.1%
Exelis, Inc.
5.55%, 10/01/2021	145,000	160,151

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	69,000	77,694
5.10%, 01/15/2044	49,000	56,971

		134,665

Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028 (B)	180,000	186,300
United Airlines Pass-Through Trust
3.75%, 03/03/2028	300,000	312,750
United Continental Holdings, Inc.
6.00%, 07/15/2028 (B)	25,000	25,000

		524,050

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	105,000	108,076

Automobiles - 0.0% (E)
General Motors Co.
4.88%, 10/02/2023	30,000	32,482
6.25%, 10/02/2043	20,000	24,501

		56,983

Banks - 1.9%
Barclays Bank PLC
10.18%, 06/12/2021 (C)	470,000	642,946
Branch Banking & Trust Co.
3.80%, 10/30/2026	110,000	115,821
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.00%, 06/30/2019 (C) (F)	405,000	521,438
Glitnir HF
6.33%, 07/28/2011 (C) (G) (H)	160,000	44,800

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Bank Brasil SA - Banco Multiplo Series MTN
4.00%, 05/11/2016 (C)	$ 200,000	$ 203,000
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	200,000	204,698
Korea Development Bank
3.50%, 08/22/2017	200,000	208,624
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (C)	85,000	85,430
Nordea Bank AB
4.25%, 09/21/2022 (C)	470,000	497,095
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	100,000	99,856
6.00%, 12/19/2023	65,000	72,302
Wells Fargo & Co.
2.15%, 01/15/2019	35,000	35,545
4.13%, 08/15/2023	92,000	98,200
5.38%, 11/02/2043	67,000	78,924
5.90%, 06/15/2024 (B) (F)	43,000	44,774

		2,953,453

Beverages - 0.1% (B)
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	45,000	45,776
3.70%, 02/01/2024	65,000	68,815

		114,591

Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	35,000	40,312
5.65%, 06/15/2042	27,000	33,087

		73,399

Capital Markets - 1.1%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	150,000	157,889
Bank of New York Mellon Corp. Series MTN
2.10%, 01/15/2019	50,000	50,612
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	65,000	66,328
2.90%, 07/19/2018	95,000	98,184
3.63%, 02/07/2016 - 01/22/2023	101,000	103,927
5.75%, 01/24/2022	109,000	127,242
6.13%, 02/15/2033	40,000	51,020
6.25%, 02/01/2041	20,000	26,069
6.75%, 10/01/2037	20,000	26,261
Series MTN
1.86%, 11/29/2023 (A)	50,000	51,536
Macquarie Group, Ltd.
6.25%, 01/14/2021 (C)	300,000	348,366
Morgan Stanley
5.00%, 11/24/2025	66,000	72,907
Series MTN
2.38%, 07/23/2019	315,000	317,350
State Street Capital Trust IV
1.27%, 06/01/2077 (A)	11,000	9,295
UBS AG
7.63%, 08/17/2022	250,000	303,219

		1,810,205

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	$ 60,000	$ 66,166
Monsanto Co.
4.40%, 07/15/2044	110,000	118,295

		184,461

Commercial Services & Supplies - 0.2% (C)
ERAC USA Finance LLC
3.85%, 11/15/2024	175,000	182,277
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017	200,000	199,179

		381,456

Communications Equipment - 0.0% (E)
Cisco Systems, Inc.
2.13%, 03/01/2019 (B)	50,000	51,024

Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	250,000	262,103

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	183,000	187,751

Diversified Financial Services - 1.5%
Bank of America Corp.
2.60%, 01/15/2019	60,000	61,068
2.65%, 04/01/2019 (B)	255,000	259,828
4.10%, 07/24/2023	51,000	54,419
5.42%, 03/15/2017	100,000	106,809
5.75%, 12/01/2017	75,000	82,526
Citigroup, Inc.
2.50%, 09/26/2018	58,000	59,137
2.55%, 04/08/2019	110,000	112,140
4.45%, 01/10/2017	35,000	36,888
4.50%, 01/14/2022	83,000	91,640
4.95%, 11/07/2043	20,000	23,112
6.68%, 09/13/2043	20,000	26,669
Credit Suisse Series MTN
2.30%, 05/28/2019	320,000	323,264
General Electric Capital Corp.
7.13%, 06/15/2022 (F)	350,000	410,813
Series MTN
6.88%, 01/10/2039	20,000	28,771
JPMorgan Chase & Co.
3.20%, 01/25/2023	40,000	40,666
3.25%, 09/23/2022	34,000	34,772
4.85%, 02/01/2044 (B)	20,000	22,823
6.75%, 02/01/2024 (F)	13,000	14,105
Series MTN
1.35%, 02/15/2017	300,000	301,159
Kaupthing Bank Hf
7.13%, 05/19/2016 (C) (G) (H)	130,000	1
Series MTN
7.63%, 02/28/2015 (C) (G)	710,000	131,350
Lehman Brothers Holdings Capital Trust VII Series MTN
5.86%, 05/01/2015 (D) (F) (G) (H)	200,000	20
Lehman Brothers Holdings E-Capital Trust I
Zero Coupon, 08/19/2065 (D) (G) (H)	120,000	12

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (G) (H)	$ 480,000	$ 5
Oaktree Capital Management, LP
6.75%, 12/02/2019 (C)	175,000	206,948

		2,428,945

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.30%, 03/11/2019 (B)	255,000	256,953
4.35%, 06/15/2045	70,000	66,954
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	54,000	55,971
Sprint Capital Corp.
6.88%, 11/15/2028 (B)	24,000	22,020
Verizon Communications, Inc.
2.63%, 02/21/2020	123,000	125,135
3.45%, 03/15/2021	130,000	135,960
3.85%, 11/01/2042	179,000	162,606
4.50%, 09/15/2020	42,000	46,380
6.55%, 09/15/2043	134,000	174,489

		1,046,468

Electric Utilities - 0.6%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	65,000	74,345
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	52,400
8.88%, 11/15/2018	9,000	11,090
Commonwealth Edison Co.
4.70%, 01/15/2044	42,000	49,995
Duke Energy Carolinas LLC
4.25%, 12/15/2041	58,000	63,813
Duke Energy Corp.
3.75%, 04/15/2024	11,000	11,775
Entergy Arkansas, Inc.
3.70%, 06/01/2024 (B)	61,000	65,306
Georgia Power Co.
3.00%, 04/15/2016	117,000	119,905
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	41,366
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (C)	155,000	173,550
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	13,160
5.30%, 06/01/2042	25,000	31,473
Pacific Gas & Electric Co.
4.75%, 02/15/2044	17,000	19,591
PacifiCorp
3.60%, 04/01/2024 (B)	130,000	139,288
5.75%, 04/01/2037	25,000	32,717
Progress Energy, Inc.
4.88%, 12/01/2019	6,000	6,730

		906,504

Energy Equipment & Services - 0.1%
Schlumberger Investment SA
3.65%, 12/01/2023 (B)	33,000	35,144
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	38,802
4.63%, 03/01/2034	35,000	37,672
Weatherford International, Ltd.
5.95%, 04/15/2042 (B)	35,000	30,764

		142,382

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.3%
CVS Health Corp.
5.30%, 12/05/2043	$ 14,000	$ 17,103
Sysco Corp.
2.35%, 10/02/2019	190,000	194,394
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	43,490
4.30%, 04/22/2044	40,000	44,637
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	135,000	138,984

		438,608

Food Products - 0.0% (E)
Mondelez International, Inc.
2.25%, 02/01/2019	60,000	60,674

Health Care Equipment & Supplies - 0.3%
Becton Dickinson and Co.
2.68%, 12/15/2019	80,000	81,713
Boston Scientific Corp.
2.65%, 10/01/2018	56,000	56,616
Zimmer Holdings, Inc.
3.55%, 04/01/2025	265,000	270,497

		408,826

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044 (B)	14,000	16,385
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,423
2.30%, 07/15/2018	104,000	105,516
3.30%, 01/15/2023	25,000	25,396
3.70%, 08/15/2021	8,000	8,459
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	76,917
Tenet Healthcare Corp.
6.25%, 11/01/2018 (B)	55,000	59,606
UnitedHealth Group, Inc.
3.38%, 11/15/2021	19,000	20,296

		388,998

Hotels, Restaurants & Leisure - 0.0% (E)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	2,000	2,055
4.88%, 11/01/2020 (B)	5,000	5,125

		7,180

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	100,000	105,250

Industrial Conglomerates - 0.0% (E)
General Electric Co.
4.50%, 03/11/2044	36,000	40,410

Insurance - 1.8%
American International Group, Inc.
4.13%, 02/15/2024	51,000	55,209
8.18%, 05/15/2068 (A)	41,000	58,140
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	65,477
Genworth Holdings, Inc.
7.63%, 09/24/2021	45,000	46,800
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	375,000	440,608

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Lincoln National Corp.
8.75%, 07/01/2019	$ 195,000	$ 245,366
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (C)	195,000	196,087
Pacific Life Insurance Co.
9.25%, 06/15/2039 (C)	220,000	350,855
Principal Financial Group, Inc.
8.88%, 05/15/2019	105,000	132,137
Prudential Financial, Inc. Series MTN
5.38%, 06/21/2020	141,000	162,000
Reinsurance Group of America, Inc.
6.75%, 12/15/2065	441,000	429,975
Swiss Re Capital I, LP
6.85%, 05/25/2016 (C) (F)	70,000	73,500
ZFS Finance USA Trust II
6.45%, 12/15/2065 (C)	500,000	525,000

		2,781,154

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024 (B)	100,000	106,189
MasterCard, Inc.
2.00%, 04/01/2019	53,000	54,103
3.38%, 04/01/2024	33,000	34,742

		195,034

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	200,000	200,110
2.40%, 02/01/2019	133,000	134,868
5.30%, 02/01/2044	6,000	7,167

		342,145

Media - 0.5%
CBS Corp.
4.63%, 05/15/2018	23,000	24,934
5.75%, 04/15/2020	20,000	22,986
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	105,250
Comcast Corp.
5.88%, 02/15/2018	116,000	130,688
Cox Communications, Inc.
8.38%, 03/01/2039 (C)	56,000	79,294
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	67,000	73,263
5.00%, 03/01/2021	34,000	37,844
NBCUniversal Media LLC
4.38%, 04/01/2021	114,000	127,011
4.45%, 01/15/2043	47,000	51,037
5.15%, 04/30/2020	99,000	113,622

		765,929

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (B)	44,000	47,007
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	45,000	41,688
Novelis, Inc.
8.75%, 12/15/2020	110,000	117,837
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (B)	33,000	32,773

		239,305

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	$ 22,000	$ 23,523
4.88%, 03/01/2044	43,000	50,077
Dominion Resources, Inc.
1.95%, 08/15/2016	200,000	202,375
PG&E Corp.
2.40%, 03/01/2019	26,000	26,329

		302,304

Oil, Gas & Consumable Fuels - 1.1%
Apache Corp.
4.25%, 01/15/2044 (B)	15,000	14,734
4.75%, 04/15/2043	22,000	22,994
BP Capital Markets PLC
2.24%, 05/10/2019	95,000	96,023
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	38,609
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	89,385
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	151,947
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	45,586
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	62,570
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024 (B)	142,000	145,143
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (B)	60,000	61,875
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (B)	80,000	63,200
MEG Energy Corp.
6.50%, 03/15/2021 (C)	50,000	46,250
Murphy Oil Corp.
2.50%, 12/01/2017 (B)	86,000	84,782
Nexen Energy ULC
5.88%, 03/10/2035 (B)	10,000	11,857
Noble Energy, Inc.
6.00%, 03/01/2041	47,000	52,907
8.25%, 03/01/2019	47,000	56,227
Peabody Energy Corp.
6.25%, 11/15/2021 (B)	45,000	27,675
Petrobras Global Finance BV
3.88%, 01/27/2016	160,000	156,941
6.25%, 03/17/2024 (B)	130,000	122,564
Petroleos Mexicanos
3.50%, 07/18/2018	95,000	98,800
3.50%, 01/30/2023 (B)	40,000	39,060
Range Resources Corp.
5.75%, 06/01/2021	10,000	10,447
Shell International Finance BV
2.00%, 11/15/2018	86,000	87,584
4.55%, 08/12/2043	48,000	54,409
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	83,982
Williams Cos., Inc.
3.70%, 01/15/2023 (B)	13,000	12,017
7.88%, 09/01/2021	33,000	38,308
Williams Partners, LP
5.40%, 03/04/2044	35,000	35,109

		1,810,985

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 (B)	$ 153,000	$ 169,143

Pharmaceuticals - 0.4%
AbbVie, Inc.
4.40%, 11/06/2042	28,000	28,824
Actavis Funding SCS
3.80%, 03/15/2025	140,000	144,484
Actavis, Inc.
3.25%, 10/01/2022	60,000	59,944
4.63%, 10/01/2042	58,000	59,095
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	67,000	76,136
Perrigo Co. PLC
2.30%, 11/08/2018	200,000	201,850
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 (B)	12,000	12,638

		582,971

Real Estate Investment Trusts - 0.9%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	150,000	145,425
3.00%, 02/06/2019	60,000	58,350
EPR Properties
4.50%, 04/01/2025	225,000	228,741
Kilroy Realty, LP
4.25%, 08/15/2029	265,000	276,182
Realty Income Corp.
3.88%, 07/15/2024	230,000	238,623
Simon Property Group, LP
3.38%, 10/01/2024	280,000	287,301
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	20,000	20,217
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (C)	180,000	182,212

		1,437,051

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (C) (F)	153,000	177,641
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,361
3.75%, 04/01/2024	12,000	12,807

		208,809

Semiconductors & Semiconductor Equipment - 0.1%
KLA-Tencor Corp.
4.13%, 11/01/2021	155,000	163,181

Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025 (B)	140,000	140,540

Technology Hardware, Storage & Peripherals - 0.0% (E)
Hewlett-Packard Co.
3.75%, 12/01/2020	65,000	68,339

Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024 (B)	33,000	35,409
Lorillard Tobacco Co.
8.13%, 06/23/2019	205,000	250,717

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
Philip Morris International, Inc.
1.88%, 01/15/2019	$ 71,000	$ 71,473
4.88%, 11/15/2043	25,000	28,482

		386,081

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016	160,000	170,000

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	203,420
Crown Castle Towers LLC
4.88%, 08/15/2040 (C)	155,000	170,192
6.11%, 01/15/2040 (C)	335,000	382,161
SBA Tower Trust
2.24%, 04/15/2043 (C)	65,000	64,947
Sprint Communications, Inc.
9.00%, 11/15/2018 (C)	95,000	109,012
Sprint Corp.
7.88%, 09/15/2023	45,000	45,900
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,156
6.63%, 04/28/2021	15,000	15,713
6.73%, 04/28/2022	15,000	15,788
6.84%, 04/28/2023	5,000	5,263

		1,017,552

Total Corporate Debt Securities (Cost $24,242,133)		23,757,136

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.8% (I)
U.S. Treasury Bill
0.01%, 05/07/2015 - 05/21/2015	2,839,200	2,839,167
0.02%, 04/02/2015 - 06/11/2015	4,601,800	4,601,675
0.02%, 05/28/2015 (J)	1,358,900	1,358,859
0.05%, 06/18/2015	422,800	422,758

Total Short-Term U.S. Government Obligations (Cost $9,222,459)		9,222,459

	Shares	Value
PREFERRED STOCKS - 0.2%
Capital Markets - 0.0% (E)
State Street Corp.
Series D, 5.90% (A)	1,536	41,917

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (A)	3,392	89,956

Electric Utilities - 0.0% (E)
SCE Trust III
5.75% (A)	320	8,784

Thrifts & Mortgage Finance - 0.1% (A) (K)
Federal Home Loan Mortgage Corp.
Series Z, 8.38%	14,925	62,088
Federal National Mortgage Association
Series O, 0.00%	600	4,800
Series S, 8.25%	10,800	44,928

		111,816

Total Preferred Stocks (Cost $814,042)		252,473

	Shares	Value
COMMON STOCKS - 58.2%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	10,429	$ 1,087,849
L-3 Communications Holdings, Inc.	2,470	310,701
United Technologies Corp.	12,054	1,412,729

		2,811,279

Airlines - 0.4%
Delta Air Lines, Inc.	6,910	310,674
United Continental Holdings, Inc. (K)	5,690	382,652

		693,326

Auto Components - 0.1%
Johnson Controls, Inc.	3,450	174,018

Automobiles - 0.4%
General Motors Co.	15,494	581,025

Banks - 1.8%
BB&T Corp.	8,070	314,649
KeyCorp	8,060	114,130
PNC Financial Services Group, Inc.	1,118	104,243
SVB Financial Group (K)	780	99,091
Wells Fargo & Co.	40,348	2,194,931

		2,827,044

Beverages - 1.6%
Coca-Cola Co.	18,470	748,959
Coca-Cola Enterprises, Inc.	2,750	121,550
Constellation Brands, Inc., Class A (K)	5,139	597,203
Dr. Pepper Snapple Group, Inc.	2,109	165,514
Molson Coors Brewing Co., Class B	4,160	309,712
PepsiCo, Inc.	6,806	650,790

		2,593,728

Biotechnology - 1.9% (K)
Alexion Pharmaceuticals, Inc.	1,726	299,116
Biogen, Inc.	2,644	1,116,403
Celgene Corp.	7,930	914,170
Gilead Sciences, Inc.	4,466	438,249
Vertex Pharmaceuticals, Inc.	2,288	269,915

		3,037,853

Building Products - 0.2%
Fortune Brands Home & Security, Inc. (B)	1,110	52,703
Masco Corp.	7,827	208,981

		261,684

Capital Markets - 1.9%
BlackRock, Inc., Class A	520	190,237
Charles Schwab Corp.	17,910	545,180
Goldman Sachs Group, Inc.	1,829	343,797
Invesco, Ltd.	13,693	543,475
Morgan Stanley	23,946	854,633
State Street Corp.	8,228	605,005

		3,082,327

Chemicals - 0.9%
Axiall Corp.	2,800	131,432
Dow Chemical Co.	1,681	80,654
E.I. du Pont de Nemours & Co. (B)	6,910	493,858
Monsanto Co. (B)	1,210	136,173
Mosaic Co.	11,840	545,351

		1,387,468

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.7%
Cisco Systems, Inc.	24,278	$ 668,252
QUALCOMM, Inc.	7,117	493,493

		1,161,745

Construction & Engineering - 0.4%
Fluor Corp.	9,680	553,309

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	1,060	148,188

Consumer Finance - 0.2%
Capital One Financial Corp.	3,559	280,521
Navient Corp.	1,240	25,209

		305,730

Containers & Packaging - 0.2%
Crown Holdings, Inc. (K)	5,201	280,958
Sealed Air Corp., Class A	740	33,714

		314,672

Diversified Financial Services - 2.4%
Bank of America Corp.	78,429	1,207,022
Berkshire Hathaway, Inc., Class B (K)	6,661	961,315
Citigroup, Inc.	24,511	1,262,807
Intercontinental Exchange, Inc.	1,337	311,882

		3,743,026

Diversified Telecommunication Services - 0.8% (B)
AT&T, Inc.	386	12,603
Verizon Communications, Inc.	26,791	1,302,846

		1,315,449

Electric Utilities - 1.2%
Edison International	10,157	634,508
Exelon Corp. (B)	12,130	407,689
NextEra Energy, Inc.	6,143	639,179
Pinnacle West Capital Corp.	670	42,713
Xcel Energy, Inc.	5,600	194,936

		1,919,025

Electrical Equipment - 0.5%
Eaton Corp. PLC	11,341	770,507

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	6,459	146,490
TE Connectivity, Ltd.	6,165	441,537

		588,027

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	4,750	302,005
Ensco PLC, Class A (B)	1,170	24,652
Halliburton Co.	8,578	376,403
Schlumberger, Ltd.	7,699	642,404

		1,345,464

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	3,983	603,405
CVS Health Corp.	6,007	619,982
Kroger Co.	3,070	235,346
Wal-Mart Stores, Inc.	2,196	180,621

		1,639,354

Food Products - 1.0%
Archer-Daniels-Midland Co.	8,535	404,559
Hershey Co. (B)	2,590	261,357
Mondelez International, Inc., Class A	23,989	865,763

		1,531,679

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 0.2%
AGL Resources, Inc.	2,780	$ 138,027
Questar Corp. (B)	6,766	161,437

		299,464

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	20,836	965,332
Becton Dickinson and Co.	2,012	288,903
Boston Scientific Corp. (K)	40,260	714,615
Stryker Corp.	4,650	428,962

		2,397,812

Health Care Providers & Services - 1.9%
Aetna, Inc.	3,500	372,855
Cigna Corp.	590	76,370
Express Scripts Holding Co. (K)	550	47,723
Humana, Inc., Class A (B)	4,380	779,728
McKesson Corp.	4,390	993,018
UnitedHealth Group, Inc.	6,283	743,216

		3,012,910

Health Care Technology - 0.0% (E)
Cerner Corp. (K)	650	47,619

Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A (B)	4,710	385,514
Starbucks Corp.	5,823	551,438

		936,952

Household Durables - 0.4%
Harman International Industries, Inc.	3,110	415,589
PulteGroup, Inc. (B)	10,832	240,796
Toll Brothers, Inc. (K)	1,230	48,388

		704,773

Household Products - 1.1%
Kimberly-Clark Corp.	4,554	487,779
Procter & Gamble Co.	14,719	1,206,075

		1,693,854

Industrial Conglomerates - 0.3%
General Electric Co.	20,689	513,294

Insurance - 1.6%
ACE, Ltd.	7,336	817,891
American International Group, Inc.	8,200	449,278
Hartford Financial Services Group, Inc.	1,290	53,948
Marsh & McLennan Cos., Inc.	2,630	147,517
MetLife, Inc.	14,441	729,992
Prudential Financial, Inc.	1,342	107,776
XL Group PLC, Class A	8,000	294,400

		2,600,802

Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (K)	1,752	651,919
Expedia, Inc.	1,020	96,013

		747,932

Internet Software & Services - 2.1% (K)
Facebook, Inc., Class A	15,900	1,307,219
Google, Inc., Class A	1,859	1,031,187
Google, Inc., Class C	1,739	952,972

		3,291,378

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 9	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.8%
Accenture PLC, Class A	9,760	$ 914,414
Alliance Data Systems Corp. (K)	665	197,006
Cognizant Technology Solutions Corp., Class A (K)	8,478	528,942
Fidelity National Information Services, Inc.	3,510	238,891
Visa, Inc., Class A (B)	13,768	900,565
Xerox Corp.	2,880	37,008

		2,816,826

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	1,660	223,004

Machinery - 1.3%
Caterpillar, Inc. (B)	1,550	124,046
Cummins, Inc.	3,200	443,648
Ingersoll-Rand PLC	1,370	93,270
PACCAR, Inc.	10,319	651,542
Pall Corp.	1,830	183,714
Parker-Hannifin Corp. (B)	3,570	424,045
Snap-on, Inc.	170	25,000
SPX Corp.	1,725	146,452

		2,091,717

Media - 2.8%
CBS Corp., Class B	5,420	328,615
Charter Communications, Inc., Class A (K)	1,710	330,218
Comcast Corp., Class A	18,651	1,053,222
DIRECTV (K)	880	74,888
DISH Network Corp., Class A (K)	3,805	266,578
Sirius XM Holdings, Inc. (B) (K)	11,730	44,809
Time Warner Cable, Inc.	1,355	203,087
Time Warner, Inc.	14,165	1,196,092
Twenty-First Century Fox, Inc., Class A (B)	27,900	944,136

		4,441,645

Metals & Mining - 0.4%
Alcoa, Inc.	31,965	412,988
U.S. Steel Corp. (B)	7,870	192,028

		605,016

Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	8,320	169,811
CMS Energy Corp.	9,117	318,275
NiSource, Inc., Class B	5,938	262,222
PG&E Corp.	9,420	499,919

		1,250,227

Multiline Retail - 0.3%
Dollar General Corp. (K)	2,610	196,742
Target Corp.	2,730	224,051

		420,793

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp., Class A	3,476	287,848
Cheniere Energy, Inc. (K)	1,250	96,750
Chevron Corp.	11,281	1,184,279
Cimarex Energy Co.	410	47,187
Devon Energy Corp., Class A	1,390	83,831
EOG Resources, Inc.	4,302	394,450
EQT Corp.	2,650	219,606
Exxon Mobil Corp.	16,913	1,437,605
Marathon Oil Corp.	15,540	405,750

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	2,090	$ 213,995
Occidental Petroleum Corp.	8,631	630,063
Phillips 66	460	36,156
Pioneer Natural Resources Co. (B)	1,030	168,415
Valero Energy Corp.	3,320	211,218

		5,417,153

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	2,830	235,343

Pharmaceuticals - 3.4%
Actavis PLC (K)	1,864	554,764
Bristol-Myers Squibb Co.	17,246	1,112,367
Johnson & Johnson	15,481	1,557,389
Merck & Co., Inc.	15,110	868,523
Perrigo Co. PLC (B)	1,249	206,772
Pfizer, Inc.	31,721	1,103,573

		5,403,388

Real Estate Investment Trusts - 1.4%
American Tower Corp., Class A	2,800	263,620
AvalonBay Communities, Inc. (B)	2,138	372,547
Boston Properties, Inc.	1,177	165,345
Brixmor Property Group, Inc.	5,290	140,450
DiamondRock Hospitality Co.	6,890	97,356
Douglas Emmett, Inc.	990	29,512
Highwoods Properties, Inc. (B)	2,221	101,677
Host Hotels & Resorts, Inc.	5,224	105,420
LaSalle Hotel Properties	470	18,264
Liberty Property Trust, Series C	3,650	130,305
Mid-America Apartment Communities, Inc. (B)	1,160	89,633
Prologis, Inc., Class A	5,963	259,748
Public Storage	280	55,199
Simon Property Group, Inc.	2,217	433,734
Strategic Hotels & Resorts, Inc. (K)	1,500	18,645

		2,281,455

Road & Rail - 1.3%
Canadian Pacific Railway, Ltd.	1,441	263,271
CSX Corp.	16,119	533,861
Union Pacific Corp.	11,685	1,265,602

		2,062,734

Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc., Class A	6,050	136,488
Avago Technologies, Ltd., Class A	6,680	848,226
Broadcom Corp., Class A	13,840	599,203
Freescale Semiconductor, Ltd. (K)	2,710	110,459
KLA-Tencor Corp.	2,647	154,294
LAM Research Corp.	8,957	629,095
Micron Technology, Inc. (B) (K)	4,560	123,713
NXP Semiconductors NV (K)	460	46,166

		2,647,644

Software - 2.3%
Adobe Systems, Inc. (K)	10,323	763,283
Microsoft Corp.	47,631	1,936,438
Oracle Corp.	21,530	929,019

		3,628,740

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 10	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.2%
AutoZone, Inc. (B) (K)	713	$ 486,380
Best Buy Co., Inc.	4,420	167,032
Home Depot, Inc.	10,056	1,142,462
Lowe’s Cos., Inc.	12,934	962,160
Tiffany & Co.	940	82,729
TJX Cos., Inc.	9,170	642,359

		3,483,122

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	30,668	3,816,019
Hewlett-Packard Co.	13,783	429,478

		4,245,497

Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (B) (K)	2,157	138,091
PVH Corp. (B)	400	42,624
Ralph Lauren Corp., Class A	1,580	207,770
VF Corp.	6,668	502,167

		890,652

Tobacco - 0.6%
Philip Morris International, Inc.	11,717	882,642

Total Common Stocks (Cost $73,739,414)		92,060,315

SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (I)	9,749,948	9,749,948

Total Securities Lending Collateral (Cost $9,749,948)		9,749,948

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.01% (I), dated 03/31/2015, to be repurchased at $2,998,293 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $3,059,498.	$ 2,998,292	2,998,292

Total Repurchase Agreement (Cost $2,998,292)		2,998,292

Total Investments (Cost $161,207,902) (L)		179,219,724
Net Other Assets (Liabilities) - (13.3)%		(21,048,614)

Net Assets - 100.0%		$ 158,171,110

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 11	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

FUTURES CONTRACTS: (M)

Description	Type	Number of Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	Long	6	06/19/2015	$1,478

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
U.S. Government Obligations	$—	$15,349,179	$—	$15,349,179
U.S. Government Agency Obligations	—	10,989,786	—	10,989,786
Foreign Government Obligations	—	1,029,521	—	1,029,521
Mortgage-Backed Securities	—	9,022,212	—	9,022,212
Asset-Backed Securities	—	4,370,479	—	4,370,479
Municipal Government Obligations	—	417,924	—	417,924
Corporate Debt Securities	—	23,757,136	—	23,757,136
Short-Term U.S. Government Obligations	—	9,222,459	—	9,222,459
Preferred Stocks	252,473	—	—	252,473
Common Stocks	92,060,315	—	—	92,060,315
Securities Lending Collateral	9,749,948	—	—	9,749,948
Repurchase Agreement	—	2,998,292	—	2,998,292

Total Investments	$102,062,736	$77,156,988	$—	$179,219,724

Derivative Financial Instruments
Futures Contracts (O)	$1,478	$—	$—	$1,478

Total Derivative Financial Instruments	$1,478	$—	$—	$1,478

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of March 31, 2015.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $9,538,959. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the total aggregate value of 144A securities is $14,300,210, representing 9.0% of the Portfolio’s net assets.

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $540,265, representing 0.3% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The security has a perpetual maturity; the date displayed is the next call date.
(G)	Security in default.
(H)	Total aggregate value of illiquid securities is $44,838, representing less than 0.1% of the Portfolio’s net assets.
(I)	Rate disclosed reflects the yield at March 31, 2015.
(J)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $69,947.

(K)	Non-income producing security.
(L)

Aggregate cost for federal income tax purposes is $161,207,902. Aggregate gross unrealized appreciation and depreciation for all securities is $21,010,279 and $2,998,457, respectively. Net unrealized appreciation for tax purposes is $18,011,822.

(M)	Cash in the amount of $60,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(N)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(O)	Derivative financial instrument valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 12	March 31, 2015 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

PORTFOLIO ABBREVIATIONS:

IO	Interest only portion of STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 13	March 31, 2015 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 3.3%
General Dynamics Corp.	29,800	$ 4,044,754
Huntington Ingalls Industries, Inc.	44,000	6,166,600
Northrop Grumman Corp.	78,400	12,619,264
Spirit Aerosystems Holdings, Inc., Class A (A)	157,000	8,196,970

		31,027,588

Air Freight & Logistics - 1.4%
FedEx Corp.	79,400	13,136,730

Airlines - 4.8%
Alaska Air Group, Inc. (B)	145,100	9,602,718
American Airlines Group, Inc.	56,000	2,955,680
Delta Air Lines, Inc.	293,800	13,209,248
Southwest Airlines Co.	258,600	11,455,980
United Continental Holdings, Inc. (A)	116,600	7,841,350

		45,064,976

Auto Components - 2.2%
Cooper Tire & Rubber Co.	42,730	1,830,553
Dana Holding Corp. (B)	128,000	2,708,480
Delphi Automotive PLC, Class A	39,800	3,173,652
Lear Corp.	108,200	11,990,724
Magna International, Inc., Class A	18,010	966,417

		20,669,826

Automobiles - 0.7%
General Motors Co.	180,000	6,750,000

Banks - 0.6%
Huntington Bancshares, Inc., Class A	504,000	5,569,200

Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	37,300	2,927,304

Biotechnology - 2.6% (A)
Biogen, Inc.	24,600	10,387,104
Gilead Sciences, Inc.	22,400	2,198,112
United Therapeutics Corp. (B)	68,600	11,829,041

		24,414,257

Capital Markets - 2.2%
Ameriprise Financial, Inc.	64,200	8,399,928
Goldman Sachs Group, Inc.	33,000	6,203,010
Morgan Stanley	162,600	5,803,194

		20,406,132

Chemicals - 1.6%
CF Industries Holdings, Inc., Class B	24,200	6,865,056
LyondellBasell Industries NV, Class A	31,800	2,792,040
Mosaic Co.	113,000	5,204,780

		14,861,876

Consumer Finance - 3.3%
Ally Financial, Inc. (A)	249,220	5,228,636
Capital One Financial Corp.	201,100	15,850,702
Discover Financial Services	172,070	9,696,144

		30,775,482

Diversified Financial Services - 9.9%
Berkshire Hathaway, Inc., Class B (A)	12,200	1,760,704
CBOE Holdings, Inc. (B)	85,400	4,902,387

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Citigroup, Inc.	460,200	$ 23,709,504
JPMorgan Chase & Co.	508,270	30,790,997
McGraw-Hill Financial, Inc.	100,400	10,381,360
Moody’s Corp.	102,600	10,649,880
Voya Financial, Inc.	240,800	10,380,888

		92,575,720

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	441,300	14,408,445
CenturyLink, Inc.	149,200	5,154,860

		19,563,305

Electric Utilities - 3.6%
American Electric Power Co., Inc.	185,800	10,451,250
Edison International	187,800	11,731,866
Entergy Corp., Class B	145,200	11,251,548

		33,434,664

Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics, Inc. (A)	78,950	4,827,793
Flextronics International, Ltd. (A)	743,500	9,423,862
Jabil Circuit, Inc.	333,300	7,792,554

		22,044,209

Energy Equipment & Services - 3.3%
Cameron International Corp. (A)	236,800	10,684,416
Ensco PLC, Class A (B)	384,100	8,092,987
Nabors Industries, Ltd.	137,300	1,874,145
Oil States International, Inc. (A)	235,100	9,349,927
Rowan Cos. PLC, Class A (B)	39,330	696,534

		30,698,009

Food & Staples Retailing - 1.8%
Kroger Co.	153,600	11,774,976
Wal-Mart Stores, Inc.	56,300	4,630,675

		16,405,651

Food Products - 2.5%
Bunge, Ltd.	120,700	9,940,852
Pilgrim’s Pride Corp. (B)	92,300	2,085,057
Tyson Foods, Inc., Class A	298,070	11,416,081

		23,441,990

Health Care Providers & Services - 12.4%
Aetna, Inc.	64,500	6,871,185
AmerisourceBergen Corp., Class A	109,690	12,468,462
Anthem, Inc.	87,500	13,510,875
Cardinal Health, Inc.	165,900	14,975,793
Catamaran Corp.	127,000	7,561,580
Cigna Corp.	63,200	8,180,608
Express Scripts Holding Co. (A)	154,100	13,371,257
Health Net, Inc. (A)	127,400	7,706,426
Humana, Inc., Class A	45,900	8,171,118
McKesson Corp.	54,100	12,237,420
Omnicare, Inc.	139,400	10,742,164

		115,796,888

Household Durables - 1.3%
Whirlpool Corp.	58,800	11,881,128

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp.	664,400	$ 8,537,540
Calpine Corp. (A)	128,900	2,947,943

		11,485,483

Insurance - 11.3%
Allstate Corp.	200,800	14,290,936
American International Group, Inc.	320,300	17,549,237
Assurant, Inc.	81,960	5,033,164
Axis Capital Holdings, Ltd.	111,240	5,737,759
Chubb Corp., Class A	71,560	7,234,716
Everest RE Group, Ltd.	40,510	7,048,740
Hartford Financial Services Group, Inc.	83,780	3,503,680
Lincoln National Corp.	86,400	4,964,544
PartnerRe, Ltd.	62,900	7,191,357
Reinsurance Group of America, Inc., Class A	64,390	6,000,504
RenaissanceRe Holdings, Ltd. (B)	70,810	7,061,881
Travelers Cos., Inc.	131,400	14,208,282
Unum Group	178,900	6,034,297

		105,859,097

Internet Software & Services - 0.8%
VeriSign, Inc. (A) (B)	117,000	7,835,490

IT Services - 1.1%
Amdocs, Ltd.	108,990	5,929,056
Western Union Co. (B)	228,700	4,759,247

		10,688,303

Metals & Mining - 1.5%
Alcoa, Inc.	271,400	3,506,488
U.S. Steel Corp. (B)	436,700	10,655,480

		14,161,968

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	224,300	9,402,656

Multiline Retail - 1.4%
Kohl’s Corp. (B)	65,600	5,133,200
Macy’s, Inc.	121,000	7,854,110

		12,987,310

Oil, Gas & Consumable Fuels - 7.5%
Exxon Mobil Corp.	285,000	24,225,000
Marathon Petroleum Corp.	128,500	13,157,115
PBF Energy, Inc., Class A	58,800	1,994,496
Phillips 66	28,800	2,263,680
Tesoro Corp.	147,830	13,495,401
Valero Energy Corp.	232,300	14,778,926

		69,914,618

Paper & Forest Products - 0.3%
International Paper Co.	46,100	2,558,089

Real Estate Investment Trusts - 0.3%
RLJ Lodging Trust	104,900	3,284,419

Real Estate Management & Development - 1.1%
CBRE Group, Inc., Class A (A)	219,160	8,483,684
Jones Lang LaSalle, Inc.	12,750	2,172,600

		10,656,284

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.3%
Avis Budget Group, Inc. (A)	45,900	$ 2,708,788

Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	368,200	11,513,614
Micron Technology, Inc. (A) (B)	104,900	2,845,937

		14,359,551

Software - 0.4% (B)
FactSet Research Systems, Inc.	14,800	2,356,160
Take-Two Interactive Software, Inc. (A)	62,840	1,599,592

		3,955,752

Specialty Retail - 0.7%
Foot Locker, Inc.	105,200	6,627,600

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	87,100	10,837,853
Lexmark International, Inc., Class A (B)	80,900	3,425,306
Western Digital Corp.	128,600	11,703,886

		25,967,045

Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (A)	25,800	1,880,046

Tobacco - 2.3%
Altria Group, Inc.	109,200	5,462,184
Lorillard, Inc.	166,800	10,900,380
Philip Morris International, Inc.	70,700	5,325,831

		21,688,395

Total Common Stocks (Cost $760,619,129)		917,465,829

SECURITIES LENDING COLLATERAL - 6.4%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	59,793,602	59,793,602

Total Securities Lending Collateral (Cost $59,793,602)		59,793,602

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $16,037,628 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $16,359,558.	$ 16,037,624	16,037,624

Total Repurchase Agreement (Cost $16,037,624)		16,037,624

Total Investments (Cost $836,450,355) (D)		993,297,055
Net Other Assets (Liabilities) - (6.1)%		(56,738,500)

Net Assets - 100.0%		$ 936,558,555

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$917,465,829	$—	$—	$917,465,829
Securities Lending Collateral	59,793,602	—	—	59,793,602
Repurchase Agreement	—	16,037,624	—	16,037,624

Total Investments	$977,259,431	$16,037,624	$—	$993,297,055

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $58,459,808. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $836,450,355. Aggregate gross unrealized appreciation and depreciation for all securities is $179,015,951 and $22,169,251, respectively. Net unrealized appreciation for tax purposes is $156,846,700.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 3.8%
Boeing Co.	10,200	$ 1,530,816
General Dynamics Corp.	12,650	1,716,985
Lockheed Martin Corp.	24,100	4,891,336
Northrop Grumman Corp.	24,840	3,998,246
Textron, Inc.	30,500	1,352,065

		13,489,448

Air Freight & Logistics - 1.2%
FedEx Corp.	27,100	4,483,695

Airlines - 4.3%
American Airlines Group, Inc.	71,300	3,763,214
Delta Air Lines, Inc.	89,200	4,010,432
Southwest Airlines Co.	90,200	3,995,860
United Continental Holdings, Inc. (A)	53,700	3,611,325

		15,380,831

Auto Components - 2.3%
Delphi Automotive PLC, Class A	58,100	4,632,894
Magna International, Inc., Class A	68,400	3,670,344

		8,303,238

Automobiles - 1.4%
General Motors Co.	130,900	4,908,750

Banks - 1.1%
Huntington Bancshares, Inc., Class A	361,500	3,994,575

Beverages - 2.2%
Dr. Pepper Snapple Group, Inc.	48,800	3,829,824
Monster Beverage Corp. (A)	29,500	4,082,653

		7,912,477

Biotechnology - 4.0% (A)
Biogen, Inc.	13,400	5,658,016
Celgene Corp.	19,500	2,247,960
Gilead Sciences, Inc.	64,400	6,319,572

		14,225,548

Capital Markets - 1.1%
Ameriprise Financial, Inc.	31,300	4,095,292

Chemicals - 2.3%
CF Industries Holdings, Inc., Class B	10,100	2,865,168
LyondellBasell Industries NV, Class A	39,990	3,511,122
Mosaic Co.	39,100	1,800,946

		8,177,236

Communications Equipment - 0.4%
F5 Networks, Inc., Class B (A) (B)	11,300	1,298,822

Consumer Finance - 0.2%
Capital One Financial Corp.	9,200	725,144

Diversified Financial Services - 7.2%
Citigroup, Inc.	130,000	6,697,600
JPMorgan Chase & Co.	124,430	7,537,969
McGraw-Hill Financial, Inc.	42,500	4,394,500
Moody’s Corp.	36,970	3,837,486
Voya Financial, Inc.	80,600	3,474,666

		25,942,221

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	103,300	$ 3,372,745
CenturyLink, Inc.	95,100	3,285,705
Verizon Communications, Inc.	55,400	2,694,102

		9,352,552

Electric Utilities - 1.7%
American Electric Power Co., Inc.	13,200	742,500
Edison International	58,600	3,660,742
Entergy Corp., Class B	22,000	1,704,780

		6,108,022

Electronic Equipment, Instruments & Components - 1.2%
Corning, Inc.	186,400	4,227,552

Energy Equipment & Services - 2.6%
Cameron International Corp. (A)	76,400	3,447,168
Ensco PLC, Class A (B)	132,100	2,783,347
Nabors Industries, Ltd.	230,100	3,140,865

		9,371,380

Food & Staples Retailing - 1.7%
CVS Health Corp.	15,400	1,589,434
Kroger Co.	58,830	4,509,908

		6,099,342

Food Products - 2.9%
Archer-Daniels-Midland Co.	83,300	3,948,420
Bunge, Ltd.	37,900	3,121,444
Tyson Foods, Inc., Class A	88,300	3,381,890

		10,451,754

Health Care Providers & Services - 10.9%
Aetna, Inc.	44,300	4,719,279
AmerisourceBergen Corp., Class A	40,700	4,626,369
Anthem, Inc.	6,500	1,003,665
Cardinal Health, Inc.	53,300	4,811,391
Catamaran Corp. (A)	26,000	1,548,040
Cigna Corp.	37,600	4,866,944
Express Scripts Holding Co. (A)	60,500	5,249,585
HCA Holdings, Inc. (A)	24,900	1,873,227
Humana, Inc., Class A	24,300	4,325,886
McKesson Corp.	22,900	5,179,980
Quest Diagnostics, Inc.	11,000	845,350

		39,049,716

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	26,000	1,243,840
Darden Restaurants, Inc.	20,700	1,435,338
Wyndham Worldwide Corp. (B)	43,800	3,962,586

		6,641,764

Household Durables - 1.2%
Whirlpool Corp.	20,900	4,223,054

Independent Power and Renewable Electricity Producers - 0.9%
AES Corp.	247,000	3,173,950

Insurance - 4.8%
Allstate Corp.	63,900	4,547,763
American International Group, Inc.	92,800	5,084,512
Assurant, Inc.	28,930	1,776,591

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	23,500	$ 1,350,310
Travelers Cos., Inc.	39,900	4,314,387

		17,073,563

Internet Software & Services - 1.0%
VeriSign, Inc. (A) (B)	55,300	3,703,441

IT Services - 3.1%
Computer Sciences Corp.	45,600	2,976,768
Western Union Co. (B)	208,900	4,347,209
Xerox Corp.	284,900	3,660,965

		10,984,942

Media - 1.3% (B)
Cablevision Systems Corp., Class A	120,800	2,210,640
News Corp., Class A (A)	162,100	2,595,221

		4,805,861

Metals & Mining - 0.7%
Alcoa, Inc.	199,600	2,578,832

Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	20,930	877,386

Multiline Retail - 2.4%
Kohl’s Corp. (B)	55,900	4,374,175
Macy’s, Inc.	64,600	4,193,186

		8,567,361

Oil, Gas & Consumable Fuels - 5.3%
Exxon Mobil Corp.	26,500	2,252,500
Marathon Petroleum Corp.	42,100	4,310,619
Phillips 66	43,200	3,395,520
Tesoro Corp.	47,790	4,362,749
Valero Energy Corp.	73,500	4,676,070

		18,997,458

Paper & Forest Products - 0.3%
International Paper Co.	18,200	1,009,918

Pharmaceuticals - 0.3%
Mylan NV (A)	17,600	1,044,560

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	86,410	3,344,931

Road & Rail - 0.7%
Union Pacific Corp.	23,400	2,534,454

Semiconductors & Semiconductor Equipment - 3.6%
Intel Corp.	187,500	5,863,125
LAM Research Corp.	50,500	3,546,868
Micron Technology, Inc. (A) (B)	124,500	3,377,685

		12,787,678

	Shares	Value
COMMON STOCKS (continued)
Software - 4.1%
CA, Inc.	27,600	$ 900,036
Check Point Software Technologies, Ltd., Class A (A)	21,700	1,778,749
Citrix Systems, Inc. (A)	62,400	3,985,488
Electronic Arts, Inc. (A)	66,000	3,881,790
Symantec Corp.	170,200	3,976,723

		14,522,786

Specialty Retail - 0.9%
Best Buy Co., Inc.	47,500	1,795,025
Lowe’s Cos., Inc.	21,300	1,584,507

		3,379,532

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	144,100	17,930,363
Western Digital Corp.	37,300	3,394,673

		21,325,036

Textiles, Apparel & Luxury Goods - 1.0%
Michael Kors Holdings, Ltd. (A) (B)	21,900	1,439,925
NIKE, Inc., Class B	21,800	2,187,194

		3,627,119

Tobacco - 2.7%
Altria Group, Inc.	89,100	4,456,782
Lorillard, Inc.	65,500	4,280,425
Philip Morris International, Inc.	11,100	836,163

		9,573,370

Total Common Stocks (Cost $278,153,593)		352,374,591

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	27,795,781	27,795,781

Total Securities Lending Collateral (Cost $27,795,781)		27,795,781

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $4,861,364 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/15/2040, and with a value of $4,959,572.	$ 4,861,362	4,861,362

Total Repurchase Agreement (Cost $4,861,362)		4,861,362

Total Investments (Cost $310,810,736) (D)		385,031,734
Net Other Assets (Liabilities) - (7.6)%		(27,164,202)

Net Assets - 100.0%		$ 357,867,532

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$352,374,591	$—	$—	$352,374,591
Securities Lending Collateral	27,795,781	—	—	27,795,781
Repurchase Agreement	—	4,861,362	—	4,861,362

Total Investments	$380,170,372	$4,861,362	$—	$385,031,734

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $27,188,080. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $310,810,736. Aggregate gross unrealized appreciation and depreciation for all securities is $81,234,964 and $7,013,966, respectively. Net unrealized appreciation for tax purposes is $74,220,998.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.0%
Boeing Co.	62,823	$ 9,428,476
Honeywell International, Inc.	64,522	6,730,290
TransDigm Group, Inc.	15,550	3,401,096

		19,559,862

Airlines - 0.3%
United Continental Holdings, Inc. (A)	42,440	2,854,090

Automobiles - 0.6%
Tesla Motors, Inc. (A) (B)	29,960	5,655,549

Beverages - 0.8%
Monster Beverage Corp. (A)	55,122	7,628,609

Biotechnology - 7.4% (A)
Alexion Pharmaceuticals, Inc.	34,659	6,006,405
Alkermes PLC	43,693	2,663,962
Biogen, Inc.	42,450	17,924,088
Celgene Corp.	125,162	14,428,675
Gilead Sciences, Inc.	119,656	11,741,843
Incyte Corp. (B)	52,573	4,818,841
Regeneron Pharmaceuticals, Inc., Class A	11,430	5,160,417
Vertex Pharmaceuticals, Inc.	75,124	8,862,378

		71,606,609

Capital Markets - 1.7%
Ameriprise Financial, Inc.	56,430	7,383,301
BlackRock, Inc., Class A	11,170	4,086,433
Morgan Stanley	139,198	4,967,977

		16,437,711

Chemicals - 1.9%
Dow Chemical Co.	114,260	5,482,195
Eastman Chemical Co.	53,420	3,699,869
Monsanto Co.	63,596	7,157,094
Sherwin-Williams Co.	7,973	2,268,318

		18,607,476

Communications Equipment - 0.4%
Cisco Systems, Inc.	129,087	3,553,120

Containers & Packaging - 0.6%
Crown Holdings, Inc. (A)	107,830	5,824,977

Diversified Financial Services - 0.5%
McGraw-Hill Financial, Inc.	50,629	5,235,039

Electrical Equipment - 0.3%
Eaton Corp. PLC	49,530	3,365,068

Energy Equipment & Services - 1.1%
Halliburton Co.	138,870	6,093,616
Schlumberger, Ltd.	57,480	4,796,131

		10,889,747

Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	119,153	18,051,084
CVS Health Corp.	79,215	8,175,780
Kroger Co.	65,299	5,005,821
Walgreens Boots Alliance, Inc.	92,610	7,842,215

		39,074,900

Food Products - 1.5%
Mead Johnson Nutrition Co., Class A	37,100	3,729,663
Mondelez International, Inc., Class A	305,397	11,021,778

		14,751,441

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	177,645	$ 8,230,293
Zimmer Holdings, Inc., Class A	28,070	3,298,786

		11,529,079

Health Care Providers & Services - 1.9%
Aetna, Inc.	47,390	5,048,457
Envision Healthcare Holdings, Inc. (A) (B)	81,592	3,129,053
McKesson Corp.	25,350	5,734,170
UnitedHealth Group, Inc.	36,730	4,344,792

		18,256,472

Health Care Technology - 0.6%
Cerner Corp. (A)	73,710	5,399,995

Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc., Class A (A)	6,990	4,547,274
Marriott International, Inc., Class A (B)	89,943	7,224,222
Starbucks Corp.	187,790	17,783,713

		29,555,209

Household Products - 0.7%
Colgate-Palmolive Co.	98,310	6,816,815

Insurance - 0.4%
Prudential Financial, Inc.	44,150	3,545,686

Internet & Catalog Retail - 5.3% (A)
Amazon.com, Inc.	59,998	22,325,256
Netflix, Inc.	17,714	7,381,247
Priceline Group, Inc.	14,150	16,472,722
TripAdvisor, Inc.	36,584	3,042,691
Vipshop Holdings, Ltd., ADR	59,499	1,751,651

		50,973,567

Internet Software & Services - 10.3%
Akamai Technologies, Inc. (A)	69,700	4,951,836
Alibaba Group Holding, Ltd., ADR (A)	100,791	8,389,843
Facebook, Inc., Class A (A)	312,883	25,723,676
Google, Inc., Class A (A)	30,108	16,700,908
Google, Inc., Class C (A)	29,857	16,361,636
LendingClub Corp. (A) (B)	19,809	389,247
LinkedIn Corp., Class A (A)	39,290	9,816,999
Tencent Holdings, Ltd.	400,449	7,608,513
Twitter, Inc. (A)	138,572	6,939,686
Zillow Group, Inc., Class A (A) (B)	27,510	2,759,253

		99,641,597

IT Services - 7.1%
Accenture PLC, Class A	64,970	6,087,039
Automatic Data Processing, Inc.	63,510	5,438,996
Cognizant Technology Solutions Corp., Class A (A)	89,760	5,600,127
FleetCor Technologies, Inc. (A)	40,046	6,043,742
Genpact, Ltd. (A)	200,220	4,655,115
Jack Henry & Associates, Inc.	65,010	4,543,549
Mastercard, Inc., Class A	279,894	24,180,043
Visa, Inc., Class A	187,968	12,294,987

		68,843,598

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	39,793	$ 7,387,172

Machinery - 1.1%
Illinois Tool Works, Inc., Class A	65,751	6,387,052
Middleby Corp. (A)	40,910	4,199,412

		10,586,464

Media - 2.4%
Time Warner, Inc.	56,573	4,777,024
Twenty-First Century Fox, Inc., Class A	236,475	8,002,314
Walt Disney Co.	101,508	10,647,174

		23,426,512

Multiline Retail - 0.8%
Dollar Tree, Inc. (A)	92,520	7,507,535

Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp., Class A	64,540	5,344,557
Concho Resources, Inc. (A)	49,991	5,794,957
EOG Resources, Inc.	105,618	9,684,114
Pioneer Natural Resources Co.	15,450	2,526,230

		23,349,858

Personal Products - 1.1%
Coty, Inc., Class A (A)	162,590	3,946,059
Estee Lauder Cos., Inc., Class A	84,340	7,013,715

		10,959,774

Pharmaceuticals - 6.5%
Actavis PLC (A)	73,131	21,765,248
Bristol-Myers Squibb Co.	315,996	20,381,742
Merck & Co., Inc.	66,092	3,798,968
Novo Nordisk A/S, ADR	183,803	9,813,242
Shire PLC, Class B, ADR	31,574	7,555,343

		63,314,543

Professional Services - 1.4%
Equifax, Inc.	51,460	4,785,780
Nielsen NV	103,536	4,614,599
Verisk Analytics, Inc., Class A (A)	52,240	3,729,936

		13,130,315

Real Estate Investment Trusts - 0.6%
American Tower Corp., Class A	59,737	5,624,239

Road & Rail - 2.4%
Canadian Pacific Railway, Ltd.	29,746	5,434,594
Hertz Global Holdings, Inc. (A) (B)	197,510	4,282,017
JB Hunt Transport Services, Inc. (B)	49,420	4,220,221
Norfolk Southern Corp.	29,420	3,027,906
Union Pacific Corp.	56,140	6,080,524

		23,045,262

Semiconductors & Semiconductor Equipment - 2.2%
ARM Holdings PLC, ADR (B)	128,320	6,326,176
Freescale Semiconductor, Ltd. (A) (B)	104,675	4,266,553
Micron Technology, Inc. (A) (B)	108,177	2,934,842
NXP Semiconductors NV (A)	29,465	2,957,107
Skyworks Solutions, Inc.	23,890	2,348,148
SunPower Corp., Class A (A) (B)	78,760	2,465,976

		21,298,802

Software - 7.4%
Activision Blizzard, Inc.	170,915	3,884,043
Adobe Systems, Inc. (A)	107,874	7,976,204
FireEye, Inc. (A) (B)	66,094	2,594,190

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	66,421	$ 6,440,180
Microsoft Corp.	312,221	12,693,345
Red Hat, Inc. (A)	96,234	7,289,725
salesforce.com, Inc. (A)	234,409	15,660,865
Solera Holdings, Inc.	50,750	2,621,745
Splunk, Inc. (A) (B)	77,246	4,572,963
VMware, Inc., Class A (A) (B)	37,600	3,083,576
Workday, Inc., Class A (A) (B)	61,295	5,173,911

		71,990,747

Specialty Retail - 6.1%
Advance Auto Parts, Inc.	44,657	6,684,706
Inditex SA	257,300	8,266,658
Lowe’s Cos., Inc.	137,373	10,219,178
Michaels Cos., Inc. (A)	125,270	3,389,806
O’Reilly Automotive, Inc. (A)	28,885	6,246,092
Ross Stores, Inc.	68,950	7,264,572
Tiffany & Co.	52,016	4,577,928
TJX Cos., Inc.	180,100	12,616,005

		59,264,945

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	501,909	62,452,537

Textiles, Apparel & Luxury Goods - 2.7%
NIKE, Inc., Class B	120,273	12,066,990
PVH Corp. (B)	51,450	5,482,512
Ralph Lauren Corp., Class A	16,120	2,119,780
Under Armour, Inc., Class A (A) (B)	79,155	6,391,766

		26,061,048

Tobacco - 0.8%
Altria Group, Inc.	158,800	7,943,176

Total Common Stocks (Cost $734,962,605)		956,949,145

INVESTMENT COMPANY - 0.4%
Capital Markets - 0.4%
iShares Russell 1000 Growth ETF (B)	34,100	3,373,172

Total Investment Company (Cost $3,387,099)		3,373,172

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	59,114,890	59,114,890

Total Securities Lending Collateral (Cost $59,114,890)		59,114,890

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $7,229,736 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $7,378,571.	$ 7,229,734	7,229,734

Total Repurchase Agreement (Cost $7,229,734)		7,229,734

Total Investments (Cost $804,694,328) (D)		1,026,666,941
Net Other Assets (Liabilities) - (6.1)%		(58,715,603)

Net Assets - 100.0%		$ 967,951,338

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$941,073,974	$15,875,171	$—	$956,949,145
Investment Company	3,373,172	—	—	3,373,172
Securities Lending Collateral	59,114,890	—	—	59,114,890
Repurchase Agreement	—	7,229,734	—	7,229,734

Total Investments	$1,003,562,036	$23,104,905	$—	$1,026,666,941

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $57,839,173. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $804,694,328. Aggregate gross unrealized appreciation and depreciation for all securities is $237,966,661 and $15,994,048, respectively. Net unrealized appreciation for tax purposes is $221,972,613.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Airlines - 0.6%
Copa Holdings SA, Class A (A)	57,300	$ 5,785,581

Banks - 4.6%
CIT Group, Inc.	145,500	6,564,960
Citizens Financial Group, Inc.	113,840	2,746,959
City National Corp.	36,852	3,282,776
Fifth Third Bancorp	316,760	5,970,926
First Republic Bank, Class A	156,953	8,960,447
Huntington Bancshares, Inc., Class A	145,823	1,611,344
M&T Bank Corp. (A)	47,368	6,015,736
SunTrust Banks, Inc.	130,720	5,371,285
Zions Bancorporation (A)	44,385	1,198,395

		41,722,828

Beverages - 0.9%
Constellation Brands, Inc., Class A (B)	34,913	4,057,240
Dr. Pepper Snapple Group, Inc.	51,502	4,041,877

		8,099,117

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	71,952	3,416,281

Capital Markets - 2.3%
Ameriprise Financial, Inc.	45,211	5,915,407
Invesco, Ltd.	108,085	4,289,894
Legg Mason, Inc.	47,279	2,609,801
Northern Trust Corp.	39,164	2,727,772
T. Rowe Price Group, Inc.	63,955	5,179,076

		20,721,950

Chemicals - 1.5%
Airgas, Inc. (A)	50,226	5,329,481
Albemarle Corp.	58,887	3,111,589
Sherwin-Williams Co.	14,688	4,178,736
Sigma-Aldrich Corp.	9,865	1,363,836

		13,983,642

Commercial Services & Supplies - 0.9%
ADT Corp. (A)	190,300	7,901,256

Communications Equipment - 1.7% (B)
ARRIS Group, Inc.	172,300	4,978,609
CommScope Holding Co., Inc.	91,939	2,623,939
EchoStar Corp., Class A	153,924	7,960,949

		15,563,497

Consumer Finance - 0.9%
Ally Financial, Inc. (B)	162,771	3,414,936
Navient Corp.	218,100	4,433,973

		7,848,909

Containers & Packaging - 2.9%
Ball Corp.	51,162	3,614,084
Bemis Co., Inc.	119,400	5,529,414
Rexam, PLC, ADR (A)	218,588	9,373,053
Rock-Tenn Co., Class A	47,792	3,082,584
Silgan Holdings, Inc.	78,807	4,581,051

		26,180,186

Diversified Consumer Services - 0.8%
H&R Block, Inc.	240,900	7,725,663

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 4.5%
Edison International	64,664	$ 4,039,560
PPL Corp.	474,400	15,968,304
Westar Energy, Inc., Class A (A)	315,584	12,232,036
Xcel Energy, Inc.	251,564	8,756,943

		40,996,843

Electrical Equipment - 2.7%
AMETEK, Inc., Class A	79,217	4,162,061
Babcock & Wilcox Co.	359,100	11,523,519
Hubbell, Inc., Class B	46,261	5,071,131
Regal Beloit Corp.	44,594	3,563,952

		24,320,663

Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	77,992	4,596,069
Arrow Electronics, Inc. (B)	114,193	6,982,902
CDW Corp.	91,300	3,400,012

		14,978,983

Energy Equipment & Services - 0.4%
Nabors Industries, Ltd.	277,400	3,786,510

Food & Staples Retailing - 1.8%
Kroger Co.	84,496	6,477,463
Rite Aid Corp. (B)	513,149	4,459,265
Sysco Corp.	144,500	5,451,985

		16,388,713

Food Products - 2.5%
ConAgra Foods, Inc.	202,700	7,404,631
Hershey Co.	40,752	4,112,284
Kellogg Co.	140,800	9,285,760
McCormick & Co., Inc. (A)	29,700	2,290,167

		23,092,842

Gas Utilities - 1.0%
National Fuel Gas Co. (A)	45,682	2,755,995
Questar Corp.	258,200	6,160,652

		8,916,647

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.	6,169	885,807

Health Care Providers & Services - 5.9%
AmerisourceBergen Corp., Class A	54,762	6,224,796
Brookdale Senior Living, Inc., Class A (A) (B)	105,167	3,971,106
Cardinal Health, Inc.	37,200	3,358,044
Catamaran Corp. (B)	136,800	8,145,072
Cigna Corp.	65,786	8,515,340
Community Health Systems, Inc. (A) (B)	65,190	3,408,133
Henry Schein, Inc. (B)	19,916	2,780,672
Humana, Inc., Class A	37,401	6,658,126
Laboratory Corp. of America Holdings (B)	47,300	5,964,057
MEDNAX, Inc. (B)	62,800	4,553,628

		53,578,974

Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc., Class A (A)	23,902	1,919,809
Starwood Hotels & Resorts Worldwide, Inc.	48,844	4,078,474

		5,998,283

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.4% (B)
Jarden Corp.	106,664	$ 5,642,526
Mohawk Industries, Inc.	37,744	7,010,948

		12,653,474

Household Products - 0.5%
Energizer Holdings, Inc.	35,430	4,891,111

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	54,330	5,032,588

Insurance - 10.9%
Alleghany Corp. (B)	26,812	13,057,444
Allstate Corp.	125,500	8,931,835
Assured Guaranty, Ltd.	218,400	5,763,576
Chubb Corp., Class A	34,729	3,511,102
Fairfax Financial Holdings, Ltd.	18,900	10,557,729
Hartford Financial Services Group, Inc.	117,302	4,905,570
HCC Insurance Holdings, Inc.	121,000	6,857,070
Loews Corp.	404,329	16,508,753
Marsh & McLennan Cos., Inc.	101,221	5,677,486
Old Republic International Corp.	128,890	1,925,617
Progressive Corp.	417,534	11,356,925
Unum Group	116,667	3,935,178
WR Berkley Corp.	44,620	2,253,756
XL Group PLC, Class A (A)	123,762	4,554,441

		99,796,482

Internet & Catalog Retail - 0.8%
Expedia, Inc. (A)	75,211	7,079,611

Internet Software & Services - 0.9%
Equinix, Inc. (A)	25,754	5,996,819
IAC/InterActiveCorp	36,700	2,476,149

		8,472,968

IT Services - 4.6%
Amdocs, Ltd.	152,000	8,268,800
Computer Sciences Corp.	102,700	6,704,256
DST Systems, Inc.	42,000	4,649,820
Jack Henry & Associates, Inc.	103,748	7,250,948
Total System Services, Inc.	206,200	7,866,530
Western Union Co. (A)	341,900	7,114,939

		41,855,293

Leisure Products - 0.2%
Brunswick Corp., Class B	42,200	2,171,190

Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc., Class A (B)	73,444	9,928,160

Machinery - 1.2%
IDEX Corp.	63,757	4,834,693
Rexnord Corp. (B)	80,751	2,155,244
Snap-on, Inc.	28,850	4,242,681

		11,232,618

Media - 6.0%
AMC Networks, Inc., Class A (A) (B)	107,700	8,254,128
Cablevision Systems Corp., Class A (A)	400,100	7,321,830
CBS Corp., Class B	52,442	3,179,558
Clear Channel Outdoor Holdings, Inc., Class A	93,423	945,441
Discovery Communications, Inc., Class C (B)	113,600	3,348,360
DISH Network Corp., Class A (B)	67,353	4,718,751
Gannett Co., Inc.	129,063	4,785,656

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp., Class C (B)	204,900	$ 7,827,180
News Corp., Class B (B)	279,700	4,438,839
Shaw Communications, Inc., Class B (A)	368,000	8,254,240
Time, Inc.	81,143	1,820,849

		54,894,832

Multi-Utilities - 5.4%
Alliant Energy Corp.	108,700	6,848,100
CenterPoint Energy, Inc.	222,029	4,531,612
CMS Energy Corp.	473,186	16,518,923
NiSource, Inc., Class B	42,611	1,881,702
Sempra Energy	42,305	4,612,091
Wisconsin Energy Corp. (A)	303,784	15,037,308

		49,429,736

Multiline Retail - 1.4%
Kohl’s Corp. (A)	117,340	9,181,855
Nordstrom, Inc.	42,823	3,439,543

		12,621,398

Oil, Gas & Consumable Fuels - 2.8%
Energen Corp.	96,696	6,381,936
EQT Corp.	51,050	4,230,514
Marathon Petroleum Corp.	21,900	2,242,341
PBF Energy, Inc., Class A	61,919	2,100,292
QEP Resources, Inc.	87,539	1,825,188
Southwestern Energy Co. (A) (B)	196,189	4,549,623
Valero Energy Corp.	73,400	4,669,708

		25,999,602

Professional Services - 0.5%
Equifax, Inc.	49,372	4,591,596

Real Estate Investment Trusts - 6.0%
American Campus Communities, Inc.	77,856	3,337,687
Annaly Capital Management, Inc.	1,489,000	15,485,600
AvalonBay Communities, Inc.	26,817	4,672,862
Boston Properties, Inc.	17,841	2,506,304
Brixmor Property Group, Inc.	119,569	3,174,557
General Growth Properties, Inc.	140,226	4,143,678
Kimco Realty Corp.	185,713	4,986,394
Outfront Media, Inc.	75,314	2,253,395
Rayonier, Inc. (A)	87,844	2,368,274
Regency Centers Corp.	48,560	3,304,022
Vornado Realty Trust, Class A	45,432	5,088,384
Weyerhaeuser Co.	104,791	3,473,822

		54,794,979

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc., Class A	78,673	4,956,399
KLA-Tencor Corp.	31,790	1,853,039
Micron Technology, Inc. (B)	175,400	4,758,602
NVIDIA Corp.	211,300	4,421,453
Xilinx, Inc.	116,411	4,924,185

		20,913,678

Software - 1.9%
CA, Inc.	177,900	5,801,319
Citrix Systems, Inc. (B)	56,200	3,589,494
Synopsys, Inc. (B)	168,429	7,801,631

		17,192,444

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.5%
Abercrombie & Fitch Co., Class A (A)	216,000	$ 4,760,640
AutoZone, Inc. (B)	7,265	4,955,892
Bed Bath & Beyond, Inc. (A) (B)	76,402	5,865,763
Best Buy Co., Inc.	154,159	5,825,669
Gap, Inc., Class A (A)	139,026	6,023,997
Tiffany & Co.	55,365	4,872,674

		32,304,635

Technology Hardware, Storage & Peripherals - 1.6%
NetApp, Inc.	251,200	8,907,552
Western Digital Corp.	60,500	5,506,105

		14,413,657

Textiles, Apparel & Luxury Goods - 1.1%
Fossil Group, Inc. (A) (B)	54,000	4,452,300
PVH Corp. (A)	35,010	3,730,666
VF Corp.	29,233	2,201,537

		10,384,503

Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	176,821	1,853,084
Ocwen Financial Corp., Class B (A) (B)	253,151	2,088,496

		3,941,580

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A (A)	59,458	4,292,868

Water Utilities - 1.1%
American Water Works Co., Inc.	193,100	10,467,951

Total Common Stocks (Cost $705,022,971)		871,250,129

SECURITIES LENDING COLLATERAL - 12.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	115,351,537	115,351,537

Total Securities Lending Collateral (Cost $115,351,537)		115,351,537

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $37,769,489 on 04/01/2015. Collateralized by U.S. Government Agency Obligations, 3.50%, due 09/15/2040 - 10/15/2040, and with a total value of $38,527,483.	$ 37,769,478	37,769,478

Total Repurchase Agreement (Cost $37,769,478)		37,769,478

Total Investments (Cost $858,143,986) (D)		1,024,371,144
Net Other Assets (Liabilities) - (12.0)%		(109,968,902)

Net Assets - 100.0%		$ 914,402,242

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$871,250,129	$—	$—	$871,250,129
Securities Lending Collateral	115,351,537	—	—	115,351,537
Repurchase Agreement	—	37,769,478	—	37,769,478

Total Investments	$986,601,666	$37,769,478	$—	$1,024,371,144

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $112,777,671. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $858,143,986. Aggregate gross unrealized appreciation and depreciation for all securities is $183,576,114 and $17,348,956, respectively. Net unrealized appreciation for tax purposes is $166,227,158.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2015 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Auto Components - 3.1%
BorgWarner, Inc. (A)	67,415	$ 4,077,259

Banks - 4.6% (A)
Comerica, Inc., Class A	62,164	2,805,461
First Republic Bank, Class A	58,445	3,336,625

		6,142,086

Chemicals - 4.7%
Methanex Corp.	62,695	3,358,571
RPM International, Inc. (A)	61,475	2,950,185

		6,308,756

Commercial Services & Supplies - 2.4%
Stericycle, Inc. (A) (B)	22,793	3,200,821

Communications Equipment - 2.7%
F5 Networks, Inc., Class B (A) (B)	30,818	3,542,221

Construction Materials - 3.2%
Eagle Materials, Inc.	51,196	4,277,938

Electronic Equipment, Instruments & Components - 2.0%
Trimble Navigation, Ltd. (A) (B)	103,489	2,607,923

Food & Staples Retailing - 2.8%
Rite Aid Corp. (A) (B)	430,723	3,742,983

Food Products - 2.5%
WhiteWave Foods Co., Class A (A) (B)	74,852	3,318,938

Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (A) (B)	52,575	2,827,746

Health Care Providers & Services - 8.0%
Brookdale Senior Living, Inc., Class A (A) (B)	103,017	3,889,922
Cardinal Health, Inc.	42,849	3,867,979
Universal Health Services, Inc., Class B	24,125	2,839,754

		10,597,655

Household Durables - 4.0%
Mohawk Industries, Inc. (B)	15,301	2,842,161
Whirlpool Corp. (A)	11,995	2,423,709

		5,265,870

Insurance - 3.9%
Hartford Financial Services Group, Inc. (A)	125,763	5,259,409

Internet Software & Services - 2.0%
IAC/InterActiveCorp	39,350	2,654,944

Machinery - 2.2%
WABCO Holdings, Inc. (A) (B)	23,891	2,935,726

Media - 3.3%
Lions Gate Entertainment Corp. (A)	128,042	4,343,185

Oil, Gas & Consumable Fuels - 4.0%
EQT Corp. (A)	64,172	5,317,934

Pharmaceuticals - 3.0%
Mylan NV (A) (B)	67,973	4,034,198

Professional Services - 6.5% (A)
Equifax, Inc.	46,632	4,336,776
Towers Watson & Co., Class A	32,606	4,310,024

		8,646,800

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 5.0%
Genesee & Wyoming, Inc., Class A (A) (B)	34,133	$ 3,291,786
Ryder System, Inc., Class A	34,929	3,314,413

		6,606,199

Semiconductors & Semiconductor Equipment - 5.6%
Broadcom Corp., Class A	65,858	2,851,322
KLA-Tencor Corp. (A)	47,012	2,740,330
Synaptics, Inc. (A) (B)	22,990	1,869,202

		7,460,854

Software - 6.1% (B)
Fortinet, Inc.	124,080	4,336,596
PTC, Inc.	104,525	3,780,669

		8,117,265

Specialty Retail - 10.5%
Dick’s Sporting Goods, Inc.	51,698	2,946,269
Signet Jewelers, Ltd.	28,219	3,916,515
Ulta Salon Cosmetics & Fragrance, Inc. (B)	24,382	3,678,025
Williams-Sonoma, Inc., Class A	42,417	3,381,059

		13,921,868

Textiles, Apparel & Luxury Goods - 2.1%
Under Armour, Inc., Class A (A) (B)	34,177	2,759,793

Trading Companies & Distributors - 3.1%
Air Lease Corp., Class A (A)	109,911	4,148,041

Total Common Stocks (Cost $110,668,067)		132,116,412

SECURITIES LENDING COLLATERAL - 25.1%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	33,300,941	33,300,941

Total Securities Lending Collateral (Cost $33,300,941)		33,300,941

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $783,135 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $801,208.	$ 783,135	783,135

Total Repurchase Agreement (Cost $783,135)		783,135

Total Investments (Cost $144,752,143) (D)		166,200,488
Net Other Assets (Liabilities) - (25.1)%		(33,322,928)

Net Assets - 100.0%		$ 132,877,560

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$132,116,412	$—	$—	$132,116,412
Securities Lending Collateral	33,300,941	—	—	33,300,941
Repurchase Agreement	—	783,135	—	783,135

Total Investments	$165,417,353	$783,135	$—	$166,200,488

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $32,569,470. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $144,752,143. Aggregate gross unrealized appreciation and depreciation for all securities is $22,453,318 and $1,004,973, respectively. Net unrealized appreciation for tax purposes is $21,448,345.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 2.0%
Cubic Corp.	31,701	$ 1,641,161

Air Freight & Logistics - 1.1%
UTi Worldwide, Inc. (A) (B)	69,600	856,080

Banks - 10.4%
First Busey Corp., Class B (A)	101,130	676,560
First Midwest Bancorp, Inc.	72,500	1,259,325
First Niagara Financial Group, Inc. (A)	81,810	723,200
Flushing Financial Corp., Class A (A)	35,833	719,168
Hancock Holding Co. (A)	27,400	818,164
International Bancshares Corp. (A)	55,300	1,439,459
MB Financial, Inc. (A)	31,180	976,246
Webster Financial Corp. (A)	47,400	1,756,170

		8,368,292

Beverages - 1.2%
C&C Group PLC	230,272	944,594

Capital Markets - 0.9%
Solar Capital, Ltd. (A)	34,840	705,162

Chemicals - 4.7%
Innospec, Inc.	20,100	932,439
Koppers Holdings, Inc. (A)	26,300	517,584
Sensient Technologies Corp.	20,900	1,439,592
Zep, Inc.	54,700	931,541

		3,821,156

Commercial Services & Supplies - 9.7%
ACCO Brands Corp. (B)	127,100	1,056,201
G&K Services, Inc., Class A (A)	28,200	2,045,346
Matthews International Corp., Class A (A)	25,300	1,303,203
SP Plus Corp. (A) (B)	50,400	1,101,240
Steelcase, Inc., Class A	38,400	727,296
United Stationers, Inc. (A)	38,230	1,567,048

		7,800,334

Containers & Packaging - 1.0%
Greif, Inc., Class A (A)	19,800	777,546

Electronic Equipment, Instruments & Components - 6.3%
Belden, Inc. (A)	32,100	3,003,276
Coherent, Inc. (B)	12,810	832,137
ScanSource, Inc. (B)	30,800	1,252,020

		5,087,433

Energy Equipment & Services - 2.2% (A)
Era Group, Inc. (B)	30,790	641,664
SEACOR Holdings, Inc. (B)	14,630	1,019,272
Tesco Corp., Class B	12,700	144,399

		1,805,335

Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc. (A)	11,000	991,100

Food Products - 2.3%
Cranswick PLC	39,037	795,069
Post Holdings, Inc. (A) (B)	22,920	1,073,573

		1,868,642

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 2.9%
Laclede Group, Inc. (A)	17,300	$ 886,106
New Jersey Resources Corp.	18,900	587,034
WGL Holdings, Inc. (A)	15,500	874,200

		2,347,340

Health Care Equipment & Supplies - 4.8%
Haemonetics Corp. (A) (B)	23,500	1,055,620
ICU Medical, Inc., Class B (B)	15,700	1,462,298
STERIS Corp. (A)	19,400	1,363,238

		3,881,156

Health Care Providers & Services - 1.7% (B)
Amsurg Corp., Class A (A)	16,400	1,008,928
Corvel Corp.	10,800	371,628

		1,380,556

Health Care Technology - 2.2% (A) (B)
Allscripts Healthcare Solutions, Inc.	81,600	975,936
MedAssets, Inc.	40,800	767,856

		1,743,792

Hotels, Restaurants & Leisure - 0.1%
International Speedway Corp., Class A (A)	1,490	48,589

Household Durables - 2.7%
Helen of Troy, Ltd. (B)	26,625	2,169,671

Insurance - 2.3%
AMERISAFE, Inc.	14,200	656,750
Primerica, Inc.	24,300	1,236,870

		1,893,620

IT Services - 2.5%
Forrester Research, Inc. (A)	29,320	1,078,390
MAXIMUS, Inc., Class A	14,400	961,344

		2,039,734

Life Sciences Tools & Services - 3.0% (B)
Charles River Laboratories International, Inc.	20,800	1,649,232
ICON PLC	11,400	804,042

		2,453,274

Machinery - 7.2%
Albany International Corp., Class A (A)	41,200	1,637,700
CIRCOR International, Inc.	7,700	421,190
ESCO Technologies, Inc.	28,000	1,091,440
Luxfer Holdings PLC, ADR	35,100	469,287
Mueller Industries, Inc.	60,300	2,178,639

		5,798,256

Multiline Retail - 1.5%
Fred’s, Inc., Class A (A)	69,400	1,186,046

Oil, Gas & Consumable Fuels - 3.7% (A)
Dorian LPG, Ltd. (B)	44,170	575,535
RSP Permian, Inc. (B)	39,100	984,929
Scorpio Tankers, Inc.	149,200	1,405,464

		2,965,928

Paper & Forest Products - 1.3%
Deltic Timber Corp. (A)	15,840	1,049,400

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.0%
Phibro Animal Health Corp., Class A (A)	23,500	$ 832,135

Professional Services - 2.2% (B)
FTI Consulting, Inc. (A)	28,900	1,082,594
Mistras Group, Inc.	34,111	656,978

		1,739,572

Real Estate Investment Trusts - 3.0%
DiamondRock Hospitality Co. (A)	54,530	770,509
Education Realty Trust, Inc. (A)	24,499	866,775
Summit Hotel Properties, Inc.	56,850	799,879

		2,437,163

Semiconductors & Semiconductor Equipment - 1.1%
Micrel, Inc. (A)	58,397	880,627

Software - 0.3%
Verint Systems, Inc. (B)	3,870	239,669

Specialty Retail - 4.3%
Ascena Retail Group, Inc., Class B (A) (B)	79,700	1,156,447
Cato Corp., Class A	27,920	1,105,632
Stage Stores, Inc.	52,200	1,196,424

		3,458,503

Technology Hardware, Storage & Peripherals - 1.6%
Diebold, Inc. (A)	36,500	1,294,290

Thrifts & Mortgage Finance - 1.3%
Northwest Bancshares, Inc.	92,000	1,090,200

Trading Companies & Distributors - 1.8%
GATX Corp. (A)	25,300	1,466,894

Total Common Stocks (Cost $52,800,175)		77,063,250

SECURITIES LENDING COLLATERAL - 27.6%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	22,221,667	22,221,667

Total Securities Lending Collateral (Cost $22,221,667)		22,221,667

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $3,723,869 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/15/2040, and with a value of $3,800,577.	$ 3,723,868	3,723,868

Total Repurchase Agreement (Cost $3,723,868)		3,723,868

Total Investments (Cost $78,745,710) (D)		103,008,785
Net Other Assets (Liabilities) - (27.7)%		(22,331,587)

Net Assets - 100.0%		$ 80,677,198

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$75,323,587	$1,739,663	$—	$77,063,250
Securities Lending Collateral	22,221,667	—	—	22,221,667
Repurchase Agreement	—	3,723,868	—	3,723,868

Total Investments	$97,545,254	$5,463,531	$—	$103,008,785

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $21,658,563. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $78,745,710. Aggregate gross unrealized appreciation and depreciation for all securities is $25,414,447 and $1,151,372, respectively. Net unrealized appreciation for tax purposes is $24,263,075.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 1.8%
AAR Corp.	38,801	$ 1,191,191
Curtiss-Wright Corp.	15,230	1,126,106
Ducommun, Inc. (A)	39,680	1,027,712
Moog, Inc., Class A (A)	14,250	1,069,462
Triumph Group, Inc.	16,615	992,248

		5,406,719

Auto Components - 0.8%
Cooper Tire & Rubber Co.	30,385	1,301,694
Dana Holding Corp. (B)	48,540	1,027,106

		2,328,800

Banks - 4.9%
Banner Corp.	25,060	1,150,254
Cathay General Bancorp	41,910	1,192,339
Chemical Financial Corp.	35,675	1,118,768
Customers Bancorp, Inc. (A)	48,780	1,188,281
CVB Financial Corp. (B)	69,570	1,108,946
Eagle Bancorp, Inc. (A)	31,380	1,204,992
First Merchants Corp.	47,165	1,110,264
First NBC Bank Holding Co. (A)	29,780	982,144
National Penn Bancshares, Inc.	102,375	1,102,579
OFG Bancorp	63,910	1,043,011
Pinnacle Financial Partners, Inc.	26,895	1,195,752
Talmer Bancorp, Inc., Class A	79,710	1,220,759
Western Alliance Bancorp (A)	41,185	1,220,723

		14,838,812

Biotechnology - 0.3%
Myriad Genetics, Inc. (A) (B)	28,241	999,731

Building Products - 0.7%
Quanex Building Products Corp.	54,935	1,084,417
Universal Forest Products, Inc. (B)	20,920	1,160,642

		2,245,059

Capital Markets - 1.0%
Janus Capital Group, Inc. (B)	63,418	1,090,156
Manning & Napier, Inc., Class A	87,125	1,133,496
Piper Jaffray Cos. (A)	18,265	958,182

		3,181,834

Chemicals - 2.1%
A. Schulman, Inc.	26,801	1,291,808
Cabot Corp. (B)	22,685	1,020,825
FutureFuel Corp.	88,880	912,798
Innophos Holdings, Inc.	17,065	961,783
OM Group, Inc.	37,070	1,113,212
Stepan Co.	24,135	1,005,464

		6,305,890

Commercial Services & Supplies - 2.9%
ACCO Brands Corp. (A)	121,755	1,011,784
Brady Corp., Class A	38,685	1,094,399
Brink’s Co. (B)	44,235	1,222,213
Kimball International, Inc., Class B	118,949	1,246,586
R.R. Donnelley & Sons Co. (B)	64,450	1,236,795
Tetra Tech, Inc.	41,930	1,007,159

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
United Stationers, Inc. (B)	25,115	$ 1,029,464
Viad Corp.	36,875	1,025,862

		8,874,262

Communications Equipment - 3.0%
ARRIS Group, Inc. (A)	35,375	1,022,161
Black Box Corp.	46,410	971,361
Brocade Communications Systems, Inc.	89,701	1,064,302
Comtech Telecommunications Corp.	28,664	829,823
Harmonic, Inc. (A)	151,608	1,123,415
InterDigital, Inc. (B)	20,415	1,035,857
NETGEAR, Inc. (A)	30,285	995,771
Polycom, Inc. (A)	80,977	1,085,092
Sierra Wireless, Inc. (A) (B)	28,825	953,819

		9,081,601

Construction & Engineering - 1.9%
Aegion Corp., Class A (A) (B)	57,520	1,038,236
Argan, Inc.	33,930	1,227,248
EMCOR Group, Inc.	25,200	1,171,044
MYR Group, Inc. (A)	40,740	1,276,792
Tutor Perini Corp. (A)	41,065	958,868

		5,672,188

Consumer Finance - 0.7%
Ezcorp, Inc., Class A (A) (B)	104,150	950,890
Nelnet, Inc., Class A	23,345	1,104,685

		2,055,575

Containers & Packaging - 0.7%
Greif, Inc., Class A (B)	24,390	957,795
Sonoco Products Co.	23,209	1,055,081

		2,012,876

Diversified Consumer Services - 2.7%
American Public Education, Inc. (A)	30,990	929,080
Apollo Education Group, Inc., Class A (A)	40,097	758,635
Capella Education Co.	15,153	983,127
DeVry Education Group, Inc.	29,436	981,985
K12, Inc. (A)	62,467	981,981
Regis Corp. (A)	61,655	1,008,676
Steiner Leisure, Ltd., Class A (A)	23,755	1,125,987
Strayer Education, Inc. (A)	17,574	938,627
Weight Watchers International, Inc., Class A (A) (B)	60,555	423,280

		8,131,378

Diversified Financial Services - 0.4%
Gain Capital Holdings, Inc., Class A (B)	123,435	1,205,960

Diversified Telecommunication Services - 0.6%
Inteliquent, Inc.	57,840	910,402
magicJack VocalTec, Ltd. (A) (B)	138,140	944,877

		1,855,279

Electric Utilities - 1.0%
IDACORP, Inc. (B)	16,990	1,068,161
UIL Holdings Corp.	22,275	1,145,380
Unitil Corp.	28,315	984,513

		3,198,054

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.8%
General Cable Corp. (B)	75,635	$ 1,303,191
Regal Beloit Corp.	14,635	1,169,629

		2,472,820

Electronic Equipment, Instruments & Components - 3.9%
AVX Corp.	78,150	1,115,200
Benchmark Electronics, Inc. (A)	43,530	1,046,026
Celestica, Inc. (A)	91,610	1,017,787
Checkpoint Systems, Inc.	76,705	829,948
DTS, Inc. (A)	33,795	1,151,396
II-VI, Inc. (A)	62,505	1,153,842
Itron, Inc. (A) (B)	27,265	995,445
Methode Electronics, Inc.	29,525	1,388,856
Rogers Corp. (A)	13,955	1,147,241
Sanmina Corp. (A)	42,450	1,026,866
Tech Data Corp. (A)	18,450	1,065,856

		11,938,463

Energy Equipment & Services - 2.6%
Forum Energy Technologies, Inc. (A)	57,820	1,133,272
Gulfmark Offshore, Inc., Class A (B)	65,420	853,077
Helix Energy Solutions Group, Inc., Class A (A)	67,925	1,016,158
Hornbeck Offshore Services, Inc. (A) (B)	51,260	964,201
Nabors Industries, Ltd.	79,885	1,090,430
Superior Energy Services, Inc.	51,470	1,149,840
Tidewater, Inc. (B)	36,850	705,309
Unit Corp. (A)	35,250	986,295

		7,898,582

Food & Staples Retailing - 0.7%
Andersons, Inc.	22,165	916,966
SUPERVALU, Inc. (A)	106,440	1,237,897

		2,154,863

Food Products - 1.0%
Cal-Maine Foods, Inc. (B)	29,460	1,150,707
Lancaster Colony Corp.	11,105	1,056,863
Sanderson Farms, Inc. (B)	11,960	952,614

		3,160,184

Gas Utilities - 0.4%
Southwest Gas Corp.	18,805	1,093,887

Health Care Equipment & Supplies - 4.7%
Alere, Inc. (A)	24,485	1,197,317
Analogic Corp. (B)	12,105	1,100,345
CONMED Corp.	22,205	1,121,130
Cyberonics, Inc. (A)	18,285	1,187,062
Greatbatch, Inc. (A)	21,520	1,244,932
Hill-Rom Holdings, Inc.	21,577	1,057,273
ICU Medical, Inc., Class B (A)	12,170	1,133,514
Meridian Bioscience, Inc. (B)	55,845	1,065,523
Natus Medical, Inc. (A)	28,405	1,121,145
NuVasive, Inc. (A) (B)	21,876	1,006,077
OraSure Technologies, Inc. (A)	137,760	900,950
STERIS Corp.	16,120	1,132,752
Thoratec Corp. (A) (B)	28,655	1,200,358

		14,468,378

Health Care Providers & Services - 6.2%
Alliance HealthCare Services, Inc. (A)	47,075	1,044,124
Almost Family, Inc. (A)	33,400	1,493,314
Amsurg Corp., Class A (A) (B)	19,260	1,184,875

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Chemed Corp. (B)	9,977	$ 1,191,254
Health Net, Inc. (A)	18,970	1,147,495
HealthSouth Corp. (B)	25,090	1,112,992
IPC Healthcare, Inc. (A) (B)	24,225	1,129,854
Kindred Healthcare, Inc.	53,635	1,275,977
Landauer, Inc. (B)	30,495	1,071,594
LifePoint Hospitals, Inc. (A)	15,510	1,139,210
Magellan Health, Inc. (A)	17,125	1,212,792
Molina Healthcare, Inc. (A)	17,380	1,169,500
Providence Service Corp. (A)	27,671	1,469,884
Select Medical Holdings Corp.	73,490	1,089,857
Triple-S Management Corp., Class B (A)	58,572	1,164,411
VCA, Inc. (A)	20,795	1,139,982

		19,037,115

Health Care Technology - 1.6%
Computer Programs & Systems, Inc. (B)	17,815	966,642
HMS Holdings Corp. (A) (B)	56,515	873,157
MedAssets, Inc. (A)	48,084	904,941
Merge Healthcare, Inc. (A)	241,620	1,080,041
Quality Systems, Inc. (B)	64,130	1,024,797

		4,849,578

Hotels, Restaurants & Leisure - 0.7%
Marriott Vacations Worldwide Corp.	13,730	1,112,816
Ruby Tuesday, Inc. (A)	169,255	1,017,223

		2,130,039

Household Durables - 0.8% (A)
Universal Electronics, Inc.	16,260	917,715
ZAGG, Inc.	167,605	1,453,135

		2,370,850

Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.	385,245	1,082,538

Insurance - 2.6%
Argo Group International Holdings, Ltd.	22,022	1,104,403
Aspen Insurance Holdings, Ltd.	24,460	1,155,246
Hanover Insurance Group, Inc. (B)	14,805	1,074,547
Maiden Holdings, Ltd. (B)	81,040	1,201,823
Montpelier RE Holdings, Ltd. (B)	29,720	1,142,437
Navigators Group, Inc. (A)	14,745	1,147,751
Selective Insurance Group, Inc.	38,960	1,131,788

		7,957,995

Internet & Catalog Retail - 0.7% (B)
Nutrisystem, Inc.	55,225	1,103,395
PetMed Express, Inc.	63,730	1,052,820

		2,156,215

Internet Software & Services - 1.8%
Blucora, Inc. (A)	81,025	1,106,802
Dice Holdings, Inc. (A)	125,440	1,118,925
Liquidity Services, Inc. (A) (B)	109,875	1,085,565
Marchex, Inc., Class B	262,880	1,072,550
Monster Worldwide, Inc. (A) (B)	180,310	1,143,165

		5,527,007

IT Services - 3.4%
Convergys Corp. (B)	50,215	1,148,417
CSG Systems International, Inc. (B)	37,933	1,152,784
DST Systems, Inc.	10,815	1,197,329
Euronet Worldwide, Inc. (A)	20,735	1,218,181
ExlService Holdings, Inc. (A)	33,995	1,264,614

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Leidos Holdings, Inc. (B)	24,725	$ 1,037,461
ManTech International Corp., Class A	32,850	1,114,929
NET 1 UEPS Technologies, Inc. (A)	87,645	1,198,984
Sykes Enterprises, Inc. (A)	43,773	1,087,759

		10,420,458

Life Sciences Tools & Services - 2.7% (A)
Affymetrix, Inc. (B)	95,070	1,194,079
Bio-Rad Laboratories, Inc., Class A	8,795	1,188,908
Bruker Corp. (B)	54,425	1,005,230
Cambrex Corp.	32,180	1,275,293
Charles River Laboratories International, Inc.	15,300	1,213,137
ICON PLC	18,375	1,295,989
PAREXEL International Corp. (B)	17,100	1,179,729

		8,352,365

Machinery - 4.1%
Actuant Corp., Class A	43,730	1,038,150
Blount International, Inc. (A)	64,635	832,499
Briggs & Stratton Corp. (B)	53,005	1,088,723
ESCO Technologies, Inc.	28,100	1,095,338
Federal Signal Corp.	67,635	1,067,957
Greenbrier Cos., Inc. (B)	19,980	1,158,840
Hyster-Yale Materials Handling, Inc.	15,800	1,157,982
Kennametal, Inc. (B)	30,500	1,027,545
Meritor, Inc. (A)	68,555	864,478
SPX Corp.	12,340	1,047,666
Terex Corp. (B)	39,545	1,051,501
Watts Water Technologies, Inc., Class A	17,725	975,407

		12,406,086

Media - 0.3%
Harte-Hanks, Inc.	136,210	1,062,438

Metals & Mining - 3.0%
Cliffs Natural Resources, Inc. (B)	155,180	746,416
Commercial Metals Co.	70,314	1,138,384
Dominion Diamond Corp. (A)	60,525	1,034,372
Kaiser Aluminum Corp. (B)	14,015	1,077,613
Materion Corp.	28,145	1,081,612
Schnitzer Steel Industries, Inc., Class A (B)	61,900	981,734
Steel Dynamics, Inc.	59,680	1,199,568
Thompson Creek Metals Co., Inc. (A)	670,840	885,509
U.S. Steel Corp. (B)	46,803	1,141,993

		9,287,201

Multiline Retail - 0.4%
Big Lots, Inc. (B)	22,450	1,078,274

Oil, Gas & Consumable Fuels - 3.7%
Alpha Natural Resources, Inc. (A) (B)	760,600	760,524
Arch Coal, Inc. (A) (B)	806,010	805,929
Cloud Peak Energy, Inc. (A) (B)	131,715	766,581
Gran Tierra Energy, Inc. (A)	428,410	1,169,559
Green Plains, Inc. (B)	47,645	1,360,265
Hugoton Royalty Trust	131,025	765,186
Newfield Exploration Co. (A)	36,755	1,289,733
Pacific Ethanol, Inc. (A) (B)	112,305	1,211,771
Peabody Energy Corp. (B)	140,315	690,350
REX American Resources Corp., Class A (A) (B)	18,180	1,105,526
Teekay Tankers, Ltd., Class A	183,990	1,056,103
VAALCO Energy, Inc. (A)	178,320	436,884

		11,418,411

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 1.2%
Mercer International, Inc. (A)	74,900	$ 1,150,464
P.H. Glatfelter Co.	45,005	1,238,988
Schweitzer-Mauduit International, Inc.	24,655	1,137,088

		3,526,540

Personal Products - 1.0% (B)
Avon Products, Inc.	137,660	1,099,903
Medifast, Inc. (A)	31,670	949,150
USANA Health Sciences, Inc. (A)	9,605	1,067,308

		3,116,361

Pharmaceuticals - 0.4%
SciClone Pharmaceuticals, Inc. (A)	128,405	1,137,668

Professional Services - 1.4%
CRA International, Inc. (A)	34,175	1,063,526
Heidrick & Struggles International, Inc.	45,905	1,128,345
Insperity, Inc.	21,025	1,099,397
Resources Connection, Inc.	60,375	1,056,563

		4,347,831

Real Estate Investment Trusts - 8.3%
Agree Realty Corp.	30,565	1,007,728
American Capital Mortgage Investment Corp.	53,935	968,673
Apollo Commercial Real Estate Finance, Inc. (B)	62,235	1,069,197
Capstead Mortgage Corp. (B)	83,435	982,030
Corporate Office Properties Trust	35,332	1,038,054
Cousins Properties, Inc. (B)	95,550	1,012,830
CYS Investments, Inc. (B)	111,070	989,634
DuPont Fabros Technology, Inc. (B)	33,149	1,083,309
Dynex Capital, Inc. (B)	123,205	1,043,546
EPR Properties	16,390	983,892
Franklin Street Properties Corp.	79,421	1,018,177
Government Properties Income Trust (B)	45,755	1,045,502
Hatteras Financial Corp.	56,055	1,017,959
Home Properties, Inc. (B)	14,420	999,162
Inland Real Estate Corp.	90,964	972,405
Investors Real Estate Trust	122,622	919,665
Mack-Cali Realty Corp.	52,343	1,009,173
MFA Financial, Inc.	133,415	1,048,642
New York Mortgage Trust, Inc. (B)	135,135	1,048,648
Newcastle Investment Corp.	201,260	976,111
Omega Healthcare Investors, Inc. (B)	23,390	948,932
Parkway Properties, Inc.	61,895	1,073,878
Piedmont Office Realty Trust, Inc., Class A	52,785	982,329
Saul Centers, Inc.	18,160	1,038,752
Select Income REIT	39,510	987,355

		25,265,583

Road & Rail - 0.7%
ArcBest Corp.	25,410	962,785
Con-way, Inc.	24,185	1,067,284

		2,030,069

Semiconductors & Semiconductor Equipment - 4.0%
Cabot Microelectronics Corp., Class A (A)	22,389	1,118,778
Diodes, Inc. (A)	38,625	1,103,130
Fairchild Semiconductor International, Inc., Class A (A) (B)	61,900	1,125,342
Integrated Device Technology, Inc. (A) (B)	53,215	1,065,364
Intersil Corp., Class A	71,900	1,029,608
Kulicke & Soffa Industries, Inc. (A)	67,840	1,060,339

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	30,275	$ 1,023,598
OmniVision Technologies, Inc. (A)	38,295	1,009,839
Pericom Semiconductor Corp.	76,490	1,183,300
Rambus, Inc. (A) (B)	98,505	1,238,701
Silicon Laboratories, Inc. (A)	22,815	1,158,318

		12,116,317

Software - 0.4%
Progress Software Corp. (A)	41,630	1,131,087

Specialty Retail - 5.3%
Abercrombie & Fitch Co., Class A (B)	38,080	839,283
American Eagle Outfitters, Inc. (B)	73,330	1,252,476
Barnes & Noble, Inc. (A) (B)	44,485	1,056,519
Brown Shoe Co., Inc.	34,300	1,125,040
Buckle, Inc. (B)	21,230	1,084,641
Build-A-Bear Workshop, Inc. (A)	49,470	972,085
Cato Corp., Class A	24,040	951,984
Chico’s FAS, Inc.	63,030	1,115,001
Children’s Place, Inc. (B)	16,530	1,061,061
Citi Trends, Inc. (A)	42,455	1,146,285
Guess?, Inc. (B)	60,001	1,115,419
Haverty Furniture Cos., Inc.	44,580	1,109,150
Outerwall, Inc. (B)	16,790	1,110,155
Select Comfort Corp. (A)	35,825	1,234,888
Zumiez, Inc. (A) (B)	27,200	1,094,800

		16,268,787

Technology Hardware, Storage & Peripherals - 0.7%
Lexmark International, Inc., Class A (B)	25,141	1,064,470
QLogic Corp. (A)	79,085	1,165,713

		2,230,183

Textiles, Apparel & Luxury Goods - 1.3%
Iconix Brand Group, Inc. (A) (B)	26,515	892,760
Movado Group, Inc.	38,275	1,091,603
Perry Ellis International, Inc. (A)	42,270	978,973
Skechers U.S.A., Inc., Class A (A) (B)	15,720	1,130,426

		4,093,762

Thrifts & Mortgage Finance - 0.7%
Dime Community Bancshares, Inc.	68,795	1,107,599
Oritani Financial Corp.	75,370	1,096,634

		2,204,233

Trading Companies & Distributors - 0.3%
Aircastle, Ltd.	46,335	1,040,684

Wireless Telecommunication Services - 0.4%
Spok Holdings, Inc.	56,575	1,084,543

Total Common Stocks (Cost $277,732,487)		299,311,413

SECURITIES LENDING COLLATERAL - 23.7%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	72,286,135	72,286,135

Total Securities Lending Collateral (Cost $72,286,135)		72,286,135

	Principal	Value
REPURCHASE AGREEMENT - 1.4%

State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $4,214,551 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/15/2040, and with a value of $4,299,176.

	$ 4,214,550	$ 4,214,550

Total Repurchase Agreement (Cost $4,214,550)		4,214,550

Total Investments (Cost $354,233,172) (D)		375,812,098
Net Other Assets (Liabilities) - (23.2)%		(70,672,669)

Net Assets - 100.0%		$ 305,139,429

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2015 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$299,311,413	$—	$—	$299,311,413
Securities Lending Collateral	72,286,135	—	—	72,286,135
Repurchase Agreement	—	4,214,550	—	4,214,550

Total Investments	$371,597,548	$4,214,550	$—	$375,812,098

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $70,067,757. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $354,233,172. Aggregate gross unrealized appreciation and depreciation for all securities is $37,208,964 and $15,630,038, respectively. Net unrealized appreciation for tax purposes is $21,578,926.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2015 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.1%
Engility Holdings, Inc. (A)	26,260	$ 788,850

Auto Components - 1.2%
Dorman Products, Inc. (A) (B)	16,950	843,262

Banks - 10.5%
BancorpSouth, Inc. (A)	87,980	2,042,896
Bank of the Ozarks, Inc. (A)	28,770	1,062,476
Pinnacle Financial Partners, Inc. (A)	18,470	821,176
PrivateBancorp, Inc., Class A	62,580	2,200,938
South State Corp. (A)	22,190	1,517,574

		7,645,060

Building Products - 0.8%
Advanced Drainage Systems, Inc. (A)	19,980	598,201

Communications Equipment - 2.6% (A) (B)
Aruba Networks, Inc.	32,910	805,966
Ruckus Wireless, Inc.	85,060	1,094,722

		1,900,688

Diversified Consumer Services - 1.3%
Capella Education Co. (A)	14,720	955,034

Diversified Financial Services - 2.4%
MarketAxess Holdings, Inc. (A)	20,863	1,729,543

Electrical Equipment - 1.9%
EnerSys (A)	22,150	1,422,916

Electronic Equipment, Instruments & Components - 1.7%
InvenSense, Inc., Class A (A) (B)	81,780	1,243,874

Food Products - 5.4% (A)
J&J Snack Foods Corp.	13,230	1,411,641
TreeHouse Foods, Inc. (B)	29,610	2,517,442

		3,929,083

Health Care Equipment & Supplies - 3.4%
Anika Therapeutics, Inc. (A) (B)	15,850	652,545
Cantel Medical Corp.	24,162	1,147,695
Neogen Corp. (A) (B)	14,380	671,977

		2,472,217

Health Care Providers & Services - 5.4% (A)
Aceto Corp.	62,110	1,366,420
Air Methods Corp. (B)	31,500	1,467,585
Providence Service Corp. (B)	20,463	1,086,994

		3,920,999

Health Care Technology - 2.2%
Medidata Solutions, Inc. (A) (B)	32,150	1,576,636

Hotels, Restaurants & Leisure - 4.3% (A)
Krispy Kreme Doughnuts, Inc. (B)	70,970	1,418,690
Sonic Corp.	54,520	1,728,284

		3,146,974

Internet Software & Services - 4.3% (A) (B)
Envestnet, Inc.	39,390	2,208,991
SPS Commerce, Inc.	13,600	912,560

		3,121,551

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.9%
MAXIMUS, Inc., Class A	32,010	$ 2,136,988

Life Sciences Tools & Services - 6.5% (B)
Cambrex Corp.	40,250	1,595,108
ICON PLC	44,399	3,131,461

		4,726,569

Machinery - 4.6% (A) (B)
Proto Labs, Inc.	30,470	2,132,900
Wabash National Corp.	88,880	1,253,208

		3,386,108

Multiline Retail - 2.0%
Tuesday Morning Corp. (A) (B)	92,240	1,485,064

Oil, Gas & Consumable Fuels - 1.7% (A) (B)
Matador Resources Co.	27,320	598,854
PDC Energy, Inc.	11,292	610,220

		1,209,074

Pharmaceuticals - 8.4% (A) (B)
Akorn, Inc., Class A	40,060	1,903,251
IGI Laboratories, Inc.	107,390	876,302
Lannett Co., Inc.	11,799	798,910
Prestige Brands Holdings, Inc.	39,740	1,704,449
Sagent Pharmaceuticals, Inc.	37,900	881,175

		6,164,087

Professional Services - 1.8%
WageWorks, Inc. (B)	25,220	1,344,983

Road & Rail - 2.5%
Celadon Group, Inc. (A)	42,230	1,149,501
Saia, Inc. (B)	15,850	702,155

		1,851,656

Semiconductors & Semiconductor Equipment - 4.2% (A) (B)
CEVA, Inc.	37,818	806,280
Silicon Laboratories, Inc.	44,070	2,237,434

		3,043,714

Software - 3.7%
Ellie Mae, Inc. (A) (B)	48,887	2,703,940

Specialty Retail - 3.8% (A)
Asbury Automotive Group, Inc. (B)	15,200	1,263,120
Monro Muffler Brake, Inc.	23,440	1,524,772

		2,787,892

Textiles, Apparel & Luxury Goods - 5.1% (B)
G-III Apparel Group, Ltd. (A)	19,000	2,140,350
Steven Madden, Ltd., Class B	40,977	1,557,126

		3,697,476

Total Common Stocks (Cost $56,300,781)		69,832,439

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 28.5%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (C)	20,844,412	$ 20,844,412

Total Securities Lending Collateral (Cost $20,844,412)		20,844,412

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2015, to be repurchased at $3,324,166 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $3,391,161.	$ 3,324,165	3,324,165

Total Repurchase Agreement (Cost $3,324,165)		3,324,165

Total Investments (Cost $80,469,358) (D)		94,001,016
Net Other Assets (Liabilities) - (28.8)%		(21,017,904)

Net Assets - 100.0%		$ 72,983,112

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Common Stocks	$69,832,439	$—	$—	$69,832,439
Securities Lending Collateral	20,844,412	—	—	20,844,412
Repurchase Agreement	—	3,324,165	—	3,324,165

Total Investments	$90,676,851	$3,324,165	$—	$94,001,016

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $20,346,040. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $80,469,358. Aggregate gross unrealized appreciation and depreciation for all securities is $14,742,178 and $1,210,520, respectively. Net unrealized appreciation for tax purposes is $13,531,658.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2015

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.2%
Canada - 1.2%
Suncor Energy, Inc.
2.74% (A) (B)	201,300	$ 5,882,210

Total Convertible Preferred Stock (Cost $6,841,685)		5,882,210

PREFERRED STOCKS - 5.3%
Brazil - 0.8%
Itausa - Investimentos Itau SA
4.15% (B)	1,181,740	3,695,310

Germany - 1.0%
Porsche Automobil Holding SE
2.20% (B)	48,900	4,809,469

Korea, Republic of - 3.5% (B)
Hyundai Motor Co.
2.84%	50,900	5,092,523
Samsung Electronics Co., Ltd.
1.72%	12,186	12,126,138

		17,218,661

Total Preferred Stocks (Cost $26,654,723)		25,723,440

COMMON STOCKS - 91.6%
Australia - 2.8%
APA Group	285,641	1,968,904
Asciano, Ltd.	916,813	4,427,163
BHP Billiton PLC, ADR (A)	84,700	3,748,822
Challenger, Ltd.	663,239	3,621,968

		13,766,857

Belgium - 0.2%
Ageas	32,300	1,160,175

Brazil - 0.8%
Itausa - Investimentos Itau SA (C) (D)	8,674	18,209
Localiza Rent a Car SA	360,500	4,100,249

		4,118,458

Canada - 1.9%
Canadian National Railway Co.	35,100	2,350,623
Fairfax Financial Holdings, Ltd.	8,800	4,933,086
Newalta Corp.	178,300	1,970,866

		9,254,575

China - 3.2%
Fosun International, Ltd. (A)	5,320,500	10,307,948
Shenzhen Expressway Co., Ltd., Class H	4,582,000	3,563,873
Sinotrans, Ltd., Class H	3,050,000	1,742,823

		15,614,644

Denmark - 0.9%
Carlsberg A/S, Class B (A)	51,977	4,293,611

France - 6.9%
Arkema SA	46,495	3,686,040
Bollore SA	826,900	4,407,390
Cie Generale des Etablissements Michelin, Class B	31,538	3,140,521
GDF Suez	176,200	3,486,995
Rexel SA	190,024	3,588,940
Sanofi	56,201	5,555,343
Total SA	73,540	3,659,145
Veolia Environnement SA	310,870	5,888,044

		33,412,418

	Shares	Value
COMMON STOCKS (continued)
Georgia - 0.5%
Bank of Georgia Holdings PLC (C)	96,700	$ 2,488,767

Germany - 5.5%
Allianz SE, Class A	32,002	5,569,284
Bayer AG	25,031	3,766,697
Merck KGaA	34,200	3,844,676
Metro AG (A)	100,524	3,415,055
Siemens AG, Class A	41,787	4,524,601
Talanx AG (C)	95,000	2,983,255
TUI AG	137,400	2,417,016

		26,520,584

Greece - 0.8%
OPAP SA	323,500	3,036,674
Piraeus Bank SA (C)	2,228,202	860,119

		3,896,793

Guernsey, Channel Islands - 1.3%
Etalon Group, Ltd., GDR	412,286	880,231
Friends Life Group, Ltd.	846,453	5,193,279

		6,073,510

Hong Kong - 7.3%
China Mobile, Ltd.	539,000	7,021,986
CK Hutchison Holdings, Ltd.	308,000	6,312,835
First Pacific Co., Ltd.	4,200,000	4,198,564
Guangdong Investment, Ltd.	4,092,000	5,383,759
Noble Group, Ltd.	6,990,500	4,686,312
Shun Tak Holdings, Ltd.	11,130,000	5,340,574
SJM Holdings, Ltd. (A)	1,803,300	2,358,608

		35,302,638

Ireland - 2.5%
DCC PLC	21,000	1,253,221
Ryanair Holdings PLC, ADR	70,100	4,680,577
Smurfit Kappa Group PLC, Class B	228,015	6,408,827

		12,342,625

Israel - 1.4%
Israel Corp., Ltd.	9,437	3,286,930
Teva Pharmaceutical Industries, Ltd., ADR	60,300	3,756,690

		7,043,620

Italy - 2.0%
Eni SpA, Class B	324,215	5,623,116
Prysmian SpA	190,138	3,923,318

		9,546,434

Japan - 17.4%
Aisin Seiki Co., Ltd.	92,700	3,369,925
Daiichi Sankyo Co., Ltd. (A)	136,700	2,173,568
Denki Kagaku Kogyo KK	856,000	3,383,033
Electric Power Development Co., Ltd.	62,200	2,100,388
FANUC Corp.	6,300	1,378,872
FUJIFILM Holdings Corp.	174,800	6,232,811
Hitachi, Ltd.	833,800	5,722,968
Japan Airlines Co., Ltd.	191,000	5,956,060

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Komatsu, Ltd. (A)	128,900	$ 2,539,094
Kuraray Co., Ltd.	334,700	4,540,434
Mitsubishi Corp. (A)	174,900	3,529,791
Mitsubishi Heavy Industries, Ltd.	615,000	3,396,127
MS&AD Insurance Group Holdings, Inc. (A)	188,700	5,302,197
NEC Corp.	1,255,000	3,693,792
Nippon Telegraph & Telephone Corp.	78,100	4,816,823
Nitori Holdings Co., Ltd.	62,700	4,255,455
ORIX Corp.	374,200	5,268,159
Resona Holdings, Inc.	928,400	4,618,197
Softbank Corp.	81,900	4,766,432
Sony Corp. (C)	189,400	5,037,612
Sumitomo Mitsui Financial Group, Inc. (A)	66,500	2,551,380

		84,633,118

Korea, Republic of - 1.7%
Kangwon Land, Inc.	40,670	1,270,193
Korean Reinsurance Co.	236,700	2,176,159
SK Telecom Co., Ltd.	18,600	4,568,480

		8,014,832

Macau - 0.5%
MGM China Holdings, Ltd.	1,359,572	2,570,905

Malaysia - 1.0%
DRB-Hicom Bhd	3,109,800	1,654,194
Genting Bhd	1,228,600	2,985,662

		4,639,856

Mexico - 1.6%
Alpek SAB de CV, Class A (A) (C)	2,043,400	2,288,083
Credito Real SAB de CV SOFOM ENR	907,813	2,140,757
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (C)	651,320	3,178,993

		7,607,833

Netherlands - 3.0%
Boskalis Westminster NV	63,294	3,117,006
Delta Lloyd NV	148,334	2,797,563
Heineken Holding NV, Class A	50,444	3,476,779
Koninklijke Philips NV	175,571	4,988,585

		14,379,933

Nigeria - 0.4%
Guaranty Trust Bank PLC	16,340,000	2,154,861

Panama - 0.9%
Copa Holdings SA, Class A (A)	43,800	4,422,486

Russian Federation - 1.3%
Lukoil OAO, ADR	132,980	6,107,771

Singapore - 0.3%
Kenon Holdings, Ltd. (C)	66,059	1,278,251

South Africa - 0.9%
Steinhoff International Holdings, Ltd. (A)	700,000	4,387,913

Spain - 0.9%
Amadeus IT Holding SA, Class A	98,087	4,214,504

	Shares	Value
COMMON STOCKS (continued)
Sweden - 3.0%
Investor AB, Class B	164,281	$ 6,556,247
Svenska Cellulosa AB SCA, Class B	120,197	2,773,192
Telefonaktiebolaget LM Ericsson, Class B	412,800	5,195,859

		14,525,298

Switzerland - 3.7%
GAM Holding AG (C)	231,177	4,805,284
Nestle SA	60,764	4,589,502
Novartis AG	45,115	4,463,683
UBS Group AG (C)	228,674	4,310,874

		18,169,343

Taiwan - 1.8%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	176,100	4,342,626
Yuanta Financial Holding Co., Ltd.	8,741,250	4,399,958

		8,742,584

Thailand - 1.0%
Bangkok Bank PCL	424,900	2,409,159
Thai Union Frozen Products PCL	3,995,000	2,467,717

		4,876,876

Turkey - 0.6%
Tofas Turk Otomobil Fabrikasi AS	511,535	3,100,093

United Kingdom - 12.0%
Admiral Group PLC	153,539	3,484,724
Barclays PLC	895,700	3,223,381
BP PLC, ADR (A)	111,600	4,364,676
HSBC Holdings PLC	597,200	5,134,165
IG Group Holdings PLC	271,100	2,851,242
Imperial Tobacco Group PLC	107,194	4,711,513
Inchcape PLC	373,788	4,408,093
Ithaca Energy, Inc. (C)	516,100	260,790
Johnson Matthey PLC	48,932	2,457,753
Kingfisher PLC	781,120	4,410,063
National Grid PLC, Class B	369,084	4,734,226
Noble Corp. PLC (A)	138,200	1,973,496
Rexam PLC	568,708	4,884,568
Royal Bank of Scotland Group PLC (C)	285,000	1,437,415
Sky PLC	324,060	4,773,456
Unilever PLC	118,358	4,942,359

		58,051,920

United States - 1.6% (C)
Eros International PLC (A)	143,200	2,501,704
Flextronics International, Ltd.	430,700	5,459,123

		7,960,827

Total Common Stocks (Cost $447,542,645)		444,674,913

SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio
0.16% (B)	40,443,105	40,443,105

Total Securities Lending Collateral (Cost $40,443,105)		40,443,105

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. 0.01% (B), dated 03/31/2015, to be repurchased at $2,244,277 on 04/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/15/2040, and with a value of $2,291,829.

	$ 2,244,276	$ 2,244,276

Total Repurchase Agreement (Cost $2,244,276)		2,244,276

Total Investments (Cost $523,726,434) (E)		518,967,944
Net Other Assets (Liabilities) - (6.9)%		(33,582,889)

Net Assets - 100.0%		$ 485,385,055

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	6.5%	$ 33,599,722
Banks	5.5	28,572,754
Oil, Gas & Consumable Fuels	5.0	25,897,708
Pharmaceuticals	4.5	23,560,657
Diversified Financial Services	4.3	22,496,180
Technology Hardware, Storage & Peripherals	4.2	22,052,741
Chemicals	3.8	19,642,273
Wireless Telecommunication Services	3.2	16,356,898
Industrial Conglomerates	3.1	16,106,981
Airlines	2.9	15,059,123
Automobiles	2.8	14,656,279
Hotels, Restaurants & Leisure	2.8	14,639,058
Multi-Utilities	2.7	14,109,265
Metals & Mining	2.7	14,056,770
Capital Markets	2.6	13,516,116
Food Products	2.3	11,999,578
Trading Companies & Distributors	2.3	11,805,043
Containers & Packaging	2.2	11,293,395
Electronic Equipment, Instruments & Components	2.2	11,182,091
Road & Rail	2.1	10,878,035
Household Durables	1.8	9,425,525
Specialty Retail	1.7	8,665,518
Beverages	1.5	7,770,390
Machinery	1.4	7,314,093
Media	1.4	7,275,160
Real Estate Management & Development	1.4	7,193,066
Transportation Infrastructure	1.3	6,742,866
Auto Components	1.3	6,510,446
Air Freight & Logistics	1.2	6,150,213
Water Utilities	1.0	5,383,759
Communications Equipment	1.0	5,195,859
Diversified Telecommunication Services	0.9	4,816,823
Tobacco	0.9	4,711,513
Distributors	0.8	4,408,093
Semiconductors & Semiconductor Equipment	0.8	4,342,626
IT Services	0.8	4,214,504
Electrical Equipment	0.8	3,923,318
Food & Staples Retailing	0.7	3,415,055
Independent Power and Renewable Electricity Producers	0.7	3,378,639
Construction & Engineering	0.6	3,117,006
Household Products	0.5	2,773,192
Consumer Finance	0.4	2,140,757
Commercial Services & Supplies	0.4	1,989,075
Energy Equipment & Services	0.4	1,973,496
Gas Utilities	0.4	1,968,904

Investments, at Value	91.8	476,280,563
Short-Term Investments	8.2	42,687,381

Total Investments	100.0%	$ 518,967,944

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2015 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2015
ASSETS
Investments
Convertible Preferred Stock	$5,882,210	$—	$—	$5,882,210
Preferred Stocks	3,695,310	22,028,130	—	25,723,440
Common Stocks	63,461,649	381,213,264	—	444,674,913
Securities Lending Collateral	40,443,105	—	—	40,443,105
Repurchase Agreement	—	2,244,276	—	2,244,276

Total Investments	$113,482,274	$405,485,670	$—	$518,967,944

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $38,814,218. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2015.
(C)	Non-income producing security.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $18,209, representing less than 0.1% of the Portfolio’s net assets.

(E)

Aggregate cost for federal income tax purposes is $523,726,434. Aggregate gross unrealized appreciation and depreciation for all securities is $45,084,660 and $49,843,150, respectively. Net unrealized depreciation for tax purposes is $4,758,490.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Money Market Portfolio (“Money Market”)
Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”)
Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”)
Transamerica Partners Core Bond Portfolio (“Core Bond”)
Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”)
Transamerica Partners Balanced Portfolio (“Balanced”)
Transamerica Partners Large Value Portfolio (“Large Value”)
Transamerica Partners Large Core Portfolio (“Large Core”)
Transamerica Partners Large Growth Portfolio (“Large Growth”)
Transamerica Partners Mid Value Portfolio (“Mid Value”)
Transamerica Partners Mid Growth Portfolio (“Mid Growth”)
Transamerica Partners Small Value Portfolio (“Small Value”)
Transamerica Partners Small Core Portfolio (“Small Core”)
Transamerica Partners Small Growth Portfolio (“Small Growth”)
Transamerica Partners International Equity Portfolio (“International Equity”)

The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as the following, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2015, if any, are shown on a gross basis in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2015.

Open repurchase agreements at March 31, 2015, if any, are included within the Schedule of Investments.

Transamerica Partners Portfolios	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at March 31, 2015, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. The Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: The Portfolios purchase or write inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolios from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Interest rate swaptions: The Portfolios may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign currency options: The Portfolios may purchase or write foreign currency options. Purchasing foreign currency options gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Open option contracts at March 31, 2015, if any, are included within the Schedule of Investments.

Transactions in written options at March 31, 2015 are as follows:

	Call Options		Put Options
Inflation-Protected Securities	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$114,227	140	$—	—
Options written	—	—	95,695	458
Options closed	(114,227)	(140)	—	—
Options expired	—	—	—	—
Options exercised	—	—	(56,449)	(300)

Balance at March 31, 2015	$—	—	$39,246	158

Transamerica Partners Portfolios	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

Transactions in written swaptions and foreign exchange options at March 31, 2015 are as follows:

	Call Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount	Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$232,837	$8,900,000	AUD	9,850,000	CHF	—	EUR	1,070,000	GBP	—
Options written	478,269	21,950,000		—		3,425,625		5,440,000		3,715,000
Options closed	—	—		—		—		—		—
Options expired	(53,863)	—		(9,850,000)		—		—		(915,000)
Options exercised	(108,580)	(8,900,000)		—		—		—		—

Balance at March 31, 2015	$548,663	$21,950,000	AUD	—	CHF	3,425,625	EUR	6,510,000	GBP	2,800,000

	Put Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$564,166	$22,760,000	AUD	16,405,000	EUR	3,200,000	GBP	—
Options written	704,565	18,995,000		3,285,000		5,440,000		2,910,000
Options closed	(182,633)	(13,860,000)		—		—		—
Options expired	(428,361)	(8,900,000)		(19,690,000)		—		—
Options exercised	—	—		—		—		—

Balance at March 31, 2015	$657,737	$18,995,000	AUD	—	EUR	8,640,000	GBP	2,910,000

Futures contracts: The Portfolios are subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Open futures contracts at March 31, 2015, if any, are listed in the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Transamerica Partners Portfolios	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Open OTC and centrally cleared swap agreements at March 31, 2015, if any, are listed in the Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at March 31, 2015, if any, are included within the Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2015. Open loan participations and assignments at March 31, 2015, if any, are included within the Schedule of Investments.

Transamerica Partners Portfolios	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 1. (continued)

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

TBA commitments held at March 31, 2015, if any, are identified in the Schedule of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued securities held at March 31, 2015, if any, are identified in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at March 31, 2015, if any, are included within the Schedule of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at March 31, 2015, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at March 31, 2015, if any, are identified in the Schedule of Investments.

Security transactions: Security transactions are recorded on trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends, if any, are recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2015, if any, are identified in the Schedule of Investments.

Transamerica Partners Portfolios	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolios’ investments, at March 31, 2015, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds: Investment companies are valued at the Net Asset Value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds (“ETF”) are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that

Transamerica Partners Portfolios	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 2. (continued)

close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models based that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

Transamerica Partners Portfolios	March 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2015

(unaudited)

NOTE 3. (continued)

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

Transamerica Partners Portfolios	March 31, 2015 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments March 31, 2015 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
The Boeing Co.	228,792	$34,337,103
General Dynamics Corp.	110,071	14,939,937
Honeywell International, Inc.	273,356	28,513,764
L-3 Communications Holdings, Inc.	28,844	3,628,287
Lockheed Martin Corp.	93,694	19,016,134
Northrop Grumman Corp.	69,308	11,155,816
Precision Castparts Corp.	49,524	10,400,040
Raytheon Co.	107,352	11,728,206
Rockwell Collins, Inc.	46,459	4,485,616
Textron, Inc.	96,745	4,288,706
United Technologies Corp.	288,613	33,825,444

		176,319,053
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	51,142	3,744,617
Expeditors International of Washington, Inc.	67,025	3,229,265
FedEx Corp.	92,033	15,226,860
United Parcel Service, Inc., Class B	242,727	23,529,955

		45,730,697
Airlines — 0.6%
American Airlines Group, Inc.	250,542	13,223,607
Delta Air Lines, Inc.	287,921	12,944,928
Southwest Airlines Co.	236,140	10,461,002

		36,629,537
Auto Components — 0.4%
BorgWarner, Inc.	79,127	4,785,601
Delphi Automotive PLC	101,411	8,086,513
The Goodyear Tire & Rubber Co.	94,669	2,563,636
Johnson Controls, Inc.	229,604	11,581,226

		27,016,976
Automobiles — 0.7%
Ford Motor Co.	1,381,704	22,300,703
General Motors Co.	472,479	17,717,962
Harley-Davidson, Inc.	73,857	4,486,074

		44,504,739
Banks — 5.6%
Bank of America Corp.	3,673,910	56,541,475
BB&T Corp.	251,798	9,817,604
Citigroup, Inc.	1,059,560	54,588,531
Comerica, Inc.	62,352	2,813,946
Fifth Third Bancorp	284,691	5,366,425
Huntington Bancshares, Inc.	283,148	3,128,785
JPMorgan Chase & Co.	1,302,078	78,879,885
KeyCorp	298,628	4,228,573
M&T Bank Corp.	46,440	5,897,880
The PNC Financial Services Group, Inc. (a)	181,839	16,954,668
Regions Financial Corp.	469,284	4,434,734
Common Stocks	Shares	Value
Banks (concluded)
SunTrust Banks, Inc.	183,254	$7,529,907
US Bancorp	622,107	27,167,413
Wells Fargo & Co.	1,637,433	89,076,355
Zions Bancorporation	70,978	1,916,406

		368,342,587
Beverages — 2.1%
Brown-Forman Corp., Class B	54,452	4,919,738
The Coca-Cola Co.	1,372,404	55,650,982
Coca-Cola Enterprises, Inc.	75,846	3,352,393
Constellation Brands, Inc., Class A (b)	58,808	6,834,078
Dr. Pepper Snapple Group Inc.	67,427	5,291,671
Molson Coors Brewing Co., Class B	55,867	4,159,298
Monster Beverage Corp. (b)	51,084	7,069,770
PepsiCo, Inc.	517,715	49,503,909

		136,781,839
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (b)	70,612	12,237,060
Amgen, Inc.	265,033	42,365,525
Biogen Idec, Inc. (b)	81,940	34,598,345
Celgene Corp. (b)	279,612	32,233,671
Gilead Sciences, Inc. (b)	520,169	51,044,184
Regeneron Pharmaceuticals, Inc. (b)	25,770	11,634,640
Vertex Pharmaceuticals, Inc. (b)	84,567	9,976,369

		194,089,794
Building Products — 0.1%
Allegion PLC	33,578	2,053,966
Masco Corp.	122,182	3,262,260

		5,316,226
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (b)	19,080	4,098,002
Ameriprise Financial, Inc.	63,760	8,342,359
The Bank of New York Mellon Corp.	389,075	15,656,378
BlackRock, Inc. (a)	44,303	16,207,810
The Charles Schwab Corp.	403,013	12,267,716
E*Trade Financial Corp. (b)(c)	100,968	2,883,141
Franklin Resources, Inc.	136,866	7,023,963
The Goldman Sachs Group, Inc.	141,498	26,597,379
Invesco Ltd.	149,968	5,952,230
Legg Mason, Inc.	34,629	1,911,521
Morgan Stanley	538,506	19,219,279
Northern Trust Corp.	76,689	5,341,389
State Street Corp.	144,019	10,589,717
T. Rowe Price Group, Inc.	91,088	7,376,306

		143,467,190
Chemicals — 2.3%
Air Products & Chemicals, Inc.	67,367	10,191,280

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	1

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Airgas, Inc.	23,638	$2,508,228
CF Industries Holdings, Inc.	16,742	4,749,371
The Dow Chemical Co.	380,104	18,237,390
E.I. du Pont de Nemours & Co.	316,236	22,601,387
Eastman Chemical Co.	51,954	3,598,334
Ecolab, Inc.	94,082	10,761,099
FMC Corp.	46,608	2,668,308
International Flavors & Fragrances, Inc.	28,223	3,313,380
LyondellBasell Industries NV, Class A	138,339	12,146,164
Monsanto Co.	168,802	18,996,977
The Mosaic Co.	108,662	5,004,972
PPG Industries, Inc.	47,526	10,719,014
Praxair, Inc.	100,877	12,179,889
The Sherwin-Williams Co.	28,180	8,017,210
Sigma-Aldrich Corp.	41,730	5,769,172

		151,462,175
Commercial Services & Supplies — 0.5%
The ADT Corp. (c)	60,180	2,498,674
Cintas Corp.	34,045	2,779,093
Iron Mountain, Inc. (c)	65,370	2,384,698
Pitney Bowes, Inc.	70,536	1,644,899
Republic Services, Inc.	87,613	3,553,583
Stericycle, Inc. (b)	29,686	4,168,805
Tyco International PLC	146,761	6,319,529
Waste Management, Inc.	149,171	8,089,543

		31,438,824
Communications Equipment — 1.5%
Cisco Systems, Inc.	1,782,820	49,072,120
F5 Networks, Inc. (b)	25,219	2,898,672
Harris Corp.	36,402	2,867,022
Juniper Networks, Inc.	126,623	2,859,147
Motorola Solutions, Inc.	66,634	4,442,489
QUALCOMM, Inc.	576,114	39,947,745

		102,087,195
Construction & Engineering — 0.1%
Fluor Corp.	51,664	2,953,114
Jacobs Engineering Group, Inc. (b)	45,022	2,033,194
Quanta Services, Inc. (b)	73,953	2,109,879

		7,096,187
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	21,613	3,021,497
Vulcan Materials Co.	46,170	3,892,131

		6,913,628
Consumer Finance — 0.8%
American Express Co.	306,131	23,914,954
Capital One Financial Corp.	192,667	15,186,013
Common Stocks	Shares	Value
Consumer Finance (concluded)
Discover Financial Services	156,239	$8,804,067
Navient Corp.	140,345	2,853,214

		50,758,248
Containers & Packaging — 0.2%
Avery Dennison Corp.	31,659	1,675,078
Ball Corp.	48,006	3,391,144
MeadWestvaco Corp.	58,533	2,919,041
Owens-Illinois, Inc. (b)	57,477	1,340,363
Sealed Air Corp.	73,454	3,346,564

		12,672,190
Distributors — 0.1%
Genuine Parts Co.	53,358	4,972,432
Diversified Consumer Services — 0.0%
H&R Block, Inc.	96,215	3,085,615
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (b)	636,903	91,917,841
CME Group, Inc.	110,771	10,491,122
IntercontinentalExchange Group, Inc.	39,130	9,127,855
Leucadia National Corp.	110,246	2,457,383
McGraw-Hill Financial, Inc.	95,541	9,878,940
Moody’s Corp.	62,123	6,448,367
The NASDAQ OMX Group, Inc.	41,331	2,105,401

		132,426,909
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,812,639	59,182,663
CenturyLink, Inc.	197,916	6,837,998
Frontier Communications Corp.	350,493	2,470,976
Level 3 Communications, Inc. (b)	100,210	5,395,306
Verizon Communications, Inc.	1,451,243	70,573,947
Windstream Holdings, Inc.	210,830	1,560,142

		146,021,032
Electric Utilities — 1.7%
American Electric Power Co., Inc.	171,041	9,621,056
Duke Energy Corp.	247,136	18,975,102
Edison International	113,829	7,110,898
Entergy Corp.	63,067	4,887,062
Eversource Energy	110,693	5,592,210
Exelon Corp.	300,367	10,095,335
FirstEnergy Corp.	147,170	5,159,780
NextEra Energy, Inc.	154,894	16,116,721
Pepco Holdings, Inc.	88,400	2,371,772
Pinnacle West Capital Corp.	38,662	2,464,702
PPL Corp.	233,010	7,843,117
The Southern Co.	317,821	14,073,114

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	176,789	$6,154,025

		110,464,894
Electrical Equipment — 0.5%
AMETEK, Inc.	84,243	4,426,127
Eaton Corp. PLC	165,787	11,263,569
Emerson Electric Co.	239,344	13,551,657
Rockwell Automation, Inc.	47,346	5,491,663

		34,733,016
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	108,379	6,386,774
Corning, Inc.	444,115	10,072,528
FLIR Systems, Inc.	48,913	1,529,999
TE Connectivity Ltd.	141,904	10,163,165

		28,152,466
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	151,796	9,651,190
Cameron International Corp. (b)	68,069	3,071,273
Diamond Offshore Drilling, Inc. (c)	23,577	631,628
Ensco PLC, Class A	81,968	1,727,066
FMC Technologies, Inc. (b)	80,908	2,994,405
Halliburton Co.	296,798	13,023,496
Helmerich & Payne, Inc.	37,635	2,561,814
National Oilwell Varco, Inc.	143,221	7,159,618
Noble Corp. PLC	86,909	1,241,061
Schlumberger Ltd.	445,410	37,165,010
Transocean Ltd. (c)	119,131	1,747,652

		80,974,213
Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	153,671	23,280,388
CVS Health Corp.	392,998	40,561,324
The Kroger Co.	171,623	13,156,619
Sysco Corp.	206,940	7,807,846
Wal-Mart Stores, Inc.	551,593	45,368,524
Walgreens Boots Alliance, Inc.	304,553	25,789,548
Whole Foods Market, Inc.	126,044	6,564,372

		162,528,621
Food Products — 1.6%
Archer-Daniels-Midland Co.	221,574	10,502,608
Campbell Soup Co.	62,130	2,892,151
ConAgra Foods, Inc.	148,827	5,436,650
General Mills, Inc.	210,901	11,936,997
The Hershey Co.	51,699	5,216,946
Hormel Foods Corp.	47,084	2,676,725
The JM Smucker Co. (The)	35,565	4,115,937
Kellogg Co.	88,459	5,833,871
Keurig Green Mountain, Inc.	42,370	4,734,000
Kraft Foods Group, Inc.	205,390	17,892,550
McCormick & Co., Inc.	44,836	3,457,304
Common Stocks	Shares	Value
Food Products (concluded)
Mead Johnson Nutrition Co.	70,679	$7,105,360
Mondelez International, Inc., Class A	576,129	20,792,496
Tyson Foods, Inc., Class A	102,110	3,910,813

		106,504,408
Gas Utilities — 0.0%
AGL Resources, Inc.	41,847	2,077,704
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	527,039	24,417,717
Baxter International, Inc.	189,528	12,982,668
Becton Dickinson and Co.	72,934	10,472,593
Boston Scientific Corp. (b)	464,818	8,250,520
C.R. Bard, Inc.	25,952	4,343,067
DENTSPLY International, Inc.	49,072	2,497,274
Edwards Lifesciences Corp. (b)	37,681	5,368,035
Intuitive Surgical, Inc. (b)	12,788	6,458,324
Medtronic PLC	497,711	38,816,481
St. Jude Medical, Inc.	98,276	6,427,251
Stryker Corp.	104,525	9,642,431
Varian Medical Systems, Inc. (b)(c)	34,979	3,291,174
Zimmer Holdings, Inc.	59,360	6,975,987

		139,943,522
Health Care Providers & Services — 2.7%
Aetna, Inc.	122,851	13,087,317
AmerisourceBergen Corp.	72,884	8,284,724
Anthem Inc.	93,189	14,389,313
Cardinal Health, Inc.	115,323	10,410,207
Cigna Corp.	90,279	11,685,714
DaVita HealthCare Partners, Inc. (b)	60,327	4,903,378
Express Scripts Holding Co. (b)	253,888	22,029,862
HCA Holdings, Inc. (b)	102,853	7,737,631
Henry Schein, Inc. (b)	29,287	4,089,051
Humana, Inc.	52,247	9,301,011
Laboratory Corp. of America Holdings (b)	35,051	4,419,580
McKesson Corp.	81,329	18,396,620
Patterson Cos., Inc.	29,982	1,462,822
Quest Diagnostics, Inc.	50,436	3,876,007
Tenet Healthcare Corp. (b)	34,457	1,705,966
UnitedHealth Group, Inc.	333,082	39,400,270
Universal Health Services, Inc., Class B	31,815	3,744,944

		178,924,417
Health Care Technology — 0.1%
Cerner Corp. (b)	106,521	7,803,728
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	157,371	7,528,629
Chipotle Mexican Grill, Inc. (b)	10,839	7,051,203

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	3

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Darden Restaurants, Inc.	43,365	$3,006,929
Marriott International, Inc., Class A	72,467	5,820,549
McDonald’s Corp.	335,680	32,708,659
Royal Caribbean Cruises Ltd.	57,560	4,711,286
Starbucks Corp.	261,881	24,800,131
Starwood Hotels & Resorts Worldwide, Inc.	59,995	5,009,582
Wyndham Worldwide Corp.	42,134	3,811,863
Wynn Resorts Ltd.	28,312	3,563,915
Yum! Brands, Inc.	151,293	11,909,785

		109,922,531
Household Durables — 0.4%
D.R. Horton, Inc.	116,234	3,310,344
Garmin Ltd.	42,262	2,008,290
Harman International Industries, Inc.	23,989	3,205,650
Leggett & Platt, Inc.	48,378	2,229,742
Lennar Corp., Class A	62,406	3,233,255
Mohawk Industries, Inc. (b)	21,689	4,028,732
Newell Rubbermaid, Inc.	94,751	3,701,922
PulteGroup, Inc.	115,863	2,575,635
Whirlpool Corp.	27,291	5,514,419

		29,807,989
Household Products — 1.8%
The Clorox Co.	45,838	5,060,057
Colgate-Palmolive Co.	297,814	20,650,423
Kimberly-Clark Corp.	127,659	13,673,555
The Procter & Gamble Co.	943,128	77,279,908

		116,663,943
Independent Power and Renewable Electricity Producers — 0.1%
The AES Corp.	226,177	2,906,375
NRG Energy, Inc.	118,049	2,973,654

		5,880,029
Industrial Conglomerates — 2.2%
3M Co.	221,691	36,567,930
Danaher Corp.	214,469	18,208,418
General Electric Co.	3,515,060	87,208,639
Roper Industries, Inc.	35,065	6,031,180

		148,016,167
Insurance — 2.6%
ACE Ltd.	114,343	12,748,101
Aflac, Inc.	153,324	9,814,269
The Allstate Corp.	145,469	10,353,029
American International Group, Inc.	479,346	26,263,367
Aon PLC	97,901	9,410,244
Assurant, Inc.	24,234	1,488,210
The Chubb Corp.	80,650	8,153,715
Cincinnati Financial Corp.	51,653	2,752,072
Common Stocks	Shares	Value
Insurance (concluded)
Genworth Financial, Inc., Class A (b)	173,865	$1,270,953
Hartford Financial Services Group, Inc.	147,077	6,150,760
Lincoln National Corp.	89,590	5,147,841
Loews Corp.	104,331	4,259,835
Marsh & McLennan Cos., Inc.	188,208	10,556,587
MetLife, Inc.	390,299	19,729,615
Principal Financial Group, Inc.	95,579	4,909,893
The Progressive Corp.	187,269	5,093,717
Prudential Financial, Inc.	158,585	12,735,961
Torchmark Corp.	44,357	2,436,087
The Travelers Cos., Inc.	112,258	12,138,458
Unum Group	87,891	2,964,563
XL Group PLC	89,235	3,283,848

		171,661,125
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (b)	132,992	49,486,323
Expedia, Inc.	34,549	3,252,097
Netflix, Inc. (b)	21,135	8,806,743
The Priceline Group, Inc. (b)	18,142	21,120,009
TripAdvisor, Inc. (b)	38,967	3,240,886

		85,906,058
Internet Software & Services — 3.3%
Akamai Technologies, Inc. (b)	62,495	4,439,957
eBay, Inc. (b)	384,601	22,183,786
Equinix, Inc.	19,735	4,595,295
Facebook, Inc., Class A (b)	733,152	60,276,092
Google, Inc., Class A (b)	99,733	55,321,895
Google, Inc., Class C (b)	99,941	54,767,668
VeriSign, Inc. (b)	36,783	2,463,357
Yahoo!, Inc. (b)	304,101	13,512,728

		217,560,778
IT Services — 3.2%
Accenture PLC, Class A	219,392	20,554,836
Alliance Data Systems Corp. (b)(c)	21,944	6,500,910
Automatic Data Processing, Inc.	165,970	14,213,671
Cognizant Technology Solutions Corp., Class A (b)	212,941	13,285,389
Computer Sciences Corp.	49,302	3,218,435
Fidelity National Information Services, Inc.	99,597	6,778,572
Fiserv, Inc. (b)	83,395	6,621,563
International Business Machines Corp.	321,041	51,527,081
Mastercard, Inc., Class A	340,944	29,454,152
Paychex, Inc.	114,197	5,665,884
Teradata Corp. (b)(c)	50,758	2,240,458
Total System Services, Inc.	57,594	2,197,211
Visa, Inc., Class A	677,520	44,316,583

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
The Western Union Co.	182,258	$3,792,789
Xerox Corp.	365,306	4,694,182

		215,061,716
Leisure Products — 0.1%
Hasbro, Inc.	39,166	2,476,858
Mattel, Inc.	118,252	2,702,058

		5,178,916
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	117,345	4,875,685
PerkinElmer, Inc.	39,531	2,021,615
Thermo Fisher Scientific, Inc.	138,590	18,618,181
Waters Corp. (b)	29,020	3,607,766

		29,123,247
Machinery — 1.4%
Caterpillar, Inc.	211,727	16,944,512
Cummins, Inc.	58,840	8,157,578
Deere & Co.	118,595	10,399,595
Dover Corp.	57,001	3,939,909
Flowserve Corp.	46,995	2,654,748
Illinois Tool Works, Inc.	121,942	11,845,446
Ingersoll-Rand PLC	92,003	6,263,564
Joy Global, Inc.	34,113	1,336,547
PACCAR, Inc.	123,854	7,820,142
Pall Corp.	37,272	3,741,736
Parker Hannifin Corp.	49,774	5,912,156
Pentair PLC	63,760	4,009,866
Snap-on, Inc.	20,320	2,988,259
Stanley Black & Decker, Inc.	55,001	5,244,895
Xylem, Inc.	63,750	2,232,525

		93,491,478
Media — 3.4%
Cablevision Systems Corp., New York Group, Class A (c)	76,770	1,404,891
CBS Corp., Class B	159,815	9,689,583
Comcast Corp., Class A	887,461	50,114,923
DIRECTV (b)	175,626	14,945,773
Discovery Communications, Inc., Class A (b)(c)	51,909	1,596,721
Discovery Communications, Inc., Class C (b)	94,536	2,786,449
Gannett Co., Inc.	79,305	2,940,629
The Interpublic Group of Cos., Inc.	144,184	3,189,350
News Corp., Class A (b)	174,590	2,795,186
Omnicom Group, Inc.	86,200	6,721,876
Scripps Networks Interactive, Inc., Class A	34,067	2,335,633
Time Warner Cable, Inc.	98,117	14,705,776
Time Warner, Inc.	290,075	24,493,933
Common Stocks	Shares	Value
Media (concluded)
Twenty-First Century Fox, Inc., Class A	638,639	$21,611,544
Viacom, Inc., Class B	127,576	8,713,441
The Walt Disney Co.	546,079	57,278,226

		225,323,934
Metals & Mining — 0.3%
Alcoa, Inc.	427,072	5,517,770
Allegheny Technologies, Inc.	38,037	1,141,490
Freeport-McMoRan Copper & Gold, Inc.	363,310	6,884,725
Newmont Mining Corp.	174,344	3,785,008
Nucor Corp.	111,483	5,298,787

		22,627,780
Multi-Utilities — 1.1%
Ameren Corp.	84,805	3,578,771
CenterPoint Energy, Inc.	150,240	3,066,398
CMS Energy Corp.	96,282	3,361,205
Consolidated Edison, Inc.	102,333	6,242,313
Dominion Resources, Inc.	205,435	14,559,178
DTE Energy Co.	61,930	4,997,132
Integrys Energy Group, Inc.	27,816	2,003,308
NiSource, Inc.	110,498	4,879,592
PG&E Corp.	166,427	8,832,281
Public Service Enterprise Group, Inc.	176,842	7,413,217
SCANA Corp.	49,964	2,747,520
Sempra Energy	80,888	8,818,410
TECO Energy, Inc.	82,403	1,598,618
Wisconsin Energy Corp. (c)	78,813	3,901,244

		75,999,187
Multiline Retail — 0.8%
Dollar General Corp. (b)	106,004	7,990,581
Dollar Tree, Inc. (b)	71,856	5,830,755
Family Dollar Stores, Inc.	33,611	2,663,336
Kohl’s Corp.	70,586	5,523,354
Macy’s, Inc.	118,992	7,723,771
Nordstrom, Inc.	49,163	3,948,772
Target Corp.	222,482	18,259,098

		51,939,667
Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	176,972	14,655,051
Apache Corp.	131,647	7,942,264
Cabot Oil & Gas Corp.	144,394	4,263,955
Chesapeake Energy Corp.	180,908	2,561,657
Chevron Corp.	656,638	68,933,857
Cimarex Energy Co.	30,618	3,523,826
ConocoPhillips	430,107	26,778,462
CONSOL Energy, Inc.	80,520	2,245,703
Devon Energy Corp.	135,004	8,142,091

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	5

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
EOG Resources, Inc.	191,565	$17,564,595
EQT Corp.	53,083	4,398,988
Exxon Mobil Corp.	1,464,936	124,519,560
Hess Corp.	84,892	5,761,620
Kinder Morgan, Inc.	595,169	25,032,808
Marathon Oil Corp.	235,823	6,157,339
Marathon Petroleum Corp.	95,390	9,766,982
Murphy Oil Corp.	58,332	2,718,271
Newfield Exploration Co. (b)	56,240	1,973,462
Noble Energy, Inc.	135,128	6,607,759
Occidental Petroleum Corp.	269,138	19,647,074
ONEOK, Inc.	72,842	3,513,898
Phillips 66	189,842	14,921,581
Pioneer Natural Resources Co.	52,041	8,509,224
QEP Resources, Inc.	57,180	1,192,203
Range Resources Corp.	58,162	3,026,750
Southwestern Energy Co. (b)(c)	134,402	3,116,782
Spectra Energy Corp.	234,446	8,479,912
Tesoro Corp.	43,650	3,984,809
Valero Energy Corp.	179,861	11,442,757
The Williams Cos., Inc.	235,129	11,895,176

		433,278,416
Paper & Forest Products — 0.1%
International Paper Co.	147,723	8,197,149
Personal Products — 0.1%
The Estee Lauder Cos., Inc., Class A	77,935	6,481,075
Pharmaceuticals — 6.1%
AbbVie, Inc.	556,678	32,587,930
Actavis PLC (b)	136,377	40,588,523
Bristol-Myers Squibb Co.	580,501	37,442,314
Eli Lilly & Co.	341,504	24,810,266
Endo International PLC (b)	62,024	5,563,553
Hospira, Inc. (b)	59,895	5,261,177
Johnson & Johnson	971,052	97,687,831
Mallinckrodt PLC (b)	40,702	5,154,908
Merck & Co., Inc.	991,226	56,975,670
Mylan NV (b)	130,271	7,731,584
Perrigo Co. PLC	49,187	8,142,908
Pfizer, Inc.	2,140,452	74,466,325
Zoetis, Inc.	174,952	8,098,528

		404,511,517
Professional Services — 0.2%
The Dun & Bradstreet Corp.	12,585	1,615,410
Equifax, Inc.	41,760	3,883,680
Nielsen Holdings NV	110,275	4,914,957
Common Stocks	Shares	Value
Professional Services (concluded)
Robert Half International, Inc.	47,242	$2,859,086

		13,273,133
Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	147,600	13,896,540
Apartment Investment & Management Co., Class A	54,649	2,150,985
AvalonBay Communities, Inc.	46,115	8,035,539
Boston Properties, Inc.	53,519	7,518,349
Crown Castle International Corp.	116,627	9,626,393
Equity Residential	127,085	9,894,838
Essex Property Trust, Inc. (c)	22,757	5,231,834
General Growth Properties, Inc.	219,511	6,486,550
HCP, Inc.	160,981	6,955,989
Health Care REIT, Inc. (c)	122,080	9,444,109
Host Hotels & Resorts, Inc.	264,684	5,341,323
Kimco Realty Corp.	144,191	3,871,528
The Macerich Co. (c)	49,191	4,148,277
Plum Creek Timber Co., Inc.	61,553	2,674,478
Prologis, Inc.	178,920	7,793,755
Public Storage	50,709	9,996,772
Simon Property Group, Inc.	108,573	21,241,222
SL Green Realty Corp.	34,466	4,424,745
Ventas, Inc.	99,867	7,292,288
Vornado Realty Trust	61,048	6,837,376
Weyerhaeuser Co.	183,430	6,080,705

		158,943,595
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	97,774	3,784,832
Road & Rail — 0.9%
CSX Corp.	346,017	11,460,083
Kansas City Southern	38,584	3,938,655
Norfolk Southern Corp.	107,384	11,051,961
Ryder System, Inc.	18,535	1,758,786
Union Pacific Corp.	307,794	33,337,168

		61,546,653
Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	105,077	4,508,854
Analog Devices, Inc.	108,877	6,859,251
Applied Materials, Inc.	429,218	9,683,158
Avago Technologies Ltd.	89,630	11,381,218
Broadcom Corp., Class A	190,425	8,244,450
First Solar, Inc. (b)	26,318	1,573,553
Intel Corp.	1,654,037	51,721,737
KLA-Tencor Corp.	56,858	3,314,253
Lam Research Corp.	55,675	3,910,334
Linear Technology Corp.	83,594	3,912,199
Microchip Technology, Inc.	70,410	3,443,049
Micron Technology, Inc. (b)	376,331	10,209,860
NVIDIA Corp.	180,454	3,776,000
Skyworks Solutions, Inc.	66,669	6,552,896

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Texas Instruments, Inc.	365,741	$20,914,899
Xilinx, Inc.	91,400	3,866,220

		153,871,931
Software — 3.5%
Adobe Systems, Inc. (b)	166,228	12,290,898
Autodesk, Inc. (b)	79,219	4,645,402
CA, Inc.	111,431	3,633,765
Citrix Systems, Inc. (b)	55,862	3,567,906
Electronic Arts, Inc. (b)	108,639	6,389,603
Intuit, Inc.	96,670	9,373,123
Microsoft Corp.	2,865,057	116,478,893
Oracle Corp.	1,119,585	48,310,093
Red Hat, Inc. (b)	64,096	4,855,272
Salesforce.com, Inc. (b)	211,347	14,120,093
Symantec Corp.	238,428	5,570,870

		229,235,918
Specialty Retail — 2.4%
AutoNation, Inc. (b)	26,226	1,687,119
AutoZone, Inc. (b)	11,145	7,602,673
Bed Bath & Beyond, Inc. (b)	64,857	4,979,396
Best Buy Co., Inc.	101,744	3,844,906
CarMax, Inc. (b)	73,387	5,064,437
GameStop Corp., Class A (c)	37,969	1,441,303
The Gap, Inc.	92,695	4,016,474
The Home Depot, Inc.	460,247	52,288,662
L Brands, Inc.	85,890	8,098,568
Lowe’s Cos., Inc.	339,806	25,278,168
O’Reilly Automotive, Inc. (b)	35,513	7,679,331
Ross Stores, Inc.	72,313	7,618,898
Staples, Inc.	223,859	3,645,544
Tiffany & Co.	39,337	3,462,049
TJX Cos., Inc.	238,460	16,704,123
Tractor Supply Co.	47,596	4,048,516
Urban Outfitters, Inc. (b)	35,003	1,597,887

		159,058,054
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	2,034,186	253,113,764
EMC Corp.	694,406	17,749,017
Hewlett-Packard Co.	634,831	19,781,334
NetApp, Inc.	108,954	3,863,509
SanDisk Corp.	74,425	4,734,918
Seagate Technology PLC	114,717	5,968,726
Western Digital Corp.	75,871	6,905,020

		312,116,288
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	96,399	3,993,811
Fossil Group, Inc. (b)(c)	15,506	1,278,470
Hanesbrands, Inc.	140,057	4,693,310
Michael Kors Holdings Ltd. (b)	70,155	4,612,691
Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
NIKE, Inc., Class B	244,415	$24,522,157
PVH Corp.	28,823	3,071,379
Ralph Lauren Corp.	21,063	2,769,785
Under Armour, Inc., Class A (b)(c)	58,306	4,708,209
VF Corp.	119,601	9,007,151

		58,656,963
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	168,380	1,764,623
People’s United Financial, Inc.	107,832	1,639,046

		3,403,669
Tobacco — 1.4%
Altria Group, Inc.	687,798	34,403,656
Lorillard, Inc.	125,783	8,219,919
Philip Morris International, Inc.	540,268	40,698,389
Reynolds American, Inc.	107,655	7,418,506

		90,740,470
Trading Companies & Distributors — 0.2%
Fastenal Co.	95,009	3,936,698
United Rentals, Inc. (b)	33,741	3,075,829
W.W. Grainger, Inc.	20,975	4,946,115

		11,958,642
Total Long-Term Investments (Cost — $3,737,605,176) — 96.6%		6,392,462,912

Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (a)(d)	204,880,754	204,880,754
BlackRock Cash Funds: Prime, SL Agency Shares, 0.14% (a)(d)(e)	24,624,626	24,624,626
Total Short-Term Securities (Cost — $229,505,380) — 3.5%		229,505,380
Total Investments (Cost — $3,967,110,556*) — 100.1%		6,621,968,292
Liabilities in Excess of Other Assets — (0.1)%		(3,461,852)

Net Assets — 100.0%		$6,618,506,440

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,621,216,654

Gross unrealized appreciation	$3,449,672,223
Gross unrealized depreciation	(448,920,585)

Net unrealized appreciation	$3,000,751,638

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	7

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain
BlackRock, Inc.	39,755	4,702		(154)	44,303	$16,207,810	$95,687	$9,903
BlackRock Cash Funds: Institutional, SL Agency Shares	76,063,771	128,816,983	[1]	—	204,880,754	$204,880,754	$77,311	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,710,893	17,913,733	[1]	—	24,624,626	$24,624,626	$86,749	—
The PNC Financial Services Group, Inc.	164,243	19,391		(1,795)	181,839	$16,954,668	$78,837	$54,146
[1] Represents net shares purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
2,118	S&P 500 E-Mini Index	Chicago Mercantile	June 2015	$218,238,720	$1,567,764

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$6,392,462,912	—	—	$6,392,462,912
Short-Term Securities:
Money Market Funds	229,505,380	—	—	229,505,380

Total	$6,621,968,292	—	—	$6,621,968,292

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,567,764	—	—	$1,567,764

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015	9

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$132,131	—	—	$132,131
Cash pledged for financial futures contracts	9,738,000	—	—	9,738,000
Liabilities:
Collateral on securities loaned at value	—	$(24,624,626)	—	$(24,624,626)

Total	$9,870,131	$(24,624,626)	—	$(14,754,495)

During the period ended March 31, 2015, there were no transfers between levels.

10	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2015

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group II
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 27, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 27, 2015